[FRONT COVER]

                        VANGUARD(R) BALANCED INDEX FUND

ANNUAL REPORT

December 31, 2002

                                                           THE VANGUARD GROUP(R)

EARNING YOUR TRUST EVERY DAY
The past two years brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.


JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                                                          [PHOTO JOHN J BRENNAN]

================================================================================
SUMMARY
* Vanguard Balanced Index Fund's Investor Shares declined -9.5% during the year ended December 31, 2002.
* The fund's performance was significantly better than that of its average competitor (-11.7%), but trailed the return of the target composite index (-9.0%).
* The broad stock market remained mired in the fallout from corporate misdeeds and proposals for reform. Meanwhile, the bond market produced strong returns.
--------------------------------------------------------------------------------
CONTENTS

 1  Letter from the Chairman
 6  Fund Profile
 8  Glossary of Investment Terms
10  Performance Summary
12  Your Fund's After-Tax Returns
13  Results of Proxy Voting
14  Financial Statements
71  Advantages of Vanguard.com
================================================================================

LETTER FROM THE CHAIRMAN
Fellow Shareholder,
The Investor Shares of Vanguard(R) Balanced Index Fund declined -9.5% during the 12 months ended December 31, 2002, a disappointing performance reflecting a tough stock market. The total return was well ahead of the average for the fund's peer group, but trailed the return of the target composite index (a 60%/40% mix of the Wilshire 5000 Total Market Index and the Lehman Brothers Aggregate Bond Index) by a half percentage point.

     The adjacent table presents the 12-month total returns (capital change plus reinvested dividends) for your fund, its average competitor, and the unmanaged composite benchmark. Details on changes in net asset value and per-share distributions for each of the fund's share classes are presented in the table on page 5.

=============================================================
2002 TOTAL RETURNS                                 YEAR ENDED
                                                  DECEMBER 31
-------------------------------------------------------------
VANGUARD BALANCED INDEX FUND
  Investor Shares                                       -9.5%
  Admiral Shares                                        -9.4
  Institutional Shares                                  -9.4
Average Balanced Fund*                                 -11.7
Balanced Composite Index**                              -9.0
-------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**Made up of unmanaged benchmarks weighted 60% in stocks and 40% in bonds. For stocks: the Wilshire 5000 Index; for bonds: the Lehman Aggregate Bond Index. (Returns for both component indexes appear in the table on page 2.)
================================================================================

     If you own Vanguard Balanced Index Fund in a taxable account, you may wish to review our report on the fund's after-tax returns on page 12.

AMID CORPORATE SCANDALS, STOCKS FELL FOR A THIRD CONSECUTIVE YEAR
Lawmakers, prosecutors, and securities-industry regulators ramped up their efforts to expose unethical and illegal business practices in 2002. As revelations of fraudulent accounting practices mounted--helping to push a handful of well-known companies into bankruptcy--some investors lost confidence in the financial markets. Economic uncertainty, the threat of terrorism, and the prospect of war with Iraq also weighed on the nation.

     It was all too much for the stock market, which skidded -20.9% as measured by the Wilshire 5000 Index. Share prices declined -22.0%--their worst calendar-year performance since 1974-- while dividends provided an income return of just 1.1%. It was the third consecutive down year for

================================================================================
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
================================================================================
stocks, and the longest bear market since 1939-1941.

================================================================================
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2002
                                              ----------------------------------
                                                 ONE         THREE          FIVE
                                                YEAR         YEARS         YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)               -21.7%        -14.2%         -0.6%
Russell 2000 Index (Small-caps)               -20.5          -7.5          -1.4
Wilshire 5000 Index (Entire market)           -20.9         -14.4          -0.9
MSCI All Country World Index Free
  ex USA (International)                      -14.7         -16.4          -2.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                    10.3%         10.1%          7.5%
 (Broad taxable market)
Lehman Municipal Bond Index                     9.6           8.8           6.1
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      1.7           3.9           4.3
================================================================================
CPI
Consumer Price Index                            2.4%          2.4%          2.3%
--------------------------------------------------------------------------------

     Stocks of all kinds declined. Growth stocks--shares in companies that are expected to increase their earnings quickly--plunged -28.0%, according to the Russell 3000 Growth Index. Value stocks also proved disappointing: The Russell 3000 Value Index fell -15.2%.

THE ECONOMY BEGAN TO GROW AGAIN, SLOWLY; BONDS SHONE ONCE MORE
Although the stock market seemed oblivious, the recession of 2001 gave way to halting economic growth in 2002. The production of goods and services rebounded nicely in the first quarter, only to decelerate in the second quarter. This
pattern   reappeared  in  the  second  half  of  the  year:  The  nation's  real
(inflation-adjusted) gross domestic product grew at an annual rate of 4.0% between July and September, but lackluster holiday sales restrained growth in the fourth quarter.

     Growth in corporate earnings remained sluggish. The companies in the Standard & Poor's 500 Index recorded combined quarterly per-share profits of $11-$12, well off their first-quarter 2000 peak of $16. As a result, business spending on new plants, equipment, and technology remained weak. Employers also pinched their payrolls; in the fall, unemployment stood at 6%, an eight-year high.

     Interest rates dropped, leading to a mortgage-refinancing boom that supported consumer spending. The yield of the 3-month Treasury bill fell 53 basis points (0.53 percentage point) to 1.19% as of December 31, while the yield of the 10-year Treasury note declined 124 basis points to 3.81%.

     The Lehman Aggregate Bond Index, which tracks the market for taxable investment-grade bonds, returned 10.3% for the year.

FOR THE FUND, BONDS CUSHIONED THE CONTINUING SLIDE OF STOCKS
The performance of your fund's stock holdings reflected the ongoing turmoil in the broad market. Every economic sector--auto & transportation, financial services, health care, utilities, and the rest--had returns well into negative territory. Technology shares continued to take an especially hard beating, but even traditionally defensive sectors such as consumer staples and integrated oils sustained losses.

     Your fund's bond investments provided some cushioning against the impact of the stock market slide. The bond portfolio (roughly 40% of fund assets) produced a return of 8.4% for the year, reflecting the rise in prices that benefited the broad investment-grade market. However, this result lagged that of the Lehman Aggregate Bond Index by 2 percentage points.

     We were disappointed by the gap in results between our portfolio and the bond index for 2002. That said, we think it's important to note that our tracking of the index improved markedly in the final five months of the year. To understand why the gap occurred, one must recall the remarkable turmoil that beset the bond market and the credit ratings of corporate bonds last summer. For just one illustration: Lehman Brothers recently ranked the 50 worst credit blowups since 1989 and found that 32 of them occurred in 2002--with many in July alone!

     Although this extremely challenging market environment does not excuse our bond portfolio's shortfall, it does help to explain the problem. In typical periods, the returns of our bond portfolio will differ from those of the Lehman Aggregate Bond Index for two primary reasons: The portfolio incurs expenses that the index does not, and the portfolio's bond holdings do not exactly replicate those in the index. The difference in holdings arises from our "sampling" approach to indexing, which is necessary because it would be impractical and far too expensive to own every taxable investment-grade bond.

     As part of the sampling strategy, the portfolio's adviser carefully selects bonds to ensure that our sector weightings closely match those of the index. However, during mid-2002, the relative performance of some "subsectors"--in contrast to historical experience--diverged widely. At that time, our portfolio had a larger stake than the index in some subsectors. In particular, at the subsector level we had heavier weightings in bonds issued by telecommunications and energy-trading companies. These groups were hit extremely hard by the WorldCom bankruptcy, the Enron scandal, and accounting irregularities at a number of other companies.

     In recognition of the radical change in the market's reaction to credit risk, we have made some adjustments to ensure greater diversification and less exposure to lower-quality bonds. For example, we have taken our tight controls on sectors to the subsector level. As noted above, these changes have already supported closer tracking of the Lehman Aggregate Bond Index in spite of a continued volatile environment.

================================================================================
Even traditionally defensive stock market sectors such as consumer staples and integrated oils declined in value.
================================================================================

We can all hope that the credit crises that roiled the bond market last year are behind us. But bond investors may soon face another challenge. As I cautioned in the fund's semiannual report, it's wise to assume that future returns from bonds will not be as high as those of 2002. Bond prices have increased as interest rates have fallen, but once rates start to rise--as they inevitably will at some point--the prices of bonds will drop. At the same time, it's worth noting that the steep sell-off in stocks has improved their prospects for positive returns.

THE LONG-TERM PERSPECTIVE: AN IMPRESSIVE FIRST TEN YEARS
The Balanced Index Fund began operations on November 9, 1992, so it now has a full decade of performance history. A look at the fund's ten-year record reveals an interesting point. As shown in the adjacent table, the average annual return of your fund (with its 60% stocks/40% bonds asset mix) was remarkably close to the return of the Wilshire 5000 Index, which consists entirely of stocks. The fund managed to perform almost as well as the overall stock market while exposing shareholders to far less volatility. In addition, the fund outperformed the average balanced fund and was only slightly behind its target composite index, which benefits from its lack of operating and transaction costs.

================================================================================
TOTAL RETURNS                                                    TEN YEARS ENDED
                                                               DECEMBER 31, 2002
                                          --------------------------------------
                                            AVERAGE               FINAL VALUE OF
                                             ANNUAL                    A $10,000
                                             RETURN           INITIAL INVESTMENT
--------------------------------------------------------------------------------
BALANCED INDEX FUND
  Investor Shares                              8.4%                      $22,334
Average Balanced Fund                          6.8                        19,330
Balanced Composite Index                       8.6                        22,792
--------------------------------------------------------------------------------
Wilshire 5000 Index                            8.7                        23,115
================================================================================

     One of the chief reasons for your fund's long-term success is low operating costs. During 2002, the fund's Investor Shares had an annualized expense ratio (operating expenses as a percentage of average net assets) of 0.22%, or $2.20 per $1,000 invested--a fraction of the 1.31%, or $13.10 per $1,000 invested, charged by the average balanced fund. Our Admiral and Institutional Shares enjoyed even lower expense ratios (0.15% and 0.10%, respectively), thanks to the economies of scale that arise from both sizable and long-standing accounts. Low costs are like a head start, year after year, in the race for superior returns.

PREPARE FOR THE BEST--AND FOR THE WORST
Bond and stock investors alike are asking: Is the worst over for the stock market? The fourth-quarter rally was encouraging, but the truth is no one knows what the future returns will be for any asset class, let alone for individual securities.

     This uncertainty doesn't make us powerless. Rather, it puts a premium on sensible planning. That's why Vanguard advocates a balanced investment approach that includes stock, bond, and money market funds in proportions appropriate to your goals and unique financial circumstances. Diversification among asset classes is the best way to manage investment risk while still positioning your portfolio to take advantage of the markets' long-term rewards.

     It's also important to diversify within the different asset classes. The Balanced Index Fund is a good place to start, because it provides broad-based exposure to all segments of the U.S. stock and bond markets through an investment in just one low-cost fund. Many investors may find that this is all the market exposure they need; others may wish to use the fund as a core holding to be supplemented with investments in international stocks or in actively managed funds focusing on particular segments of the U.S. stock and bond markets.

     By following these simple principles, you enhance your ability to stick with an investment program through the tough times so that your portfolio gets the most benefit from the eventual--and inevitable--market recovery. We thank you for entrusting your hard-earned money to us.


SINCERELY,


JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 16, 2003

================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE DECEMBER 31, 2001-DECEMBER 31, 2002

                                                         DISTRIBUTIONS PER SHARE
                                                       -------------------------
                         STARTING          ENDING          INCOME       CAPITAL
                      SHARE PRICE     SHARE PRICE       DIVIDENDS         GAINS
--------------------------------------------------------------------------------
BALANCED INDEX FUND
  Investor Shares          $17.86          $15.65          $0.520        $0.000
  Admiral Shares            17.86           15.65           0.533         0.000
  Institutional Shares      17.86           15.65           0.540         0.000
================================================================================

FUND PROFILE                                             As of December 31, 2002

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with unmanaged market indexes. Key terms are defined on pages 8-9.

================================================================================
BALANCED INDEX FUND
---------------------------------------------------
TOTAL FUND CHARACTERISTICS

Yield
  Investor Shares                2.8%
  Admiral Shares                 2.8%
  Institutional Shares           2.9%
Turnover Rate                     40%
Expense Ratio
  Investor Shares               0.22%
  Admiral Shares                0.15%
  Institutional Shares          0.10%
Cash Investments                 0.3%
---------------------------------------------------

---------------------------------------------------
TEN LARGEST STOCKS (% of equities)

Microsoft Corp.                          2.7%
 (software)
General Electric Co.                     2.4
 (conglomerate)
ExxonMobil Corp.                         2.3
 (oil)
Wal-Mart Stores, Inc.                    2.2
 (retail)
Pfizer, Inc.                             1.9
 (pharmaceuticals)
Citigroup, Inc.                          1.8
 (banking)
Johnson & Johnson                        1.6
 (pharmaceuticals)
American International Group, Inc.       1.5
 (insurance)
International Business Machines Corp.    1.3
 (computer hardware)
Merck & Co., Inc.                        1.3
 (pharmaceuticals)
---------------------------------------------------
Top Ten                                 19.0%
---------------------------------------------------
Top Ten as % of Total Net Assets        11.1%
---------------------------------------------------

====================================
TOTAL FUND VOLATILITY MEASURES

                          WILSHIRE
                    FUND      5000
------------------------------------
R-Squared           0.99      1.00
Beta                0.57      1.00
====================================

===============================================
SECTOR DIVERSIFICATION (% of common stocks)

                                       Wilshire
                              Fund         5000
-----------------------------------------------
Auto & Transportation         2.7%         2.7%
Consumer Discretionary       14.9         14.9
Consumer Staples              7.5          7.5
Financial Services           22.4         22.4
Health Care                  14.1         14.1
Integrated Oils               3.7          3.7
Other Energy                  2.2          2.2
Materials & Processing        3.8          3.8
Producer Durables             4.0          4.0
Technology                   12.8         12.8
Utilities                     7.2          7.2
Other                         4.7          4.7
-----------------------------------------------
The "Ten Largest Stocks" excludes any equity index products.


===================================================
FUND ASSET ALLOCATION

CASH INVESTMENTS - 1%
BONDS -  40%
STOCKS - 59%
===================================================

==================================================
EQUITY CHARACTERISTICS

                                        WILSHIRE
                                FUND        5000
--------------------------------------------------
Number of Stocks               3,443       5,668
Median Market Cap             $26.2B      $26.2B
Price/Earnings Ratio           22.5x       22.5x
Price/Book Ratio                2.4x        2.4x
Dividend Yield                  1.7%        1.7%
Return on Equity               21.3%       21.3%
Earnings Growth Rate            7.5%        7.5%
Foreign Holdings                0.3%        0.3%
===================================================

===================================================
EQUITY INVESTMENT FOCUS

MARKET CAP -  LARGE
STYLE - BLEND
===================================================

===================================================
FIXED INCOME CHARACTERISTICS

                                           LEHMAN
                               FUND         INDEX*
---------------------------------------------------
Number of Bonds                588           6,918
Yield to Maturity              3.6%            4.1%
Average Coupon                 6.4%            6.1%
Average Maturity               6.8 years       6.8 years
Average Quality                Aa1             Aaa
Average Duration               3.8 years       3.8 years
====================================================

====================================================
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY - TREASURY/AGENCY
AVERAGE MATURITY - MEDIUM
====================================================

===============================================
DISTRIBUTION BY CREDIT QUALITY (% of bonds)

Treasury/Agency**           60.8%
Aaa                          8.4
Aa                           6.9
A                           12.4
Baa                         10.6
Ba                           0.9
B                            0.0
Not Rated                    0.0
------------------------------------------------
Total 100.0%
================================================

====================================================
DISTRIBUTION BY ISSUER (% of bonds)

Asset-Backed/Commercial Mortgage-Backed+    7.6%
Finance                                    12.1
Foreign                                     3.6
Government Mortgage-Backed+                36.9
Industrial                                 13.4
Treasury/Agency                            23.9
Utilities                                   2.5
-----------------------------------------------------
Total 100.0%
================================================================================
 *Lehman Aggregate Bond Index.
**Includes government mortgage-backed bonds.
 +Adjusted for swaps.


                                                            Visit our website at
                                                                WWW.VANGUARD.COM
                                         for regularly updated fund information.

================================================================================
GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by one percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. The prices of longer-term bonds are more sensitive than those of shorter-term bonds to changes in interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other index-based products to simulate stock or bond investment.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                      As of December 31, 2002

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

BALANCED INDEX FUND
================================================================================

--------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE December 31, 1992-December 31, 2002

         BALANCED INDEX   AVERAGE BALANCED    BALANCED COMPOSITE   WILSHIRE 5000  LEHMAN AGGREGATE
               FUND INV               FUND                 INDEX           INDEX        BOND INDEX
--------------------------------------------------------------------------------------------------
12/1992          10,000             10,000                10,000          10,000            10,000
03/1993          10,388             10,399                10,422          10,426            10,413
06/1993          10,536             10,558                10,582          10,504            10,689
09/1993          10,891             10,921                10,949          10,929            10,968
12/1993          11,000             11,072                11,072          11,128            10,975
03/1994          10,614             10,711                10,698          10,713            10,660
06/1994          10,511             10,581                10,605          10,630            10,550
09/1994          10,869             10,890                10,976          11,207            10,615
12/1994          10,829             10,793                10,944          11,121            10,655
03/1995          11,615             11,444                11,757          12,125            11,192
06/1995          12,543             12,273                12,702          13,257            11,874
09/1995          13,308             12,959                13,495          14,469            12,107
12/1995          13,931             13,512                14,122          15,175            12,623
03/1996          14,290             13,855                14,492          16,027            12,399
06/1996          14,675             14,178                14,909          16,733            12,470
09/1996          15,052             14,573                15,283          17,207            12,700
12/1996          15,874             15,371                16,100          18,394            13,082
03/1997          15,897             15,343                16,133          18,513            13,008
06/1997          17,721             16,930                17,986          21,639            13,486
09/1997          18,976             18,075                19,281          23,750            13,934
12/1997          19,405             18,291                19,709          24,149            14,344
03/1998          21,049             19,659                21,388          27,351            14,568
06/1998          21,494             19,904                21,843          27,884            14,908
09/1998          20,297             18,664                20,656          24,530            15,538
12/1998          22,869             20,757                23,284          29,807            15,590
03/1999          23,346             20,931                23,766          30,932            15,513
06/1999          24,338             21,891                24,789          33,346            15,377
09/1999          23,482             21,009                23,863          31,141            15,481
12/1999          25,982             22,561                26,411          36,830            15,462
03/2000          26,839             23,118                27,260          38,235            15,804
06/2000          26,284             22,854                26,718          36,521            16,079
09/2000          26,662             23,385                27,086          36,581            16,563
12/2000          25,452             22,899                25,841          32,802            17,260
03/2001          23,925             21,671                24,217          28,755            17,784
06/2001          25,043             22,335                25,366          30,904            17,884
09/2001          23,086             20,646                23,330          25,991            18,709
12/2001          24,684             21,894                25,051          29,206            18,717
03/2002          24,850             21,987                25,219          29,487            18,735
06/2002          23,222             20,412                23,634          25,769            19,427
09/2002          21,231             18,596                21,610          21,439            20,317
12/2002          22,334             19,330                22,792          23,115            20,637
--------------------------------------------------------------------------------------------------



                                    AVERAGE ANNUAL TOTAL RETURNS
                                 PERIODS ENDED DECEMBER 31, 2002
                                 -------------------------------     FINAL VALUE
                                          ONE     FIVE      TEN     OF A $10,000
                                         YEAR    YEARS    YEARS       INVESTMENT
--------------------------------------------------------------------------------
Balanced Index Fund Investor Shares*   -9.52%    2.85%    8.37%          $22,334
Average Balanced Fund**               -11.71     1.11     6.81            19,330
Balanced Composite Index+              -9.02     2.95     8.59            22,792
Wilshire 5000 Index                   -20.86    -0.87     8.74            23,115
Lehman Aggregate Bond Index            10.26     7.55     7.51            20,637
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                        ONE          SINCE         OF A $250,000
                                       YEAR      INCEPTION++          INVESTMENT
--------------------------------------------------------------------------------
Balanced Index Fund Admiral Shares   -9.45%         -5.97%              $219,251
Balanced Composite Index+            -9.02          -5.83                219,984
--------------------------------------------------------------------------------

                                                                FINAL VALUE OF A
                                              ONE        SINCE       $10,000,000
                                             YEAR   INCEPTION++       INVESTMENT
--------------------------------------------------------------------------------
Balanced Index Fund Institutional Shares   -9.41%        -5.24%       $8,940,074
Balanced Composite Index+                  -9.02         -6.45         8,704,389
--------------------------------------------------------------------------------
 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
 +60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
++Inception date for Admiral Shares is November 13, 2000; for Institutional
  Shares, December 1, 2000.
Note: See Financial Highlights tables on pages 63-65 for dividend and capital gains information.

================================================================================
FISCAL-YEAR TOTAL RETURNS (%) December 31, 1992-December 31, 2002


                       BALANCED INDEX FUND             COMPOSITE
                         INVESTOR SHARES                  INDEX*
FISCAL        CAPITAL       INCOME      TOTAL              TOTAL
YEAR           RETURN       RETURN     RETURN             RETURN
----------------------------------------------------------------
1993             6.1%         3.9%      10.0%              10.7%
1994            -5.2          3.6       -1.6               -1.2
1995            24.0          4.6       28.6               29.0
1996            10.0          3.9       13.9               14.0
1997            18.2          4.0       22.2               22.4
1998            14.3%         3.6%      17.9%              18.1%
1999            10.2          3.4       13.6               13.4
2000            -5.1          3.1       -2.0               -2.2
2001            -6.3          3.3       -3.0               -3.1
2002           -12.4          2.9       -9.5               -9.0
----------------------------------------------------------------
*60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
================================================================================

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2002
                                           -------------------------------------
                                           ONE YEAR     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
BALANCED INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                       -9.52%          2.85%         8.37%
  Returns After Taxes on Distributions      -10.63           1.47          6.80
  Returns After Taxes on Distributions
    and Sale of Fund Shares                  -5.83           1.68          6.20
================================================================================
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

================================================================================
NOTICE TO SHAREHOLDERS

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

- Elect trustees for the fund. The individuals listed in the table below were elected as trustees for the fund. All trustees served as trustees to the fund prior to the shareholder meeting.

--------------------------------------------------------------------------------
                                                                      PERCENTAGE
TRUSTEE                             FOR           WITHHELD                   FOR
--------------------------------------------------------------------------------
John J. Brennan           2,280,659,334         31,948,604                 98.6%
Charles D. Ellis          2,279,976,922         32,631,016                 98.6
Rajiv L. Gupta            2,276,381,106         36,226,832                 98.4
JoAnn Heffernan Heisen    2,278,610,190         33,997,748                 98.5
Burton G. Malkiel         2,276,424,755         36,183,182                 98.4
Alfred M. Rankin, Jr.     2,281,156,533         31,451,404                 98.6
J. Lawrence Wilson        2,277,871,422         34,736,516                 98.5
--------------------------------------------------------------------------------

* Change the fund's policy on investing in other mutual funds. This change enables the fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the fund to achieve greater diversification and to earn modestly higher returns on its cash reserves. The fund will need Securities and Exchange Commission approval before implementing this new cash management program.

--------------------------------------------------------------------------------
                                                         BROKER       PERCENTAGE
            FOR          AGAINST        ABSTAIN       NON-VOTES              FOR
--------------------------------------------------------------------------------
  2,059,635,276       92,224,284      43,467,158    117,281,220            89.1%
--------------------------------------------------------------------------------

* Reclassify the fund as nondiversified. This change to "nondiversified" status enables the fund to continue tracking its target index in the event that the index becomes dominated by a small number of stocks.

--------------------------------------------------------------------------------
                                                         BROKER       PERCENTAGE
           FOR           AGAINST        ABSTAIN       NON-VOTES              FOR
--------------------------------------------------------------------------------
 2,034,659,372        86,130,887     74,536,459     117,281,220            88.0%
--------------------------------------------------------------------------------

* Change the fund's policy on borrowing money. This change enables the fund to take advantage of certain investment opportunities that do not involve leverage or a change to the fund's objective or risk profile.

--------------------------------------------------------------------------------
                                                         BROKER       PERCENTAGE
           FOR           AGAINST        ABSTAIN       NON-VOTES              FOR
--------------------------------------------------------------------------------
 1,968,188,704       173,394,284     53,743,731     117,281,220            85.1%
--------------------------------------------------------------------------------
Note: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS                                     AS OF DECEMBER 31, 2002

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order and bonds divided into government and industry categories. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (58.9%)(1)
--------------------------------------------------------------------------------
* Microsoft Corp.                                   1,329,415             68,731
  General Electric Co.                              2,472,344             60,202
  ExxonMobil Corp.                                  1,671,918             58,417
  Wal-Mart Stores, Inc.                             1,095,800             55,349
  Pfizer, Inc.                                      1,531,120             46,806
  Citigroup, Inc.                                   1,276,213             44,910
  Johnson & Johnson                                   738,075             39,642
  American International
    Group, Inc.                                       648,159             37,496
  International Business
    Machines Corp.                                    419,950             32,546
  Merck & Co., Inc.                                   557,848             31,580
  Procter & Gamble Co.                                322,900             27,750
* Berkshire Hathaway Inc.
    Class A                                               377             27,427
  The Coca-Cola Co.                                   615,900             26,989
  Verizon Communications                              679,628             26,336
  Bank of America Corp.                               371,850             25,870
  Intel Corp.                                       1,647,285             25,648
* Cisco Systems, Inc.                               1,796,510             23,534
  SBC Communications Inc.                             824,976             22,365
  Philip Morris Cos., Inc.                            514,100             20,836
  Wells Fargo & Co.                                   420,508             19,709
  PepsiCo, Inc.                                       429,290             18,125
* Viacom Inc. Class B                                 435,529             17,752
  Eli Lilly & Co.                                     279,156             17,726
  ChevronTexaco Corp.                                 265,407             17,644
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  United Parcel Service, Inc.                         277,388             17,498
* Dell Computer Corp.                                 642,350             17,176
  Fannie Mae                                          247,200             15,902
  Abbott Laboratories                                 388,205             15,528
* Amgen, Inc.                                         319,836             15,461
  AOL Time Warner Inc.                              1,110,657             14,550
* Oracle Corp.                                      1,330,970             14,374
  Home Depot, Inc.                                    577,897             13,846
  Medtronic, Inc.                                     303,242             13,828
  Pharmacia Corp.                                     321,300             13,430
  Hewlett-Packard Co.                                 758,127             13,161
  Wachovia Corp.                                      338,207             12,324
  Wyeth                                               329,450             12,321
* Comcast Corp. Class A                               509,115             12,000
  3M Co.                                               97,000             11,960
  BellSouth Corp.                                     462,100             11,954
  J.P. Morgan Chase & Co.                             496,039             11,905
  American Express Co.                                326,652             11,547
  Bristol-Myers Squibb Co.                            481,400             11,144
  Morgan Stanley                                      269,940             10,776
  Bank One Corp.                                      289,604             10,585
  E.I. du Pont de Nemours & Co.                       246,877             10,468
  Anheuser-Busch Cos., Inc.                           212,762             10,298
  Freddie Mac                                         172,900             10,210
  U.S. Bancorp                                        476,048             10,102
  Fifth Third Bancorp                                 143,696              8,413
  The Walt Disney Co.                                 507,400              8,276
  Merrill Lynch & Co., Inc.                           214,762              8,150
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  ConocoPhillips                                      168,265              8,142
  Washington Mutual, Inc.                             235,276              8,124
  The Goldman Sachs Group, Inc.                       118,800              8,090
  Schering-Plough Corp.                               364,400              8,090
  Gillette Co.                                        262,166              7,959
  Walgreen Co.                                        254,670              7,434
  United Technologies Corp.                           117,736              7,293
  Lowe's Cos., Inc.                                   193,984              7,274
* QUALCOMM Inc.                                       195,120              7,100
  Colgate-Palmolive Co.                               133,900              7,020
  The Boeing Co.                                      208,562              6,880
  Target Corp.                                        225,600              6,768
  Dow Chemical Co.                                    226,400              6,724
  First Data Corp.                                    187,032              6,623
  Lockheed Martin Corp.                               113,347              6,546
  Allstate Corp.                                      174,752              6,464
  Texas Instruments, Inc.                             430,167              6,457
  FleetBoston Financial Corp.                         260,796              6,337
  Cardinal Health, Inc.                               106,913              6,328
  UnitedHealth Group Inc.                              75,758              6,326
  Marsh & McLennan Cos., Inc.                         133,500              6,169
  Kimberly-Clark Corp.                                127,897              6,071
  Schlumberger Ltd.                                   144,192              6,069
  MBNA Corp.                                          317,147              6,032
  Automatic Data Processing, Inc.                     148,824              5,841
* Clear Channel
   Communications, Inc.                               152,287              5,679
* Applied Materials, Inc.                             409,826              5,340
  Emerson Electric Co.                                104,601              5,319
  HCA Inc.                                            127,759              5,302
* Liberty Media Corp.                                 591,842              5,291
* eBay Inc.                                            76,750              5,205
  General Motors Corp.                                139,168              5,130
  McDonald's Corp.                                    315,500              5,073
  Southern Co.                                        177,300              5,033
  AT&T Corp.                                          191,386              4,997
  Motorola, Inc.                                      571,513              4,944
  Illinois Tool Works, Inc.                            76,210              4,943
  Honeywell International Inc.                        204,133              4,899
  Sysco Corp.                                         163,478              4,870
  Alcoa Inc.                                          209,796              4,779
  Gannett Co., Inc.                                    66,473              4,773
  Metropolitan Life Insurance Co.                     174,000              4,705
* Kohl's Corp.                                         83,800              4,689
  Prudential Financial, Inc.                          140,800              4,469
* Forest Laboratories, Inc.                            44,900              4,410
  BB&T Corp.                                          119,100              4,405
  Northrop Grumman Corp.                               45,293              4,393
  Sara Lee Corp.                                      193,909              4,365
  Duke Energy Corp.                                   221,524              4,329
  The Bank of New York Co., Inc.                      180,462              4,324
* Boston Scientific Corp.                             101,348              4,309
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  General Mills, Inc.                                  91,434              4,293
  Exelon Corp.                                         80,373              4,241
  Ford Motor Co.                                      456,042              4,241
  Dominion Resources, Inc.                             76,485              4,199
* Cox Communications, Inc. Class A                    147,169              4,180
  International Paper Co.                             119,312              4,172
  Baxter International, Inc.                          148,608              4,161
  National City Corp.                                 152,048              4,154
  FedEx Corp.                                          74,128              4,019
  SunTrust Banks, Inc.                                 70,477              4,012
  SLM Corp.                                            38,250              3,973
  General Dynamics Corp.                               50,032              3,971
  ALLTEL Corp.                                         77,276              3,941
  Caterpillar, Inc.                                    85,434              3,906
  AFLAC Inc.                                          128,248              3,863
* AT&T Wireless Services Inc.                         672,977              3,802
  Union Pacific Corp.                                  63,010              3,772
* Travelers Property Casualty Corp.
    Class B                                           249,360              3,653
  Charles Schwab Corp.                                336,146              3,647
  Carnival Corp.                                      145,700              3,635
  Kellogg Co.                                         101,600              3,482
  Harley-Davidson, Inc.                                75,200              3,474
  Waste Management, Inc.                              151,349              3,469
  Tribune Co.                                          75,803              3,446
  The Gap, Inc.                                       219,587              3,408
* EMC Corp.                                           546,510              3,356
  ConAgra Foods, Inc.                                 133,464              3,338
  Stryker Corp.                                        49,300              3,309
  Household International, Inc.                       117,684              3,273
  Sprint Corp.                                        222,280              3,219
  Lehman Brothers Holdings, Inc.                       59,620              3,177
* Costco Wholesale Corp.                              113,030              3,172
  Avon Products, Inc.                                  58,418              3,147
  State Street Corp.                                   80,602              3,143
  Raytheon Co.                                        100,845              3,101
  Wm. Wrigley Jr. Co.                                  56,050              3,076
  Omnicom Group Inc.                                   46,852              3,027
* The Kroger Co.                                      194,236              3,001
  Anadarko Petroleum Corp.                             61,831              2,962
  PNC Financial Services Group                         70,640              2,960
  NIKE, Inc. Class B                                   65,939              2,932
  The McGraw-Hill Cos., Inc.                           48,096              2,907
  Newmont Mining Corp.
   (Holding Company)                                   99,860              2,899
  The Hartford Financial
    Services Group Inc.                                63,480              2,884
  H.J. Heinz Co.                                       87,200              2,866
  Mellon Financial Corp.                              107,248              2,800
* NEXTEL Communications, Inc.                         239,557              2,767
  Golden West Financial Corp.                          38,161              2,740
  FPL Group, Inc.                                      45,400              2,730
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
  Deere & Co.                                          59,341              2,721
  Kraft Foods Inc.                                     69,675              2,712
* Cendant Corp.                                       257,645              2,700
  Progressive Corp. of Ohio                            54,200              2,690
  Baker Hughes, Inc.                                   83,434              2,686
  Weyerhaeuser Co.                                     54,495              2,682
  Southwest Airlines Co.                              192,399              2,674
  Occidental Petroleum Corp.                           93,538              2,661
  KeyCorp                                             105,670              2,656
* WellPoint Health Networks Inc.
    Class A                                            36,994              2,632
  Maxim Integrated Products, Inc.                      79,596              2,630
  Paychex, Inc.                                        93,465              2,608
  TJX Cos., Inc.                                      133,000              2,596
  Masco Corp.                                         122,400              2,576
  Equity Office Properties Trust REIT                 103,132              2,576
* Safeway, Inc.                                       109,610              2,560
  Progress Energy, Inc.                                58,827              2,550
* General Motors Corp. Class H                        237,944              2,546
  Eastman Kodak Co.                                    72,614              2,544
  The Principal Financial Group, Inc.                  83,800              2,525
  Entergy Corp.                                        55,287              2,520
* Bed Bath & Beyond, Inc.                              72,792              2,513
  Danaher Corp.                                        37,900              2,490
  Burlington Northern Santa Fe Corp.                   93,923              2,443
  FirstEnergy Corp.                                    74,010              2,440
  CVS Corp.                                            97,682              2,439
  Coca-Cola Enterprises, Inc.                         111,600              2,424
* Yahoo! Inc.                                         147,945              2,419
  Air Products & Chemicals, Inc.                       56,572              2,418
* Sun Microsystems, Inc.                              774,380              2,408
* Intuit, Inc.                                         51,150              2,400
  Campbell Soup Co.                                   101,836              2,390
* Guidant Corp.                                        76,040              2,346
  Praxair, Inc.                                        40,289              2,327
  American Electric Power Co., Inc.                    84,193              2,301
  Hershey Foods Corp.                                  33,916              2,287
  Consolidated Edison Inc.                             53,178              2,277
* Fox Entertainment Group, Inc.
    Class A                                            87,600              2,271
  The Clorox Co.                                       54,892              2,264
  The Chubb Corp.                                      42,552              2,221
* Anthem, Inc.                                         35,101              2,208
  Franklin Resources Corp.                             64,666              2,204
* USA Interactive                                      95,584              2,191
  Electronic Data Systems Corp.                       118,500              2,184
* Analog Devices, Inc.                                 90,832              2,168
  SouthTrust Corp.                                     86,244              2,143
* Staples, Inc.                                       117,005              2,141
  Burlington Resources, Inc.                           50,150              2,139
  PPG Industries, Inc.                                 42,100              2,111
* Qwest Communications
    International Inc.                                421,193              2,106
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Albertson's, Inc.                                    94,190              2,097
* Agilent Technologies, Inc.                          115,987              2,083
  Mattel, Inc.                                        108,690              2,081
  Loews Corp.                                          46,200              2,054
  Apache Corp.                                         35,720              2,036
  Halliburton Co.                                     108,494              2,030
  Newell Rubbermaid, Inc.                              66,542              2,018
* Zimmer Holdings, Inc.                                48,530              2,015
  Linear Technology Corp.                              78,200              2,011
  John Hancock Financial
    Services, Inc.                                     71,700              2,000
  Archer-Daniels-Midland Co.                          160,757              1,993
* Concord EFS, Inc.                                   126,556              1,992
* Tenet Healthcare Corp.                              121,223              1,988
* Starbucks Corp.                                      96,600              1,969
  Unocal Corp.                                         64,176              1,962
  Marriott International, Inc. Class A                 59,628              1,960
  Becton, Dickinson & Co.                              63,832              1,959
  McKesson Corp.                                       72,349              1,956
  Cintas Corp.                                         42,350              1,937
  Norfolk Southern Corp.                               96,600              1,931
* Best Buy Co., Inc.                                   79,950              1,931
  DTE Energy Co.                                       41,596              1,930
  Northern Trust Corp.                                 55,000              1,928
  Computer Associates
    International, Inc.                               142,520              1,924
  Pitney Bowes, Inc.                                   58,869              1,923
  St. Paul Cos., Inc.                                  56,336              1,918
* Apollo Group, Inc. Class A                           43,437              1,911
* Lexmark International, Inc.                          31,400              1,900
  Sears, Roebuck & Co.                                 78,600              1,882
  Comerica, Inc.                                       43,359              1,875
  Biomet, Inc.                                         65,150              1,867
  Allergan, Inc.                                       32,100              1,850
  Transocean Inc.                                      79,291              1,840
  Regions Financial Corp.                              54,917              1,832
  M & T Bank Corp.                                     22,937              1,820
* Genentech, Inc.                                      54,867              1,819
  Limited Brands, Inc.                                129,969              1,810
  Ingersoll-Rand Co.                                   42,000              1,808
  H & R Block, Inc.                                    44,948              1,807
  The Pepsi Bottling Group, Inc.                       70,300              1,807
* Amazon.com, Inc.                                     94,900              1,793
  Rohm & Haas Co.                                      55,048              1,788
  Devon Energy Corp.                                   38,909              1,786
* Yum! Brands, Inc.                                    73,404              1,778
  Public Service Enterprise Group, Inc.                55,360              1,777
  Johnson Controls, Inc.                               22,123              1,774
  Washington Post Co. Class B                           2,400              1,771
* Chiron Corp.                                         46,804              1,760
* St. Jude Medical, Inc.                               44,184              1,755
* Electronic Arts Inc.                                 35,200              1,752
* AutoZone Inc.                                        24,500              1,731
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Fortune Brands, Inc.                                 37,200              1,730
* Xilinx, Inc.                                         83,900              1,728
* Affiliated Computer Services, Inc.
    Class A                                            32,820              1,728
  New York Times Co. Class A                           37,650              1,722
  AmSouth Bancorp                                      88,577              1,701
* MedImmune Inc.                                       62,506              1,698
  Equity Residential REIT                              67,886              1,669
  Avery Dennison Corp.                                 27,287              1,667
* Gilead Sciences, Inc.                                48,916              1,663
* KLA-Tencor Corp.                                     47,000              1,662
* SunGard Data Systems, Inc.                           70,400              1,659
  Marathon Oil Corp.                                   77,447              1,649
  May Department Stores Co.                            71,682              1,647
* International Game Technology                        21,638              1,643
  Capital One Financial Corp.                          55,199              1,640
  Charter One Financial, Inc.                          56,955              1,636
  Countrywide Financial Corp.                          31,490              1,626
* Fiserv, Inc.                                         47,625              1,617
* Veritas Software Corp.                              102,377              1,599
  MBIA, Inc.                                           36,324              1,593
  Ecolab, Inc.                                         32,144              1,591
  Simon Property Group, Inc. REIT                      46,684              1,590
  Ameren Corp.                                         38,234              1,589
  Moody's Corp.                                        38,300              1,581
* Genzyme Corp.-General Division                       53,360              1,578
  Aetna Inc.                                           37,349              1,536
  E.W. Scripps Co. Class A                             19,900              1,531
  J.C. Penney Co., Inc.
   (Holding Company)                                   66,461              1,529
  Cincinnati Financial Corp.                           40,247              1,511
  CSX Corp.                                            52,996              1,500
  TXU Corp.                                            79,910              1,493
* Biogen, Inc.                                         37,100              1,486
  Marshall & Ilsley Corp.                              54,252              1,485
  Ambac Financial Group, Inc.                          26,300              1,479
  Textron, Inc.                                        34,319              1,475
* Xerox Corp.                                         182,584              1,470
* Computer Sciences Corp.                              42,634              1,469
  UnionBanCal Corp.                                    37,396              1,468
  Adobe Systems, Inc.                                  59,100              1,466
  Dover Corp.                                          50,216              1,464
* Micron Technology, Inc.                             150,328              1,464
* Comcast Corp. Special Class A                        64,798              1,464
* Symantec Corp.                                       36,000              1,458
  Aon Corp.                                            77,091              1,456
  Bear Stearns Co., Inc.                               24,482              1,454
  Synovus Financial Corp.                              74,570              1,447
  Lincoln National Corp.                               45,800              1,446
  AmerisourceBergen Corp.                              26,332              1,430
* Federated Department Stores, Inc.                    49,654              1,428
  CIGNA Corp.                                          34,677              1,426
* PeopleSoft, Inc.                                     77,792              1,424
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* CNA Financial Corp.                                  55,600              1,423
  PPL Corp.                                            40,852              1,417
  Cinergy Corp.                                        41,862              1,412
  GlobalSantaFe Corp.                                  57,810              1,406
  UST, Inc.                                            41,929              1,402
* PG&E Corp.                                          100,640              1,399
  Jefferson-Pilot Corp.                                36,687              1,398
  Union Planters Corp.                                 49,625              1,396
* Univision Communications Inc.                        56,950              1,395
  ITT Industries, Inc.                                 22,793              1,383
* Quest Diagnostics, Inc.                              24,224              1,378
  Eaton Corp.                                          17,600              1,375
  North Fork Bancorp, Inc.                             40,341              1,361
  Parker Hannifin Corp.                                29,304              1,352
  Interpublic Group of Cos., Inc.                      95,778              1,349
* EchoStar Communications Corp.
    Class A                                            60,350              1,343
  Family Dollar Stores, Inc.                           43,000              1,342
  Genuine Parts Co.                                    43,345              1,335
  PACCAR, Inc.                                         28,911              1,334
  Knight Ridder                                        20,593              1,302
* MGM Mirage, Inc.                                     39,202              1,292
* Weatherford International Ltd.                       32,293              1,289
  Kinder Morgan, Inc.                                  30,299              1,281
* American Standard Cos., Inc.                         18,000              1,281
* Apple Computer, Inc.                                 89,132              1,277
* Nabors Industries, Inc.                              35,900              1,266
* IDEC Pharmaceuticals Corp.                           38,000              1,260
* BJ Services Co.                                      38,900              1,257
  Monsanto Co.                                         65,017              1,252
  KeySpan Corp.                                        35,354              1,246
  Microchip Technology, Inc.                           50,512              1,235
  MeadWestvaco Corp.                                   49,636              1,226
  Amerada Hess Corp.                                   22,257              1,225
  National Commerce Financial Corp.                    51,085              1,218
  NiSource, Inc.                                       60,627              1,212
* Weight Watchers International, Inc.                  26,355              1,211
  Sempra Energy                                        51,000              1,206
  SAFECO Corp.                                         34,406              1,193
  Hilton Hotels Corp.                                  93,552              1,189
  W.W. Grainger, Inc.                                  22,989              1,185
  Starwood Hotels &
    Resorts Worldwide, Inc.                            49,506              1,175
* Altera Corp.                                         95,200              1,175
* BEA Systems, Inc.                                   102,100              1,171
* Noble Corp.                                          33,300              1,170
  EOG Resources, Inc.                                  28,800              1,150
  Constellation Energy Group, Inc.                     41,000              1,141
* Office Depot, Inc.                                   76,787              1,133
* Jones Apparel Group, Inc.                            31,957              1,133
  American Water Works Co., Inc.                       24,900              1,132
  IMS Health, Inc.                                     70,700              1,131
  First Tennessee National Corp.                       31,300              1,125
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
  Huntington Bancshares Inc.                           60,100              1,124
  Brown-Forman Corp. Class B                           17,100              1,118
  Delphi Corp.                                        138,747              1,117
  Popular, Inc.                                        33,000              1,115
  ProLogis REIT                                        44,237              1,113
  Kerr-McGee Corp.                                     25,009              1,108
  Green Point Financial Corp.                          24,500              1,107
* Harrah's Entertainment, Inc.                         27,950              1,107
  Molex, Inc.                                          47,733              1,100
  Xcel Energy, Inc.                                    99,063              1,090
  ENSCO International, Inc.                            36,966              1,089
  Torchmark Corp.                                      29,800              1,089
* Sprint PCS                                          248,190              1,087
  Plum Creek Timber Co. Inc. REIT                      46,059              1,087
  Leggett & Platt, Inc.                                48,400              1,086
  Mylan Laboratories, Inc.                             30,950              1,080
* Novellus Systems, Inc.                               38,391              1,078
* Lucent Technologies, Inc.                           852,687              1,074
  Health Management Associates
    Class A                                            59,270              1,061
  Rockwell Collins, Inc.                               45,583              1,060
  MGIC Investment Corp.                                25,671              1,060
* DST Systems, Inc.                                    29,800              1,059
  Archstone-Smith Trust REIT                           44,872              1,056
  Sherwin-Williams Co.                                 37,368              1,056
  UnumProvident Corp.                                  60,124              1,055
* L-3 Communications Holdings, Inc.                    23,400              1,051
* King Pharmaceuticals, Inc.                           60,729              1,044
  CenturyTel, Inc.                                     35,462              1,042
  El Paso Corp.                                       148,736              1,035
* Caremark Rx, Inc.                                    63,624              1,034
* Broadcom Corp.                                       68,600              1,033
* BMC Software, Inc.                                   59,530              1,019
  Georgia Pacific Group                                62,227              1,006
  Vornado Realty Trust REIT                            26,900              1,001
  Compass Bancshares Inc.                              31,900                997
  Dollar General Corp.                                 82,818                990
* AutoNation, Inc.                                     78,730                989
* Westwood One, Inc.                                   26,400                986
  Tyson Foods, Inc.                                    87,705                984
  Murphy Oil Corp.                                     22,800                977
  VF Corp.                                             27,100                977
  CIT Group Inc.                                       49,844                977
  Valero Energy Corp.                                  26,431                976
* Cablevision Systems-
    NY Group Class A                                   58,000                971
* Edison International                                 81,000                960
  Rockwell Automation, Inc.                            46,183                956
  R.J. Reynolds Tobacco
    Holdings, Inc.                                     22,533                949
  Vulcan Materials Co.                                 25,200                945
* Corning, Inc.                                       285,260                944
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Mohawk Industries, Inc.                              16,561                943
  Public Storage, Inc. REIT                            29,144                942
* Express Scripts Inc.                                 19,600                942
* Smurfit-Stone Container Corp.                        60,719                934
* CDW Computer Centers, Inc.                           21,100                925
  Applera Corp.-
    Applied Biosystems Group                           52,400                919
  Sovereign Bancorp, Inc.                              65,009                913
* Siebel Systems, Inc.                                120,484                901
  Hudson City Bancorp, Inc.                            48,300                900
  Dow Jones & Co., Inc.                                20,766                898
  Zions Bancorp                                        22,600                889
  Whirlpool Corp.                                      16,978                887
* Synopsys, Inc.                                       19,175                885
* Jabil Circuit, Inc.                                  49,300                883
  Sigma-Aldrich Corp.                                  18,103                882
  Apartment Investment &
    Management Co. Class A REIT                        23,360                875
  Ocean Energy, Inc.                                   43,842                875
  Transatlantic Holdings, Inc.                         13,100                874
  Boston Properties, Inc. REIT                         23,700                874
  Radian Group, Inc.                                   23,420                870
  Darden Restaurants Inc.                              42,500                869
* JDS Uniphase Corp.                                  350,889                867
  Tiffany & Co.                                        36,100                863
* Pactiv Corp.                                         39,400                861
  Black & Decker Corp.                                 20,075                861
* Republic Services, Inc. Class A                      40,800                856
* Laboratory Corp. of
    America Holdings                                   36,748                854
  Duke Realty Corp. REIT                               33,450                851
  SCANA Corp.                                          27,485                851
  Expeditors International of
    Washington, Inc.                                   25,900                846
* Thermo Electron Corp.                                41,948                844
* Dean Foods Co.                                       22,648                840
  Cooper Industries, Inc. Class A                      23,004                838
* Varian Medical Systems, Inc.                         16,900                838
* Network Appliance, Inc.                              83,800                838
  Old Republic International Corp.                     29,925                838
  Lennar Corp.                                         16,222                837
* ChoicePoint Inc.                                     21,180                836
* Lincare Holdings, Inc.                               26,400                835
  Banknorth Group, Inc.                                36,777                831
  ServiceMaster Co.                                    74,850                831
  T. Rowe Price Group Inc.                             30,400                829
  Estee Lauder Cos. Class A                            31,400                829
  International Flavors &
    Fragrances, Inc.                                   23,539                826
  Equifax, Inc.                                        35,540                822
  Ross Stores, Inc.                                    19,400                822
* Smith International, Inc.                            25,200                822
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Health Net Inc.                                      30,840                814
  General Growth Properties Inc. REIT                  15,600                811
  TCF Financial Corp.                                  18,556                811
* Metro-Goldwyn-Mayer Inc.                             61,969                806
  McCormick & Co., Inc.                                34,700                805
  Nucor Corp.                                          19,441                803
  Hormel Foods Corp.                                   34,400                803
* QLogic Corp.                                         23,149                799
  RadioShack Corp.                                     42,600                798
  Royal Caribbean Cruises, Ltd.                        47,800                798
* Unisys Corp.                                         80,500                797
  Kimco Realty Corp. REIT                              26,000                797
* Oxford Health Plans, Inc.                            21,800                795
  Energy East Corp.                                    35,919                793
  Pepco Holdings, Inc.                                 40,720                790
* Cadence Design Systems, Inc.                         66,837                788
  Legg Mason Inc.                                      16,200                786
  Liz Claiborne, Inc.                                  26,500                786
* Williams-Sonoma, Inc.                                28,868                784
* Brinker International, Inc.                          24,300                784
  Fidelity National Financial, Inc.                    23,816                782
  XTO Energy, Inc.                                     31,480                778
  Wendy's International, Inc.                          28,700                777
  Centex Corp.                                         15,400                773
  New York Community Bancorp, Inc.                     26,719                772
  Pinnacle West Capital Corp.                          22,500                767
  The Stanley Works                                    22,044                762
* SPX Corp.                                            20,262                759
  Hibernia Corp. Class A                               39,200                755
* Watson Pharmaceuticals, Inc.                         26,555                751
* Whole Foods Market, Inc.                             14,200                749
  C.R. Bard, Inc.                                      12,900                748
* Tellabs, Inc.                                       102,536                745
  Hillenbrand Industries, Inc.                         15,400                744
* Patterson Dental Co.                                 17,000                744
  Diebold, Inc.                                        18,000                742
* Citizens Communications Co.                          70,181                740
* American Power Conversion Corp.                      48,768                739
* Pioneer Natural Resources Co.                        29,000                732
  SEI Corp.                                            26,900                731
  Pulte Homes, Inc.                                    15,259                730
  Commerce Bancorp, Inc.                               16,864                728
* Solectron Corp.                                     205,106                728
* Coach, Inc.                                          22,102                728
  Ball Corp.                                           14,200                727
  DENTSPLY International Inc.                          19,500                725
  Stilwell Financial, Inc.                             55,400                724
  Wisconsin Energy Corp.                               28,700                723
  Federated Investors, Inc.                            28,200                715
* Barr Laboratories, Inc.                              10,942                712
  Engelhard Corp.                                      31,800                711
  Diamond Offshore Drilling, Inc.                      32,500                710
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Lamar Advertising Co. Class A                        21,100                710
  Eastman Chemical Co.                                 19,250                708
* Waters Corp.                                         32,400                706
  Fastenal Co.                                         18,800                703
* Phelps Dodge Corp.                                   22,110                700
* Dollar Tree Stores, Inc.                             28,400                698
* Iron Mountain, Inc.                                  21,100                697
* Robert Half International, Inc.                      43,200                696
* Sealed Air Corp.                                     18,519                691
  Telephone & Data Systems, Inc.                       14,600                686
  Rouse Co. REIT                                       21,600                685
  iStar Financial Inc. REIT                            24,385                684
  White Mountains Insurance
    Group Inc.                                          2,100                678
* Cooper Cameron Corp.                                 13,600                678
* Universal Health Services Class B                    15,000                676
  The PMI Group Inc.                                   22,500                676
  TECO Energy, Inc.                                    43,600                674
* National Semiconductor Corp.                         44,900                674
* Pixar, Inc.                                          12,700                673
  Avalonbay Communities, Inc. REIT                     17,081                669
* Cephalon, Inc.                                       13,700                667
  Commerce Bancshares, Inc.                            16,944                666
  Mercantile Bankshares Corp.                          17,250                666
  First Virginia Banks, Inc.                           17,825                664
  Total System Services, Inc.                          48,900                660
  C.H. Robinson Worldwide, Inc.                        21,100                658
  Deluxe Corp.                                         15,600                657
  Bemis Co., Inc.                                      13,200                655
  Outback Steakhouse                                   18,950                653
  A.G. Edwards & Sons, Inc.                            19,787                652
* Convergys Corp.                                      43,000                651
  The McClatchy Co. Class A                            11,475                651
* WebMD Corp.                                          76,100                651
* Sabre Holdings Corp.                                 35,727                647
  Arthur J. Gallagher & Co.                            21,900                643
  CenterPoint Energy Inc.                              75,671                643
* The Dun & Bradstreet Corp.                           18,550                640
  Nordstrom, Inc.                                      33,664                639
  Associated Banc-Corp                                 18,651                633
  D. R. Horton, Inc.                                   36,378                631
  Sunoco, Inc.                                         19,006                631
* Juniper Networks, Inc.                               92,400                628
* Park Place Entertainment Corp.                       74,785                628
* Energizer Holdings, Inc.                             22,492                627
* Network Associates, Inc.                             38,938                626
* Mercury Interactive Corp.                            21,000                623
* NVR, Inc.                                             1,900                618
* First Health Group Corp.                             25,300                616
  R.R. Donnelley & Sons Co.                            28,110                612
  Dreyer's Grand Ice Cream, Inc.                        8,600                610
  Manpower Inc.                                        19,100                609
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
  Valley National Bancorp                              23,078                609
  Liberty Property Trust REIT                          19,000                607
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                                 36,002                604
  Temple-Inland Inc.                                   13,400                600
  Astoria Financial Corp.                              22,100                600
* Gentex Corp.                                         18,852                596
* Alliant Techsystems, Inc.                             9,562                596
  Belo Corp. Class A                                   27,948                596
  Bunge Ltd.                                           24,700                594
* Patterson-UTI Energy, Inc.                           19,600                591
* Teradyne, Inc.                                       45,442                591
  The St. Joe Co.                                      19,700                591
* Sanmina-SCI Corp.                                   131,368                590
  Alberto-Culver Co. Class B                           11,700                590
* PETsMART, Inc.                                       34,348                588
  John Nuveen Co. Class A                              23,200                588
* IVAX Corp.                                           48,437                587
  NSTAR                                                13,195                586
* Host Marriott Corp. REIT                             66,100                585
  Neuberger Berman Inc.                                17,400                583
* Entercom Communications Corp.                        12,400                582
  Bowater Inc.                                         13,800                579
  Goodrich Corp.                                       31,540                578
* NCR Corp.                                            24,281                576
  Allied Capital Corp.                                 26,259                573
  AMB Property Corp. REIT                              20,900                572
  Erie Indemnity Co. Class A                           15,700                569
* Millennium Pharmaceuticals, Inc.                     71,514                568
  Questar Corp.                                        20,400                567
  Wesco Financial Corp.                                 1,830                567
  Pogo Producing Co.                                   15,200                566
* Storage Technology Corp.                             26,392                565
  Lafarge North America Inc.                           17,200                565
  Health Care Properties
    Investors REIT                                     14,746                565
  Omnicare, Inc.                                       23,500                560
  Fluor Corp.                                          20,000                560
  Adolph Coors Co. Class B                              9,100                557
  Brown & Brown, Inc.                                  17,200                556
  Maytag Corp.                                         19,471                555
* Hispanic Broadcasting Corp.                          27,000                555
* Hearst-Argyle Television Inc.                        22,968                554
* Apogent Technologies Inc.                            26,608                553
* Triad Hospitals, Inc.                                18,540                553
  Valspar Corp.                                        12,500                552
* Advanced Micro Devices, Inc.                         85,300                551
* CIENA Corp.                                         107,195                551
  City National Corp.                                  12,500                550
  Sonoco Products Co.                                  23,970                550
* Citrix Systems, Inc.                                 44,600                549
  Hospitality Properties Trust REIT                    15,600                549
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  SuperValu Inc.                                       33,191                548
  Fair, Isaac & Co. Inc.                               12,815                547
* PanAmSat Corp.                                       37,343                547
  Equitable Resources, Inc.                            15,600                547
* Lear Corp.                                           16,400                546
* Smithfield Foods, Inc.                               27,300                542
  KB HOME                                              12,600                540
* U.S. Cellular Corp.                                  21,500                538
  Noble Energy, Inc.                                   14,300                537
  W.R. Berkley Corp.                                   13,550                537
  Winn-Dixie Stores, Inc.                              34,943                534
* LSI Logic Corp.                                      92,415                533
* Owens-Illinois, Inc.                                 36,572                533
  American National Insurance Co.                       6,500                533
* Ticketmaster Class B                                 25,110                533
* Ceridian Corp.                                       36,900                532
* Constellation Brands, Inc. Class A                   22,368                530
  Rowan Cos., Inc.                                     23,300                529
* Toys R Us, Inc.                                      52,836                528
  Capitol Federal Financial                            18,320                528
* Mandalay Resort Group                                17,100                523
* Michaels Stores, Inc.                                16,600                520
  Wilmington Trust Corp.                               16,400                520
  Hubbell Inc. Class B                                 14,750                518
* Ameritrade Holding Corp.                             91,400                517
  Leucadia National Corp.                              13,800                515
* Level 3 Communications, Inc.                        105,000                514
* Markel Corp.                                          2,500                514
  Northeast Utilities                                  33,800                513
* Newfield Exploration Co.                             14,202                512
  Doral Financial Corp.                                17,900                512
  Mercury General Corp.                                13,600                511
  Bank of Hawaii Corp.                                 16,800                511
  PepsiAmericas, Inc.                                  37,900                509
  Puget Energy, Inc.                                   23,080                509
  Meredith Corp.                                       12,364                508
  Pall Corp.                                           30,466                508
* Community Health Systems, Inc.                       24,600                506
* AdvancePCS                                           22,800                506
* Rational Software Corp.                              48,626                505
  Lyondell Chemical Co.                                39,700                502
* Abercrombie & Fitch Co.                              24,498                501
* Pride International, Inc.                            33,500                499
  Hasbro, Inc.                                         43,150                498
* Henry Schein, Inc.                                   11,035                497
  Unitrin, Inc.                                        16,900                494
  International Speedway Corp.                         13,200                492
  Viad Corp.                                           22,000                492
  J.M. Smucker Co.                                     12,332                491
* Allied Waste Industries, Inc.                        49,075                491
  Student Loan Corp.                                    5,000                489
  Eaton Vance Corp.                                    17,300                489
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Ashland, Inc.                                        17,080                487
  Bausch & Lomb, Inc.                                  13,500                486
* Jacobs Engineering Group Inc.                        13,600                484
  DPL Inc.                                             31,426                482
  Harman International Industries, Inc.                 8,100                482
  Allete, Inc.                                         21,200                481
  Dial Corp.                                           23,600                481
  Weingarten Realty Investors REIT                     12,950                477
* BISYS Group, Inc.                                    29,900                475
* Intersil Corp.                                       34,100                475
* Packaging Corp. of America                           26,000                474
* VeriSign, Inc.                                       59,059                474
  Regency Centers Corp. REIT                           14,600                473
  Protective Life Corp.                                17,100                471
  Symbol Technologies, Inc.                            57,209                470
  Tidewater Inc.                                       15,100                470
* 99 Cents Only Stores                                 17,448                469
* Comverse Technology, Inc.                            46,671                468
* Providian Financial Corp.                            71,828                466
* SICOR, Inc.                                          29,200                463
* Krispy Kreme Doughnuts, Inc.                         13,700                463
* Ingram Micro, Inc. Class A                           37,450                462
  New Plan Excel Realty Trust REIT                     24,160                461
  MDU Resources Group, Inc.                            17,850                461
* Career Education Corp.                               11,500                460
* CarMax, Inc.                                         25,629                458
* Manor Care, Inc.                                     24,600                458
  Scientific-Atlanta, Inc.                             38,588                458
  FirstMerit Corp.                                     21,095                457
  Beckman Coulter, Inc.                                15,464                456
  Dole Food Co.                                        14,000                456
* The Cheesecake Factory                               12,550                454
* Compuware Corp.                                      94,000                451
  Fulton Financial Corp.                               25,265                446
  Brunswick Corp.                                      22,397                445
* Vishay Intertechnology, Inc.                         39,710                444
  Investors Financial Services Corp.                   16,156                442
* BOK Financial Corp.                                  13,646                442
* National-Oilwell, Inc.                               20,200                441
* Reebok International Ltd.                            14,995                441
  Reynolds & Reynolds Class A                          17,300                441
* NVIDIA Corp.                                         38,100                438
* E*TRADE Group, Inc.                                  89,970                437
  Pier 1 Imports Inc.                                  23,060                436
  Mack-Cali Realty Corp. REIT                          14,400                436
  RPM International, Inc.                              28,505                436
* Advance Auto Parts, Inc.                              8,900                435
  United Dominion Realty Trust REIT                    26,600                435
  Sky Financial Group, Inc.                            21,849                435
* Charles River Laboratories, Inc.                     11,300                435
* Rent-A-Center, Inc.                                   8,700                435
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Dana Corp.                                           36,903                434
  Harris Corp.                                         16,500                434
* Coventry Health Care Inc.                            14,945                434
* Columbia Sportswear Co.                               9,750                433
  Harte-Hanks, Inc.                                    23,100                431
* Catellus Development Corp.                           21,700                431
  Crescent Real Estate, Inc. REIT                      25,800                429
* JetBlue Airways Corp.                                15,838                428
* Swift Transportation Co., Inc.                       21,250                425
  Pentair, Inc.                                        12,300                425
  Teleflex Inc.                                         9,874                423
  AVX Corp.                                            43,200                423
* 3Com Corp.                                           91,425                423
* Del Monte Foods Co.                                  54,931                423
* Certegy, Inc.                                        17,120                420
* Varco International, Inc.                            24,092                419
* Celgene Corp.                                        19,500                419
* Saks Inc.                                            35,636                418
* Humana Inc.                                          41,833                418
  Webster Financial Corp.                              12,000                418
* STERIS Corp.                                         17,208                417
  HON Industries, Inc.                                 14,700                416
  Cullen/Frost Bankers, Inc.                           12,700                415
  National Fuel Gas Co.                                20,000                415
  Clayton Homes Inc.                                   34,027                414
* ADC Telecommunications, Inc.                        198,102                414
* HealthSouth Corp.                                    98,558                414
  Forest City Enterprise Class A                       12,400                413
* National Instruments Corp.                           12,700                413
* Accredo Health, Inc.                                 11,701                412
* Millipore Corp.                                      12,100                411
* AGCO Corp.                                           18,600                411
* Getty Images, Inc.                                   13,400                409
* Fisher Scientific International Inc.                 13,600                409
  Snap-On Inc.                                         14,546                409
* Corinthian Colleges, Inc.                            10,800                409
  CNF Inc.                                             12,300                409
* Invitrogen Corp.                                     13,045                408
* Tektronix, Inc.                                      22,400                407
* AES Corp.                                           134,911                407
  Cabot Corp.                                          15,300                406
  Talbots Inc.                                         14,700                405
  Hawaiian Electric Industries Inc.                     9,200                405
  Autodesk, Inc.                                       28,240                404
* Amphenol Corp.                                       10,600                403
  Nationwide Financial Services, Inc.                  14,000                401
* Pharmaceutical Product
    Development, Inc.                                  13,700                401
* Chico's FAS, Inc.                                    21,150                400
* Overture Services, Inc.                              14,600                399
  First American Corp.                                 17,885                397
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
  American Financial Group, Inc.                       17,200                397
  Annaly Mortgage
    Management Inc. REIT                               21,100                397
  Donaldson Co., Inc.                                  11,000                396
* GTECH Holdings Corp.                                 14,200                396
  Tootsie Roll Industries, Inc.                        12,890                395
* LaBranche & Co. Inc.                                 14,800                394
  Waddell & Reed Financial, Inc.                       20,012                394
  Washington Federal Inc.                              15,838                394
  CBRL Group, Inc.                                     13,000                392
  Lubrizol Corp.                                       12,800                390
* Renal Care Group, Inc.                               12,300                389
  Great Plains Energy, Inc.                            17,000                389
  Vectren Corp.                                        16,899                389
* Valassis Communications, Inc.                        13,200                388
  Circuit City Stores, Inc.                            52,288                388
* DaVita, Inc.                                         15,666                386
* Mid Atlantic Medical Services, Inc.                  11,900                386
* Aramark Corp. Class B                                16,400                385
  The Macerich Co. REIT                                12,500                384
* Performance Food Group Co.                           11,300                384
* Edwards Lifesciences Corp.                           15,021                383
  BancorpSouth, Inc.                                   19,700                383
  Peabody Energy Corp.                                 13,075                382
  People's Bank                                        15,200                382
* Big Lots Inc.                                        28,862                382
  HCC Insurance Holdings, Inc.                         15,500                381
* Scios, Inc.                                          11,700                381
* Tech Data Corp.                                      14,100                380
* Emulex Corp.                                         20,400                378
* Zebra Technologies Corp. Class A                      6,600                378
* Covance, Inc.                                        15,325                377
  Alliant Energy Corp.                                 22,752                376
  NICOR Inc.                                           11,040                376
  Martin Marietta Materials, Inc.                      12,211                374
  Roslyn Bancorp, Inc.                                 20,750                374
  Lee Enterprises, Inc.                                11,100                372
  Reader's Digest Association, Inc.                    24,600                371
  Delta Air Lines, Inc.                                30,658                371
  John Wiley & Sons Class A                            15,400                370
* MEMC Electronic Materials, Inc.                      48,700                369
* Foot Locker, Inc.                                    35,000                367
* Navistar International Corp.                         15,100                367
  Colonial BancGroup, Inc.                             30,744                367
  Old National Bancorp                                 15,074                366
  Boise Cascade Corp.                                  14,500                366
  Trustmark Corp.                                      15,400                365
* Scotts Co.                                            7,400                363
* ICOS Corp.                                           15,500                363
  StanCorp Financial Group, Inc.                        7,400                361
  Independence Community
    Bank Corp.                                         14,200                360
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  La-Z-Boy Inc.                                        14,947                358
* Medicis Pharmaceutical Corp.                          7,213                358
  Raymond James Financial, Inc.                        12,100                358
  Developers Diversified Realty
    Corp. REIT                                         16,201                356
  Lancaster Colony Corp.                                9,082                355
  BRE Properties Inc. Class A REIT                     11,356                354
* Toll Brothers, Inc.                                  17,500                353
* Quintiles Transnational Corp.                        29,191                353
  Arden Realty Group, Inc. REIT                        15,900                352
* Kinder Morgan Management, LLC                        11,130                352
  Philadelphia Suburban Corp.                          17,025                351
* Grant Prideco, Inc.                                  30,093                350
  Trizec Properties, Inc. REIT                         37,300                350
  Ryder System, Inc.                                   15,572                349
* SanDisk Corp.                                        17,200                349
  Hudson United Bancorp                                11,219                349
  Helmerich & Payne, Inc.                              12,500                349
* Scholastic Corp.                                      9,700                349
* Advanced Fibre
    Communications, Inc.                               20,900                349
  Media General, Inc. Class A                           5,800                348
* Neurocrine Biosciences, Inc.                          7,600                347
  Williams Cos., Inc.                                 128,361                347
  Chelsea Property Group REIT                          10,400                346
* Extended Stay America, Inc.                          23,393                345
  Herman Miller, Inc.                                  18,700                344
  Peoples Energy Corp.                                  8,900                344
  Park National Corp.                                   3,480                344
  OGE Energy Corp.                                     19,500                343
  Werner Enterprises, Inc.                             15,916                343
  AGL Resources Inc.                                   14,100                343
* Glamis Gold, Ltd.                                    30,200                342
* Expedia Inc.                                          5,100                341
  Graco, Inc.                                          11,887                341
  BorgWarner, Inc.                                      6,750                340
* Acxiom Corp.                                         22,100                340
* LAM Research Corp.                                   31,380                339
  CONSOL Energy, Inc.                                  19,600                339
  CMS Energy Corp.                                     35,800                338
* O'Reilly Automotive, Inc.                            13,300                336
* J.D. Edwards & Co.                                   29,700                335
* Meridian Gold Co.                                    19,000                335
  Reinsurance Group of America, Inc.                   12,350                334
  Polaris Industries, Inc.                              5,700                334
* Furniture Brands International Inc.                  14,000                334
* FMC Technologies Inc.                                16,343                334
  Dillard's Inc.                                       21,039                334
  Westamerica Bancorporation                            8,300                333
  Camden Property Trust REIT                           10,100                333
  United States Steel Corp.                            25,400                333
  CarrAmerica Realty Corp. REIT                        13,300                333
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Affymetrix, Inc.                                     14,500                332
  CenterPoint Properties Corp. REIT                     5,800                331
* Timberland Co.                                        9,300                331
* Westport Resources Corp.                             15,890                330
* Gemstar-TV Guide International, Inc.                101,686                330
  Ethan Allen Interiors, Inc.                           9,610                330
  Whitney Holdings Corp.                                9,857                328
* Amylin Pharmaceuticals, Inc.                         20,300                328
* Education Management Corp.                            8,700                327
* Sybase, Inc.                                         24,346                326
* BearingPoint, Inc.                                   47,200                326
  Worthington Industries, Inc.                         21,350                325
* Borders Group, Inc.                                  20,200                325
* Forest Oil Corp.                                     11,690                323
* TIBCO Software Inc.                                  52,257                323
* Avnet, Inc.                                          29,776                322
  Harsco Corp.                                         10,100                322
* BJ's Wholesale Club, Inc.                            17,600                322
* Alleghany Corp.                                       1,812                322
  Applebee's International, Inc.                       13,800                320
  Chesapeake Energy Corp.                              41,300                320
  Ametek Aerospace Products Inc.                        8,300                319
  First Midwest Bancorp, Inc.                          11,943                319
  Carlisle Co., Inc.                                    7,700                319
* Arrow Electronics, Inc.                              24,874                318
  Precision Castparts Corp.                            13,100                318
* Agere Systems Inc. Class A                          220,343                317
  Provident Financial Group, Inc.                      12,100                315
* Crown Cork & Seal Co., Inc.                          39,522                314
* Interactive Data Corp.                               22,814                314
* CheckFree Corp.                                      19,600                314
* Rite Aid Corp.                                      127,890                313
* ADTRAN Inc.                                           9,500                313
  Rayonier Inc.                                         6,900                312
* Fairchild Semiconductor Corp.                        29,100                312
  International Bancshares Corp.                        7,900                312
* TMP Worldwide, Inc.                                  27,550                312
  Mills Corp. REIT                                     10,600                311
* Imation Corp.                                         8,840                310
  WPS Resources Corp.                                   7,979                310
  Blyth, Inc.                                          11,550                309
* Cytyc Corp.                                          30,300                309
* RF Micro Devices, Inc.                               42,100                309
* Integrated Circuit Systems, Inc.                     16,900                308
  Healthcare Realty Trust Inc. REIT                    10,544                308
  Pan Pacific Retail Properties,
    Inc. REIT                                           8,440                308
* Western Digital Corp.                                48,200                308
* Airgas, Inc.                                         17,800                307
* Calpine Corp.                                        93,900                306
  Western Gas Resources, Inc.                           8,300                306
  United Bankshares, Inc.                              10,500                305
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  IMC Global Inc.                                      28,589                305
* Apria Healthcare Group Inc.                          13,700                305
  Realty Income Corp. REIT                              8,700                304
* Barnes & Noble, Inc.                                 16,848                304
  Church & Dwight, Inc.                                10,000                304
  Cousins Properties, Inc. REIT                        12,300                304
  Commerce Group, Inc.                                  8,100                304
  Federal Realty Investment
    Trust REIT                                         10,800                304
* Maxtor Corp.                                         60,003                304
* Novell, Inc.                                         90,634                303
  Hilb, Rogal and Hamilton Co.                          7,400                303
  Staten Island Bancorp, Inc.                          15,000                302
* Vertex Pharmaceuticals, Inc.                         19,002                301
* Stericycle, Inc.                                      9,300                301
  Kennametal, Inc.                                      8,700                300
  The Timken Co.                                       15,700                300
  Great Lakes Chemical Corp.                           12,500                298
  The Goodyear Tire & Rubber Co.                       43,687                297
  F.N.B. Corp.                                         10,799                297
  CBL & Associates Properties,
    Inc. REIT                                           7,400                296
* Cree, Inc.                                           18,108                296
  Crane Co.                                            14,850                296
* Premcor, Inc.                                        13,300                296
  Albemarle Corp.                                      10,370                295
* Payless ShoeSource, Inc.                              5,732                295
* AmeriCredit Corp.                                    38,100                295
* Skyworks Solutions, Inc.                             34,190                295
  Global Payments Inc.                                  9,200                294
* Techne Corp.                                         10,300                294
  Highwood Properties, Inc. REIT                       13,300                294
* The Corporate Executive Board Co.                     9,200                294
* International Rectifier Corp.                        15,900                293
  Cummins Inc.                                         10,392                292
* LifePoint Hospitals, Inc.                             9,766                292
* American Axle &
    Manufacturing Holdings, Inc.                       12,400                290
  ONEOK, Inc.                                          15,116                290
  Piedmont Natural Gas, Inc.                            8,200                290
  WGL Holdings Inc.                                    12,100                289
* DeVry, Inc.                                          17,400                289
* Perot Systems Corp.                                  26,900                288
* NBTY, Inc.                                           16,400                288
  Roper Industries Inc.                                 7,872                288
  Odyssey Re Holdings Corp.                            16,200                287
* IDEXX Laboratories Corp.                              8,600                286
* The Neiman Marcus Group, Inc.
    Class A                                             9,400                286
* Key Energy Services, Inc.                            31,800                285
* Cabot Microelectronics Corp.                          6,042                285
  The MONY Group Inc.                                  11,900                285
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* J.B. Hunt Transport Services, Inc.                    9,700                284
* Heartland Express, Inc.                              12,357                283
* Human Genome Sciences, Inc.                          32,100                283
  ArvinMeritor, Inc.                                   16,924                282
  Shurgard Storage Centers, Inc.
    Class A REIT                                        9,000                282
  Arch Coal, Inc.                                      13,036                281
  Superior Industries International, Inc.               6,800                281
  Jefferies Group, Inc.                                 6,700                281
  DQE Inc.                                             18,450                281
  AptarGroup Inc.                                       9,000                281
  Cooper Tire & Rubber Co.                             18,300                281
  First Citizens BancShares Class A                     2,900                280
* The Chicago Mercantile Exchange                       6,400                279
  W Holding Co., Inc.                                  17,000                279
  GATX Corp.                                           12,200                278
  Regis Corp.                                          10,710                278
* Applied Micro Circuits Corp.                         75,012                277
* Affiliated Managers Group, Inc.                       5,500                277
  Ruby Tuesday, Inc.                                   16,000                277
  AmerUs Group Co.                                      9,784                277
* IndyMac Bancorp, Inc. REIT                           14,900                275
* Cerner Corp.                                          8,800                275
* Emmis Communications, Inc.                           13,200                275
  First Industrial Realty Trust REIT                    9,800                274
  Citizens Banking Corp.                               11,072                274
  Prentiss Properties Trust REIT                        9,700                274
  Diagnostic Products Corp.                             7,100                274
  Florida Rock Industries, Inc.                         7,200                274
  Downey Financial Corp.                                7,000                273
* West Corp.                                           16,400                272
* Agere Systems Inc. Class B                          194,106                272
* Copart, Inc.                                         22,950                272
* Zale Corp.                                            8,500                271
* Cymer, Inc.                                           8,400                271
  Speedway Motorsports, Inc.                           10,500                271
* Waste Connections, Inc.                               7,000                270
  Corn Products International, Inc.                     8,950                270
  Jack Henry & Associates Inc.                         22,300                268
* Cytec Industries, Inc.                                9,842                268
* ITT Educational Services, Inc.                       11,400                268
  Claire's Stores, Inc.                                12,150                268
  21st Century Insurance Group                         21,300                267
* Investment Technology Group, Inc.                    11,925                267
  IDEX Corp.                                            8,150                267
* Polo Ralph Lauren Corp.                              12,200                265
  Sensient Technologies Corp.                          11,800                265
  Health Care Inc. REIT                                 9,800                265
  Fresh Del Monte Produce Inc.                         14,000                265
  Oshkosh Truck Corp.                                   4,300                264
  Commercial Federal Corp.                             11,311                264
* CTI Molecular Imaging, Inc.                          10,700                264
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  HRPT Properties Trust REIT                           32,000                264
  IKON Office Solutions, Inc.                          36,800                263
  Alexander & Baldwin, Inc.                            10,200                263
  Thornburg Mortgage, Inc. REIT                        13,000                261
  Atmos Energy Corp.                                   11,200                261
* Andrx Group                                          17,803                261
* Pediatrix Medical Group, Inc.                         6,500                260
  Invacare Corp.                                        7,800                260
  Heritage Property Investment
    Trust REIT                                         10,400                260
  PerkinElmer, Inc.                                    31,463                260
  Community First Bankshares, Inc.                      9,800                259
* American Greetings Corp. Class A                     16,400                259
* Atmel Corp.                                         115,800                258
  UGI Corp. Holding Co.                                 6,900                258
* Hotels.com Class A                                    4,700                257
* AMR Corp.                                            38,812                256
  MDC Holdings, Inc.                                    6,690                256
* Station Casinos, Inc.                                14,450                256
  Callaway Golf Co.                                    19,300                256
* Respironics, Inc.                                     8,400                256
* Radio One, Inc. Class D                              17,700                255
  Hollinger International, Inc.                        25,000                254
* Nextel Partners, Inc.                                41,780                254
* Priority Healthcare Corp. Class B                    10,918                253
  Energen Corp.                                         8,700                253
  York International Corp.                              9,900                253
* CACI International, Inc.                              7,100                253
* Gateway, Inc.                                        80,556                253
* IGEN International, Inc.                              5,900                253
* PacifiCare Health Systems, Inc.                       8,980                252
* Catalina Marketing Corp.                             13,620                252
* Andrew Corp.                                         24,430                251
* ResMed Inc.                                           8,200                251
* Panera Bread Co.                                      7,200                251
  Pittston Brink's Group                               13,560                251
* Pharmaceutical Resources, Inc.                        8,400                250
* Red Hat, Inc.                                        42,300                250
  Washington REIT                                       9,800                250
* Linens 'n Things, Inc.                               11,000                249
* Arbitron Inc.                                         7,380                247
* Avocent Corp.                                        11,112                247
  Ferro Corp.                                          10,100                247
  Regal Entertainment Group Class A                    11,500                246
* Southern Union Co.                                   14,917                246
* Tom Brown, Inc.                                       9,800                246
* Thomas & Betts Corp.                                 14,500                245
* Southwest Bancorporation of
    Texas, Inc.                                         8,500                245
* Service Corp. International                          73,681                245
* American Eagle Outfitters, Inc.                      17,750                245
  Thor Industries, Inc.                                 7,100                244
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Bio-Rad Laboratories, Inc. Class A                    6,300                244
* Lattice Semiconductor Corp.                          27,800                244
* Activision, Inc.                                     16,700                244
* Varian, Inc.                                          8,400                241
* Brocade Communications
    Systems, Inc.                                      58,200                241
* FTI Consulting, Inc.                                  6,000                241
  Lincoln Electric Holdings, Inc.                      10,400                241
  FactSet Research Systems Inc.                         8,500                240
  Universal Corp. (VA)                                  6,500                240
  SL Green Realty Corp. REIT                            7,600                240
* FMC Corp.                                             8,773                240
* Hercules, Inc.                                       27,175                239
* United Stationers, Inc.                               8,300                239
  CVB Financial Corp.                                   9,340                238
  Valhi, Inc.                                          28,600                237
* Cox Radio, Inc.                                      10,400                237
  Alfa Corp.                                           19,700                237
  IDACORP, Inc.                                         9,500                236
* Polycom, Inc.                                        24,777                236
  Allegheny Energy, Inc.                               31,200                236
* Houston Exploration Co.                               7,700                236
* Mueller Industries Inc.                               8,600                234
* Landstar System, Inc.                                 4,000                233
  PNM Resources Inc.                                    9,800                233
* Fossil, Inc.                                         11,425                232
  Essex Property Trust, Inc. REIT                       4,566                232
* Quest Software, Inc.                                 22,500                232
  Federal Signal Corp.                                 11,933                232
  Texas Regional Bancshares, Inc.                       6,520                232
* Silicon Laboratories Inc.                            12,100                231
  Home Properties of New York,
    Inc. REIT                                           6,700                231
  The South Financial Group, Inc.                      11,169                231
* Reliant Resources, Inc.                              72,049                231
* Take-Two Interactive Software, Inc.                   9,800                230
  Briggs & Stratton Corp.                               5,400                229
* Trimeris, Inc.                                        5,300                228
  ICN Pharmaceuticals, Inc.                            20,893                228
* Hyperion Solutions Corp.                              8,879                228
* AnnTaylor Stores Corp.                               11,150                228
* Internet Security Systems, Inc.                      12,400                227
* Hollywood Entertainment Corp.                        15,000                227
* Boyd Gaming Corp.                                    16,100                226
  First Bancorp/Puerto Rico                            10,000                226
* Syntel, Inc.                                         10,750                226
  Wallace Computer Services, Inc.                      10,500                226
  Reckson Associates Realty
    Corp. REIT                                         10,700                225
  Visteon Corp.                                        32,352                225
* P.F. Chang's China Bistro, Inc.                       6,200                225
* Macrovision Corp.                                    14,000                225
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Black Box Corp.                                       5,000                224
* Regeneron Pharmaceuticals, Inc.                      12,100                224
  Mentor Corp.                                          5,804                223
  Ryland Group, Inc.                                    6,700                223
* SEACOR SMIT Inc.                                      5,000                223
  Greater Bay Bancorp                                  12,858                222
* Pinnacle Systems, Inc.                               16,300                222
  Patina Oil & Gas Corp.                                7,000                222
  Olin Corp.                                           14,200                221
  UCBH Holdings, Inc.                                   5,200                221
  FBR Asset Investment Corp. REIT                       6,500                220
* Avaya Inc.                                           89,890                220
  American Capital Strategies, Ltd.                    10,200                220
* Choice Hotel International, Inc.                      9,700                220
  Tupperware Corp.                                     14,600                220
  Minerals Technologies, Inc.                           5,100                220
  Kelly Services, Inc. Class A                          8,900                220
  Post Properties, Inc. REIT                            9,200                220
* Stone Energy Corp.                                    6,584                220
  Arrow International, Inc.                             5,400                220
* R.H. Donnelley Corp.                                  7,480                219
* Borland Software Corp.                               17,800                219
  Pacific Capital Bancorp                               8,600                219
* Anixter International Inc.                            9,400                219
* Intergraph Corp.                                     12,300                218
* Knight Transportation, Inc.                          10,390                218
* Electronics for Imaging, Inc.                        13,400                218
* Perrigo Co.                                          17,900                217
  Trinity Industries, Inc.                             11,450                217
* The Yankee Candle Co., Inc.                          13,550                217
* Pacific Sunwear of California, Inc.                  12,250                217
* Cal Dive International, Inc.                          9,200                216
  LNR Property Corp.                                    6,100                216
* Interdigital Communications Corp.                    14,800                215
* Evergreen Resources, Inc.                             4,800                215
* AK Steel Corp.                                       26,817                215
* Integrated Device Technology Inc.                    25,600                214
* NPS Pharmaceuticals Inc.                              8,500                214
  Rollins, Inc.                                         8,400                214
  Liberty Corp.                                         5,500                213
  East West Bancorp, Inc.                               5,900                213
* WFS Financial, Inc.                                  10,176                213
* Arch Capital Group Ltd.                               6,800                212
* Foundry Networks, Inc.                               30,100                212
* InterMune Inc.                                        8,300                212
  New Jersey Resources Corp.                            6,700                212
* Unit Corp.                                           11,400                211
  Weis Markets, Inc.                                    6,800                211
* CEC Entertainment Inc.                                6,850                210
* Louisiana-Pacific Corp.                              26,049                210
* FLIR Systems, Inc.                                    4,300                210
  Taubman Co. REIT                                     12,900                209
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* Earthlink, Inc.                                      38,287                209
* MKS Instruments, Inc.                                12,700                209
* National Processing, Inc.                            13,000                209
  UMB Financial Corp.                                   5,452                209
* K-V Pharmaceutical Co. Class A                        8,975                208
* Commonwealth Telephone
    Enterprises, Inc.                                   5,799                208
* Alliance Gaming Corp.                                12,200                208
* Cimarex Energy Co.                                   11,537                207
* Anteon International Corp.                            8,600                206
  Great American Financial
    Resources, Inc.                                    12,000                206
  Nordson Corp.                                         8,300                206
  Bob Evans Farms, Inc.                                 8,800                205
* Sonic Corp.                                          10,025                205
  Westcorp, Inc.                                        9,770                205
* United Rentals, Inc.                                 19,050                205
  Susquehanna Bancshares, Inc.                          9,825                205
* Micrel, Inc.                                         22,800                205
  Alexandria Real Estate Equities,
    Inc. REIT                                           4,800                204
* Silicon Valley Bancshares                            11,200                204
* Eon Labs, Inc.                                       10,800                204
  N L Industries, Inc.                                 12,000                204
* Hot Topic, Inc.                                       8,900                204
  Chittenden Corp.                                      7,980                203
* Flowserve Corp.                                      13,740                203
* Sepracor Inc.                                        21,000                203
  Standard Pacific Corp.                                8,200                203
  G & K Services, Inc. Class A                          5,700                202
* The Titan Corp.                                      19,400                202
  Southwest Gas Corp.                                   8,600                202
* EMCOR Group, Inc.                                     3,800                201
* Semtech Corp.                                        18,400                201
* Cognex Corp.                                         10,900                201
  Cato Corp. Class A                                    9,300                201
* Simpson Manufacturing Co.                             6,100                201
* McDATA Corp. Class A                                 28,241                201
  Clarcor Inc.                                          6,200                200
* Beazer Homes USA, Inc.                                3,300                200
  Burlington Coat Factory
    Warehouse Corp.                                    11,140                200
* Kronos, Inc.                                          5,400                200
* Crown Castle International Corp.                     53,250                200
* Too Inc.                                              8,469                199
  Longs Drug Stores, Inc.                               9,600                199
* US Oncology, Inc.                                    22,950                199
  Cabot Oil & Gas Corp.                                 8,000                198
  The Toro Co.                                          3,100                198
  Ventas, Inc. REIT                                    17,300                198
  TrustCo Bank NY                                      18,374                198
* PEC Solutions, Inc.                                   6,600                197
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Varian Semiconductor Equipment
    Associates, Inc.                                    8,300                197
  Delphi Financial Group, Inc.                          5,191                197
  Banta Corp.                                           6,300                197
  Northwest Bancorp, Inc.                              13,300                197
  Cambrex Corp.                                         6,500                196
* Mediacom Communications Corp.                        22,280                196
  St. Mary Land & Exploration Co.                       7,844                196
  A.O. Smith Corp.                                      7,250                196
* Amkor Technology, Inc.                               41,100                196
  Harleysville Group, Inc.                              7,400                196
* Endo Pharmaceuticals Holdings, Inc.                  25,400                196
* Sycamore Networks, Inc.                              67,600                195
* 7-Eleven, Inc.                                       26,040                195
* ImClone Systems, Inc.                                18,385                195
  Cooper Cos., Inc.                                     7,800                195
  Roadway Corp.                                         5,300                195
  LandAmerica Financial Group, Inc.                     5,500                195
  Delta & Pine Land Co.                                 9,521                194
* Ohio Casualty Corp.                                  15,000                194
  MAF Bancorp, Inc.                                     5,725                194
* Veridian Corp.                                        9,100                194
* Grey Wolf, Inc.                                      48,600                194
  Coca-Cola Bottling Co.                                3,000                194
  Colonial Properties Trust REIT                        5,700                193
  Brady Corp. Class A                                   5,800                193
* Hovnanian Enterprises Class A                         6,100                193
* SCP Pool Corp.                                        6,600                193
  USFreightways Corp.                                   6,700                193
  Winnebago Industries, Inc.                            4,900                192
  Corus Bankshares Inc.                                 4,400                192
* Inveresk Research Group Inc.                          8,900                192
* DoubleClick Inc.                                     33,932                192
  Vintage Petroleum, Inc.                              18,200                192
  Brandywine Realty Trust REIT                          8,800                192
* BroadWing Inc.                                       54,509                192
  CH Energy Group, Inc.                                 4,100                191
* Philadelphia Consolidated
    Holding Corp.                                       5,400                191
  ABM Industries Inc.                                  12,300                191
* Dionex Corp.                                          6,400                190
* MSC Industrial Direct Co., Inc.
    Class A                                            10,700                190
* Mirant Corp.                                        100,145                189
  The Trust Co. of New Jersey                           6,800                189
* Protein Design Labs, Inc.                            22,200                189
  R.L.I. Corp.                                          6,762                189
* Tuesday Morning Corp.                                11,000                188
* Price Communications Corp.                           13,600                188
* Tractor Supply Co.                                    5,000                188
* KEMET Corp.                                          21,500                188
* Gaylord Entertainment Co. Class A                     9,083                187
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  The Phoenix Companies, Inc.                          24,600                187
* Ralcorp Holdings, Inc.                                7,433                187
* UICI                                                 12,000                187
  Waypoint Financial Corp.                             10,483                187
  First Financial Bancorp                              11,382                187
  Sun Communities, Inc. REIT                            5,100                187
* Yellow Corp.                                          7,400                186
  Overseas Shipholding Group Inc.                      10,400                186
  Bandag, Inc.                                          4,800                186
  Skywest, Inc.                                        14,200                186
* Dycom Industries, Inc.                               14,000                186
  Farmer Brothers, Inc.                                   600                185
* MedQuist, Inc.                                        9,151                185
  Georgia Gulf Corp.                                    8,000                185
* Journal Register Co.                                 10,400                185
  Brookline Bancorp, Inc.                              15,526                185
  Harbor Florida Bancshares, Inc.                       8,200                185
* Ultra Petroleum Corp.                                18,600                184
* Quiksilver, Inc.                                      6,900                184
  H.B. Fuller Co.                                       7,100                184
  Nationwide Health Properties,
    Inc. REIT                                          12,300                184
  Wolverine World Wide, Inc.                           12,150                184
  Charter Financial Corp.                               5,900                183
* Entegris Inc.                                        17,800                183
  Grey Global Group Inc.                                  300                183
* Kroll Inc.                                            9,600                183
* Mercury Computer Systems, Inc.                        6,000                183
* Spinnaker Exploration Co.                             8,300                183
* CSG Systems International, Inc.                      13,400                183
  MacDermid, Inc.                                       8,000                183
* The Medicines Co.                                    11,400                183
* Seagate Technology                                   17,000                182
* Rare Hospitality International Inc.                   6,600                182
  Kilroy Realty Corp. REIT                              7,900                182
* OfficeMax, Inc.                                      36,400                182
* Kansas City Southern                                 15,150                182
  Massey Energy Co.                                    18,700                182
* Cumulus Media Inc.                                   12,200                181
  Lennox International Inc.                            14,440                181
* AMN Healthcare Services, Inc.                        10,700                181
* Men's Wearhouse, Inc.                                10,550                181
  Commercial Net Lease Realty REIT                     11,800                181
* Syncor International Corp.                            6,500                180
  Chemical Financial Corp.                              5,594                180
  Horace Mann Educators Corp.                          11,700                179
* DIANON Systems, Inc.                                  3,752                179
* Watson Wyatt & Co. Holdings                           8,200                178
  Casey's General Stores, Inc.                         14,600                178
  Airborne, Inc.                                       12,000                178
  Black Hills Corp.                                     6,700                178
* Enzon Pharmaceuticals, Inc.                          10,600                177
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Wabtec Corp.                                         12,614                177
  Matthews International Corp.                          7,900                176
  Westar Energy, Inc.                                  17,800                176
* Stewart Enterprises, Inc. Class A                    31,600                176
* EGL, Inc.                                            12,350                176
  CPB, Inc.                                             6,400                176
* Oakley, Inc.                                         17,100                176
* CDI Corp.                                             6,500                175
* Lin TV Corp.                                          7,200                175
  NDCHealth Corp.                                       8,800                175
* MAXIMUS, Inc.                                         6,700                175
  Hancock Holding Co.                                   3,900                174
* ADVO, Inc.                                            5,300                174
* Cypress Semiconductor Corp.                          30,400                174
* BlackRock, Inc.                                       4,400                173
* Siliconix, Inc.                                       7,400                173
* Tetra Tech, Inc.                                     14,175                173
* Entravision Communications Corp.                     17,300                173
* Paxar Corp.                                          11,700                173
* Plantronics, Inc.                                    11,400                172
  Russ Berrie and Co., Inc.                             5,100                172
  Sierra Pacific Resources                             26,476                172
  State Auto Financial Corp.                           11,100                172
* Benchmark Electronics, Inc.                           6,000                172
  Wausau-Mosinee Paper Corp.                           15,326                172
  Northwest Natural Gas Co.                             6,350                172
  PS Business Parks, Inc. REIT                          5,400                172
  UniSource Energy Corp.                                9,900                171
  Cathay Bancorp, Inc.                                  4,500                171
* Genesis Health Ventures, Inc.                        11,065                171
* Oceaneering International, Inc.                       6,910                171
* WilTel Communications, Inc.                          10,805                171
  Provident Bankshares Corp.                            7,380                171
* Universal Compression Holdings, Inc.                  8,900                170
  First Niagara Financial Group, Inc.                   6,500                170
  Republic Bancorp, Inc.                               14,410                170
  Potlatch Corp.                                        7,100                170
* Shaw Group, Inc.                                     10,300                169
  Otter Tail Corp.                                      6,296                169
* Actuant Corp.                                         3,640                169
* Applera Corp.-
    Celera Genomics Group                              17,680                169
* NetIQ Corp.                                          13,660                169
* Keane, Inc.                                          18,700                168
* Manhattan Associates, Inc.                            7,100                168
  Central Parking Corp.                                 8,900                168
* United Defense Industries Inc.                        7,200                168
* Jack in the Box Inc.                                  9,700                168
* Pre-Paid Legal Services, Inc.                         6,400                168
* Pacer International, Inc.                            12,600                168
* Fidelity National Information
    Solutions, Inc.                                     9,700                167
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* Rambus Inc.                                          24,900                167
  Flagstar Bancorp, Inc.                                7,725                167
  Crompton Corp.                                       28,037                167
  First Commonwealth Financial Corp.                   14,500                167
  Kimball International, Inc. Class B                  11,700                167
* Biosite Inc.                                          4,900                167
  Interstate Bakeries Corp.                            10,900                166
  Analogic Corp.                                        3,300                166
  Curtiss-Wright Corp.                                  2,600                166
  Baldor Electric Co.                                   8,400                166
  Owens & Minor, Inc. Holding Co.                      10,100                166
  The Manitowac Co., Inc.                               6,500                166
* Hutchinson Technology, Inc.                           8,000                166
* CUNO Inc.                                             5,000                166
  Chateau Communities, Inc. REIT                        7,200                166
  Acuity Brands, Inc.                                  12,212                165
  S & T Bancorp, Inc.                                   6,600                165
  Albany International Corp.                            8,000                165
  La Quinta Corp. REIT                                 37,533                165
  Spartech Corp.                                        8,000                165
  Glatfelter                                           12,500                165
  Flowers Foods, Inc.                                   8,410                164
* Electro Scientific Industries, Inc.                   8,200                164
* Ariba, Inc.                                          66,070                164
  First Charter Corp.                                   9,100                164
  Kellwood Co.                                          6,300                164
* Barra, Inc.                                           5,400                164
* CONMED Corp.                                          8,359                164
* Sylvan Learning Systems, Inc.                         9,975                164
  Capital Automotive REIT                               6,900                164
* IDX Systems Corp.                                     9,600                163
  NBT Bancorp, Inc.                                     9,553                163
* ATMI, Inc.                                            8,800                163
  Reliance Steel & Aluminum Co.                         7,800                163
  PFF Bancorp, Inc.                                     5,200                163
  Cleco Corp.                                          11,600                162
* Sybron Dental Specialties, Inc.                      10,936                162
* Berkshire Hathaway Inc. Class B                          67                162
* United Natural Foods, Inc.                            6,400                162
  Fred's, Inc.                                          6,300                162
  Avista Corp.                                         14,000                162
* Sunrise Assisted Living, Inc.                         6,500                162
* Papa John's International, Inc.                       5,800                162
* Parametric Technology Corp.                          64,142                162
  Harleysville National Corp.                           6,048                162
* Kirby Corp.                                           5,900                162
  John H. Harland Co.                                   7,300                162
  Glimcher Realty Trust REIT                            9,100                162
  Technitrol, Inc.                                     10,000                161
* American Tower Corp. Class A                         45,680                161
  Hughes Supply, Inc.                                   5,900                161
* Imagistics International Inc.                         8,057                161
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Alabama National BanCorporation                       3,700                161
* ExpressJet Holdings, Inc.                            15,700                161
* AFC Enterprises, Inc.                                 7,650                161
  Russell Corp.                                         9,600                161
* Renaissance Learning, Inc.                            8,500                161
  Amcore Financial, Inc.                                7,400                161
* Select Medical Corp.                                 11,900                161
  Cubic Corp.                                           8,700                160
* Triarc Cos., Inc. Class A                             6,100                160
* Playtex Products, Inc.                               16,200                160
  First Sentinel Bancorp Inc.                          11,100                160
  Holly Corp.                                           7,300                160
  Senior Housing Properties
    Trust REIT                                         15,030                159
* Verint Systems Inc.                                   7,900                159
  Regal-Beloit Corp.                                    7,700                159
* Zymogenetics, Inc.                                   16,075                159
  Tecumseh Products Co. Class A                         3,600                159
* Jo-Ann Stores, Inc. Class A                           6,900                158
* Arkansas Best Corp.                                   6,100                158
  Franklin Electric, Inc.                               3,300                158
* American Italian Pasta Co.                            4,400                158
  Centex Construction Products, Inc.                    4,500                158
  Granite Construction Co.                             10,200                158
* SurModics, Inc.                                       5,500                158
* Abgenix, Inc.                                        21,400                158
  Anchor Bancorp Wisconsin Inc.                         7,600                158
* Hecla Mining Co.                                     31,100                157
* WMS Industries, Inc.                                 10,500                157
* International Specialty
    Products, Inc.                                     15,400                157
  FBL Financial Group, Inc. Class A                     8,071                157
* SERENA Software, Inc.                                 9,950                157
  Manufactured Home
    Communities, Inc. REIT                              5,300                157
  Kaydon Corp.                                          7,400                157
  Wintrust Financial Corp.                              5,000                157
  Ruddick Corp.                                        11,400                156
* Penn National Gaming, Inc.                            9,800                155
  Landry's Restaurants, Inc.                            7,300                155
* Hain Celestial Group, Inc.                           10,200                155
  New Century Financial Corp.                           6,100                155
* Insight Communications Co., Inc.                     12,500                155
  The Pep Boys (Manny, Moe & Jack)                     13,340                155
  Greif Brothers Corp. Class A                          6,500                155
* Tekelec                                              14,800                155
* Chiquita Brands International, Inc.                  11,636                154
* Northwest Airlines Corp. Class A                     21,000                154
  Sterling Bancshares, Inc.                            12,600                154
  Santander BanCorp                                    11,785                153
* Odyssey Healthcare, Inc.                              4,400                153
* AmeriPath, Inc.                                       7,100                153
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Brown Shoe Co., Inc.                                  6,400                153
  Pacific Northwest Bancorp                             6,086                152
  Gables Residential Trust REIT                         6,100                152
* Corrections Corp. of America REIT                     8,866                152
  Westbanco Inc.                                        6,500                152
  CARBO Ceramics Inc.                                   4,500                152
  Mine Safety Appliances Co.                            4,700                152
* WebEx Communications, Inc.                           10,100                152
* First Federal Financial Corp.                         5,232                151
* Aztar Corp.                                          10,600                151
* Unilab Corp.                                          8,265                151
* Sinclair Broadcast Group, Inc.                       13,000                151
* Maverick Tube Corp.                                  11,600                151
* Triad Guaranty, Inc.                                  4,100                151
  United Community Banks, Inc.                          6,200                151
* OSI Pharmaceuticals, Inc.                             9,200                151
* Lexar Media, Inc.                                    24,060                151
  Texas Industries, Inc.                                6,200                151
  Inter-Tel, Inc.                                       7,200                151
  Anthracite Capital Inc. REIT                         13,800                150
* DRS Technologies, Inc.                                4,800                150
* Dollar Thrifty Automotive Group, Inc.                 7,100                150
* Mentor Graphics Corp.                                19,100                150
* Hanover Compressor Co.                               16,300                150
* Teledyne Technologies, Inc.                           9,511                149
  Churchill Downs, Inc.                                 3,900                149
  Surewest Communications                               4,000                149
* IHOP Corp.                                            6,200                149
* Adaptec, Inc.                                        26,300                149
* Symyx Technologies                                   11,800                149
* Infonet Services Corp.                               75,000                149
  Florida East Coast Industries, Inc.
    Class A                                             6,400                148
  FelCor Lodging Trust, Inc. REIT                      12,974                148
* Wright Medical Group, Inc.                            8,500                148
* NCI Building Systems, Inc.                            6,800                148
  Millennium Chemicals, Inc.                           15,500                148
* Ascential Software Corp.                             61,164                147
* Stage Stores, Inc.                                    6,975                147
  Alpharma, Inc. Class A                               12,300                146
  UIL Holdings Corp.                                    4,200                146
* Nortek Holdings, Inc.                                 3,200                146
  Glenborough Realty Trust, Inc. REIT                   8,200                146
  Riviana Foods, Inc.                                   5,400                146
  Modine Manufacturing Co.                              8,238                146
* RealNetworks, Inc.                                   38,100                145
* VaxGen, Inc.                                          7,500                145
* Ryan's Family Steak Houses, Inc.                     12,750                145
* Offshore Logistics, Inc.                              6,600                145
* Avid Technology, Inc.                                 6,300                145
* Old Dominion Freight Line, Inc.                       5,100                145
* Power Integrations, Inc.                              8,500                145
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* The Gymboree Corp.                                    9,100                144
  Granite State Bankshares, Inc.                        3,300                144
  Walter Industries, Inc.                              13,300                144
  Kansas City Life Insurance Co.                        3,800                144
* Quicksilver Resources, Inc.                           6,400                144
  Woodward Governor Co.                                 3,300                144
* Superior Energy Services, Inc.                       17,500                144
* Martek Biosciences Corp.                              5,700                143
  K-Swiss, Inc.                                         6,600                143
  Capstead Mortgage Corp. REIT                          5,812                143
* Genencor International Inc.                          14,640                143
  Dime Community Bancshares                             7,475                143
  C & D Technologies, Inc.                              8,100                143
* VISX Inc.                                            14,916                143
  Oriental Financial Group Inc.                         5,810                143
* USG Corp.                                            16,900                143
* Adolor Corp.                                         10,400                143
* PSS World Medical, Inc.                              20,850                143
  Riggs National Corp.                                  9,200                143
  Summit Properties, Inc. REIT                          8,000                142
* Steel Dynamics, Inc.                                 11,800                142
* Joy Global Inc.                                      12,600                142
* Haemonetics Corp.                                     6,600                142
* Hollywood Casino Corp.                               11,500                141
  Frontier Oil Corp.                                    8,200                141
  Engineered Support Systems, Inc.                      3,850                141
  BankAtlantic Bancorp, Inc. Class A                   14,935                141
* Thoratec Corp.                                       18,487                141
* Knight Trading Group, Inc.                           29,400                141
* PRG-Schultz International, Inc.                      15,800                141
  The Marcus Corp.                                      9,900                141
* Net.Bank, Inc.                                       14,522                141
  The Laclede Group, Inc.                               5,800                140
* Teletech Holdings Inc.                               19,300                140
* Lone Star Technologies, Inc.                          9,400                140
* Insituform Technologies Inc. Class A                  8,200                140
  USEC Inc.                                            23,200                140
* Coherent, Inc.                                        7,000                140
* Cobalt Corp.                                         10,100                139
  MGE Energy, Inc.                                      5,200                139
* Credence Systems Corp.                               14,900                139
  Value Line, Inc.                                      3,200                139
  Sandy Spring Bancorp, Inc.                            4,400                139
* California Pizza Kitchen, Inc.                        5,500                139
  Selective Insurance Group                             5,500                138
* Genta Inc.                                           18,000                138
  Penn Virginia Corp.                                   3,800                138
* LendingTree, Inc.                                    10,700                138
  Watsco, Inc.                                          8,400                138
* TriQuint Semiconductor, Inc.                         32,445                138
* Orthodontic Centers of America, Inc.                 12,600                137
* Atwood Oceanics, Inc.                                 4,566                137
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* Axcelis Technologies, Inc.                           24,422                137
* Tejon Ranch Co.                                       4,610                137
* Advanced Neuromodulation
    Systems, Inc.                                       3,900                137
  RPC Inc.                                             11,800                137
  JDN Realty Corp. REIT                                12,480                137
  Commercial Metals Co.                                 8,400                136
* AMERIGROUP Corp.                                      4,500                136
* GlobespanVirata, Inc.                                30,910                136
  Alberto-Culver Co. Class A                            2,800                136
* Integra LifeSciences Holdings                         7,700                136
* Sotheby's Holdings Class A                           15,100                136
  Chesapeake Corp. of Virginia                          7,600                136
  Methode Electronics, Inc. Class A                    12,349                135
* Macromedia, Inc.                                     12,700                135
* ProQuest Co.                                          6,900                135
  National Health Investors REIT                        8,400                135
  The Standard Register Co.                             7,500                135
  Tredegar Corp.                                        9,000                135
* Meritage Corp.                                        4,000                135
* Websense, Inc.                                        6,300                135
* Remington Oil & Gas Corp.                             8,200                135
* Newport Corp.                                        10,700                134
* Allmerica Financial Corp.                            13,289                134
* Marvel Enterprises Inc.                              14,900                134
* Armor Holdings, Inc.                                  9,700                134
* Atlantic Coast Airlines Holdings Inc.                11,100                134
* Denbury Resources, Inc.                              11,800                133
  F & M Bancorp                                         4,157                133
  Community Trust Bancorp Inc.                          5,280                133
  Pennsylvania REIT                                     5,100                133
* Sonic Automotive, Inc.                                8,900                132
* 1-800 CONTACTS, Inc.                                  4,800                132
  United National Bancorp                               5,738                132
* Hydrill Co.                                           5,600                132
* Rayovac Corp.                                         9,900                132
* United Therapeutics Corp.                             7,900                132
* Fleetwood Enterprises, Inc.                          16,800                132
  Pulitzer, Inc.                                        2,933                132
  Zenith National Insurance Corp.                       5,600                132
* Shuffle Master, Inc.                                  6,873                131
* Consolidated Graphics, Inc.                           5,900                131
* PRIMEDIA Inc.                                        63,654                131
* BankUnited Financial Corp.                            8,100                131
* Esterline Technologies Corp.                          7,400                131
* ShopKo Stores, Inc.                                  10,500                131
* Christopher & Banks Corp.                             6,300                131
* Itron, Inc.                                           6,800                130
  Interpool, Inc.                                       8,100                130
  EastGroup Properties, Inc. REIT                       5,100                130
* MICROS Systems, Inc.                                  5,800                130
  Seacoast Banking Corp. of Florida                     6,900                130
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Ionics, Inc.                                          5,700                130
* Alaska Air Group, Inc.                                6,000                130
* Startek, Inc.                                         4,700                130
* The Boyds Collection, Ltd.                           19,500                130
* Six Flags, Inc.                                      22,700                130
* Possis Medical Inc.                                   7,200                130
* FileNET Corp.                                        10,600                129
  Getty Realty Holding Corp. REIT                       6,800                129
  EDO Corp.                                             6,200                129
* United Online, Inc.                                   8,076                129
* Argosy Gaming Co.                                     6,800                129
  MB Financial, Inc.                                    3,700                129
  Landauer, Inc.                                        3,700                129
* THQ Inc.                                              9,700                129
* Standard Microsystem Corp.                            6,600                129
* Silgan Holdings, Inc.                                 5,200                128
* Progress Software Corp.                               9,900                128
* DSP Group Inc.                                        8,100                128
* Forward Air Corp.                                     6,600                128
* American Medical Systems
    Holdings, Inc.                                      7,900                128
* Multimedia Games Inc.                                 4,650                128
  Sovran Self Storage, Inc. REIT                        4,500                128
* Alexander's, Inc. REIT                                1,977                128
* Palm Harbor Homes, Inc.                               7,300                128
* United Capital Corp.                                  3,600                127
  Redwood Trust, Inc. REIT                              4,600                127
  Empire District Electric Co.                          7,000                127
* Sequa Corp. Class A                                   3,256                127
  Stewart & Stevenson Services, Inc.                    9,000                127
* Aeroflex, Inc.                                       18,430                127
* Encore Acquisition Co.                                6,900                127
* CorVel Corp.                                          3,550                127
* Documentum, Inc.                                      8,100                127
  OceanFirst Financial Corp.                            5,650                127
* Ventana Medical Systems, Inc.                         5,500                127
  Town & Country Trust REIT                             6,000                127
* Cost Plus, Inc.                                       4,400                126
* ProAssurance Corp.                                    6,000                126
* Wilson Greatbatch
    Technologies, Inc.                                  4,300                126
* Echelon Corp.                                        11,200                126
  Wellman, Inc.                                         9,300                125
* SupportSoft, Inc.                                    31,840                125
* Charming Shoppes, Inc.                               29,900                125
  Arrow Financial Corp.                                 4,058                125
* Kenneth Cole Productions, Inc.                        6,150                125
* National Western Life
    Insurance Co. Class A                               1,300                125
* Aftermarket Technology Corp.                          8,600                125
  IRT Property Co. REIT                                10,500                125
  Watts Industries Class A                              7,900                124
================================================================================
30

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Bowne & Co., Inc.                                    10,400                124
* Group 1 Automotive, Inc.                              5,200                124
* Advanced Digital Information Corp.                   18,500                124
  Angelica Corp.                                        6,000                124
* Oil States International, Inc.                        9,600                124
  Tanger Factory Outlet Centers,
    Inc. REIT                                           3,989                124
  First Federal Capital Corp.                           6,400                124
* Photronics Inc.                                       9,000                123
  Allegheny Technologies Inc.                          19,790                123
* INAMED Corp.                                          4,000                123
  Arch Chemicals, Inc.                                  6,750                123
* Financial Federal Corp.                               4,900                123
  Boston Private Financial
    Holdings, Inc.                                      6,200                123
* International Multifoods Corp.                        5,800                123
* Cognizant Technology Solutions Corp.                  1,700                123
  Parkway Properties Inc. REIT                          3,500                123
* MPS Group, Inc.                                      22,154                123
* AmSurg Corp.                                          6,000                123
  Community Bank System, Inc.                           3,900                122
  Libbey, Inc.                                          4,700                122
  Vector Group Ltd.                                    10,515                122
  NACCO Industries, Inc. Class A                        2,791                122
* Advanced Energy Industries, Inc.                      9,600                122
  Barnes Group, Inc.                                    6,000                122
  Impac Mortgage Holdings, Inc. REIT                   10,600                122
  Lone Star Steakhouse & Saloon, Inc.                   6,300                122
* Gardner Denver Inc.                                   5,996                122
* Viasys Healthcare Inc.                                8,174                122
  Koger Equity, Inc. REIT                               7,800                122
* CommScope, Inc.                                      15,400                122
  Mid-State Bancshares                                  7,400                122
* Jones Lang Lasalle Inc.                               7,900                122
* Radio One, Inc.                                       8,300                121
  First Financial Holdings, Inc.                        4,900                121
  Hudson River Bancorp. Inc.                            4,900                121
  Schweitzer-Mauduit
    International, Inc.                                 4,950                121
  Novastar Financial, Inc. REIT                         3,900                121
* Guitar Center, Inc.                                   7,300                121
  Independent Bank Corp. (MA)                           5,300                121
  Strayer Education, Inc.                               2,100                121
  Independent Bank Corp. (MI)                           3,990                121
* Terex Corp.                                          10,800                120
  Coachmen Industries, Inc.                             7,604                120
* Coinstar, Inc.                                        5,300                120
* Dril-Quip, Inc.                                       7,100                120
* CSK Auto Corp.                                       10,900                120
* Boca Resorts, Inc. Class A                           11,200                120
  St. Francis Capital Corp.                             5,100                119
  Berry Petroleum Class A                               7,000                119
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Monaco Coach Corp.                                    7,200                119
  Hooper Holmes, Inc.                                  19,400                119
* Duane Reade Inc.                                      7,000                119
* Nautica Enterprises, Inc.                            10,700                119
* Legato Systems, Inc.                                 23,576                119
* Photon Dynamics, Inc.                                 5,200                119
* Enzo Biochem, Inc.                                    8,468                119
* Actel Corp.                                           7,300                118
  Steelcase Inc.                                       10,800                118
* Bright Horizons Family
    Solutions, Inc.                                     4,200                118
* Antigenics, Inc.                                     11,512                118
* Exar Corp.                                            9,500                118
* BioMarin Pharmaceutical Inc.                         16,700                118
* FEI Co.                                               7,700                118
* UNOVA, Inc.                                          19,600                118
* Iomega Corp.                                         14,980                118
* Capital Corp. of the West                             4,982                117
  Simmons First National Corp.                          3,200                117
  First Merchants Corp.                                 5,145                117
  Belden, Inc.                                          7,700                117
  Suffolk Bancorp                                       3,700                117
* ValueVision Media, Inc.                               7,800                117
* Vail Resorts Inc.                                     7,700                117
  First Financial Corp.-Indiana                         2,400                117
  Chemed Corp.                                          3,300                117
* The Nautilus Group, Inc.                              8,700                116
* Province Healthcare Co.                              11,925                116
  Central Vermont Public
    Service Corp.                                       6,300                115
  Fremont General Corp.                                25,600                115
* Cell Genesys, Inc.                                   10,300                115
* PETCO Animal Supplies, Inc.                           4,900                115
* Moog Inc.                                             3,700                115
  Equity One, Inc. REIT                                 8,600                115
* Littelfuse, Inc.                                      6,800                115
  American States Water Co.                             4,950                115
  First Place Financial Corp.                           6,880                114
* Cyberonics, Inc.                                      6,200                114
  First Financial Bankshares, Inc.                      3,000                114
* Magnum Hunter Resources Inc.                         19,112                114
* S&K Famous Brands Inc.                                9,100                114
* Clark/Bardes Inc.                                     5,900                114
  Vital Signs, Inc.                                     3,800                114
  A. Schulman Inc.                                      6,100                114
* The Buckle, Inc.                                      6,300                113
* InVision Technologies, Inc.                           4,300                113
  Sealed Air Corp. Cvt. Pfd.                            2,660                113
* Quaker City Bancorp, Inc.                             3,438                113
* Griffon Corp.                                         8,300                113
* TBC Corp.                                             9,400                113
  Universal Health Realty Income REIT                   4,300                113
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
  City Holding Co.                                      3,995                113
* RehabCare Group, Inc.                                 5,900                113
  Frontier Financial Corp.                              4,400                113
  ElkCorp                                               6,500                112
* School Specialty, Inc.                                5,627                112
* Albany Molecular Research, Inc.                       7,600                112
  Corporate Office Properties Trust,
    Inc. REIT                                           8,000                112
  Irwin Financial Corp.                                 6,800                112
* Longview Fibre Co.                                   15,500                112
* Gen-Probe Inc.                                        4,700                112
* WCI Communities, Inc.                                10,950                112
* Cross Country, Inc.                                   8,000                112
* Palm, Inc.                                            7,095                111
* William Lyon Homes, Inc.                              5,100                111
* Hawthorne Financial Corp.                             3,900                111
* Rogers Corp.                                          5,000                111
* Trimble Navigation Ltd.                               8,900                111
  Omega Financial Corp.                                 3,100                111
* Southwestern Energy Co.                               9,700                111
* Hewitt Associates, Inc.                               3,500                111
* W-H Energy Services, Inc.                             7,600                111
* NCO Group, Inc.                                       6,950                111
* Electronics Boutique Holdings Corp.                   7,000                111
* Intermagnetics General Corp.                          5,632                111
* Zoll Medical Corp.                                    3,100                111
  Quanex Corp.                                          3,300                111
* Atrix Laboratories, Inc.                              7,200                110
* Advent Software, Inc.                                 8,100                110
  United Fire & Casualty Co.                            3,300                110
* Wynn Resorts Ltd.                                     8,400                110
  Peoples Holding Co.                                   2,700                110
  Hancock Fabrics, Inc.                                 7,200                110
* Audiovox Corp.                                       10,600                110
  Blair Corp.                                           4,700                110
  Gold Banc Corp., Inc.                                11,000                109
* TETRA Technologies, Inc.                              5,100                109
* NYMAGIC, Inc.                                         5,600                109
  Lance, Inc.                                           9,200                109
* PICO Holdings, Inc.                                   8,102                109
  WSFS Financial Corp.                                  3,300                109
  National Penn Bancshares Inc.                         4,095                109
* Boston Beer Co., Inc. Class A                         7,600                109
* Checkpoint Systems, Inc.                             10,500                109
* eResearch Technology, Inc.                            6,450                108
* American Management
    Systems, Inc.                                       9,000                108
  Blockbuster Inc. Class A                              8,800                108
* Group 1 Software, Inc.                                9,000                108
* CV Therapeutics, Inc.                                 5,900                107
* bebe stores, inc                                      8,000                107
* Ocular Sciences, Inc.                                 6,900                107
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* ANSYS, Inc.                                           5,300                107
  Mid Atlantic Realty Trust REIT                        6,150                107
  U.S.B. Holding Co., Inc.                              6,045                107
* DuPont Photomasks, Inc.                               4,600                107
  Kramont Realty Trust REIT                             7,300                107
* Tyler Technologies, Inc.                             25,600                107
* Global Industries Ltd.                               25,600                107
* Scientific Games Corp.                               14,700                107
* Thomas Nelson, Inc.                                  10,650                107
* VCA Antech, Inc.                                      7,100                107
  Prosperity Bancshares, Inc.                           5,600                106
  Unizan Financial Corp.                                5,385                106
* i2 Technologies, Inc.                                92,340                106
* Insurance Auto Auctions, Inc.                         6,400                106
  Lindsay Manufacturing Co.                             4,950                106
* Energy Partners, Ltd.                                 9,900                106
* Immucor Inc.                                          5,231                106
* Stoneridge, Inc.                                      8,900                106
  M/I Schottenstein Homes, Inc.                         3,800                106
* IDT Corp. Class B                                     6,800                105
* Molecular Devices Corp.                               6,400                105
  Southwest Bancorp, Inc.                               4,050                105
  First Source Corp.                                    6,281                105
* Continental Airlines, Inc. Class B                   14,500                105
  Action Performance Cos., Inc.                         5,532                105
* Gartner, Inc. Class A                                11,400                105
  Ameron International Corp.                            1,900                105
* Helen of Troy Ltd.                                    9,000                105
  Argonaut Group, Inc.                                  7,100                105
* El Paso Electric Co.                                  9,500                105
* Prime Hospitality Corp.                              12,800                104
  Phillips-Van Heusen Corp.                             9,000                104
  Investors Real Estate Trust REIT                     10,400                104
  GenCorp, Inc.                                        13,100                104
* The Topps Co., Inc.                                  11,900                104
* Avatar Holding, Inc.                                  4,500                104
* Handleman Co.                                         9,000                104
* Silicon Image, Inc.                                  17,200                103
* Isis Pharmaceuticals, Inc.                           15,600                103
  Oxford Industries, Inc.                               4,000                103
  Bryn Mawr Bank Corp.                                  2,800                103
* CompuCredit Corp.                                    14,500                103
  Standard Commercial Tobacco Co.                       5,663                103
* Protection One, Inc.                                 51,200                102
  RFS Hotel Investors, Inc. REIT                        9,400                102
* Bruker Daltonics, Inc.                               20,980                102
* Informatica Corp.                                    17,700                102
  Main Street Banks, Inc.                               5,300                102
  Advanced Marketing Services                           6,900                101
  Dimon Inc.                                           16,900                101
* Neoforma, Inc.                                        8,470                101
  Crown American Realty Trust REIT                     11,000                101
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Bone Care International, Inc.                        10,400                101
* Alliance Data Systems Corp.                           5,700                101
* Navigators Group, Inc.                                4,400                101
* Volt Information Sciences Inc.                        5,900                101
* Strattec Security Corp.                               2,100                101
  German American Bancorp                               6,468                101
  World Fuel Services Corp.                             4,900                100
* Verity, Inc.                                          7,500                100
  BCSB Bankcorp, Inc.                                   7,300                100
* PTEK Holdings, Inc.                                  22,800                100
* Altiris, Inc.                                         6,300                100
  Dynegy, Inc.                                         84,864                100
* GrafTech International Ltd.                          16,800                100
* Hologic, Inc.                                         8,200                100
  Cascade Bancorp                                       7,236                100
* Secure Computing Corp.                               15,600                100
* The Dress Barn, Inc.                                  7,500                100
* Credit Acceptance Corp.                              15,600                100
* Comstock Resources, Inc.                             10,700                 99
  JLG Industries, Inc.                                 13,200                 99
* UnitedGlobalCom Inc. Class A                         41,400                 99
* 4Kids Entertainment Inc.                              4,500                 99
  Columbia Bancorp                                      4,500                 99
* Alkermes, Inc.                                       15,800                 99
  The Stride Rite Corp.                                13,800                 99
  United Mobile Homes, Inc. REIT                        7,300                 99
* Sola International Inc.                               7,600                 99
* Mothers Work, Inc.                                    2,800                 99
* Exelixis, Inc.                                       12,330                 99
* Caraustar Industries, Inc.                           10,400                 99
  First Indiana Corp.                                   5,322                 99
* SPS Technologies, Inc.                                4,148                 99
* Vitesse Semiconductor Corp.                          45,000                 98
  CNA Surety Corp.                                     12,510                 98
* InterCept, Inc.                                       5,800                 98
  Innkeepers USA Trust REIT                            12,800                 98
  AMCOL International Corp.                            16,900                 98
  WD-40 Co.                                             3,700                 98
* Per-Se Technologies, Inc.                            10,884                 98
  McGrath Rent Corp.                                    4,200                 98
* j2 Global Communications, Inc.                        5,125                 98
* National Golf Properties, Inc. REIT                   8,300                 98
  Hugoton Royalty Trust                                 7,600                 97
  Fedders Corp.                                        34,390                 97
* General Communication, Inc.                          14,500                 97
* Quantum Corp.                                        36,400                 97
* Extreme Networks, Inc.                               29,700                 97
* Versicor, Inc.                                        9,000                 97
* SureBeam Corp.                                       24,003                 97
* Inhale Therapeutic Systems                           12,000                 97
* SOURCECORP, Inc.                                      5,200                 97
* Isle of Capri Casinos, Inc.                           7,300                 97
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Impath, Inc.                                          4,900                 97
* The Wet Seal, Inc. Class A                            8,975                 97
* eSPEED, Inc. Class A                                  5,700                 97
* Therasense, Inc.                                     11,550                 96
* American Pharmaceuticals
    Partners, Inc.                                      5,400                 96
* Zoran Corp.                                           6,800                 96
* NASSDA Corp.                                          8,500                 95
* Royal Appliance Manufacturing Co.                    13,114                 95
* Verisity Ltd.                                         5,000                 95
* Local Financial Corp.                                 6,500                 95
* Century Business Services, Inc.                      35,900                 95
  NUI Corp.                                             5,500                 95
  Pioneer Standard Electronics Inc.                    10,300                 95
* F5 Networks, Inc.                                     8,800                 95
* Gulfmark Offshore, Inc.                               6,400                 94
* AirTran Holdings, Inc.                               24,200                 94
* infoUSA Inc.                                         18,984                 94
* Power-One, Inc.                                      16,600                 94
* First Republic Bank                                   4,700                 94
* Kindred Healthcare, Inc.                              5,166                 94
* Trammell Crow Co.                                    10,400                 94
  Southern Peru Copper Corp.                            6,500                 94
  MCG Capital Corp.                                     8,700                 93
* Keynote Systems Inc.                                 12,100                 93
* Conexant Systems, Inc.                               58,014                 93
  Fleming Cos., Inc.                                   14,200                 93
* ICU Medical, Inc.                                     2,500                 93
* General Maritime Corp.                               12,500                 93
  Valmont Industries, Inc.                              4,800                 93
* Kyphon Inc.                                          10,900                 93
  Advanta Corp. Class A                                10,363                 93
* Petroleum Helicopters, Inc.                           3,100                 93
* Right Management Consultants, Inc.                    7,013                 93
  Commonwealth Bancorp                                  2,000                 93
  Connecticut Water Services, Inc.                      3,675                 93
* United Surgical Partners
    International, Inc.                                 5,925                 93
* Veeco Instruments, Inc.                               8,000                 92
* Heidrick & Struggles
    International, Inc.                                 6,300                 92
* Orbital Sciences Corp.                               21,900                 92
  Merchants Bancshares, Inc.                            4,100                 92
  LTC Properties, Inc. REIT                            13,700                 92
  Seacoast Financial Services Corp.                     4,600                 92
* Lifeline Systems, Inc.                                4,100                 92
* The Great Atlantic &
    Pacific Tea Co., Inc.                              11,400                 92
  Entertainment Properties Trust REIT                   3,900                 92
* Brooks-PRI Automation, Inc.                           7,992                 92
* Insight Enterprises, Inc.                            11,000                 91
* Silicon Storage Technology, Inc.                     22,600                 91
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
  Correctional Properties Trust REIT                    4,200                 91
* Intertrust Technologies Corp.                        21,500                 91
* Agile Software Corp.                                 11,750                 91
  Heritage Financial Corp.                              5,100                 91
* Petrocorp, Inc.                                       8,822                 90
  Rock-Tenn Co.                                         6,700                 90
* AAON, Inc.                                            4,900                 90
* Incyte Genomics, Inc.                                19,800                 90
* Rudolph Technologies, Inc.                            4,700                 90
* Newpark Resources, Inc.                              20,700                 90
* Integrated Defense Technology, Inc.                   6,200                 90
* Aeropostale, Inc.                                     8,500                 90
* United Auto Group, Inc.                               7,200                 90
  Covest Bankshares, Inc.                               3,200                 90
* Dendrite International, Inc.                         12,000                 90
* Urban Outfitters, Inc.                                3,800                 90
* Systems & Computer
    Technology Corp.                                   10,400                 89
* Triumph Group, Inc.                                   2,800                 89
* Syms Corp.                                           12,600                 89
  Gorman-Rupp Co.                                       3,800                 89
* Centennial Communications Corp.
    Class A                                            34,100                 89
* K2 Inc.                                               9,464                 89
* Pericom Semiconductor Corp.                          10,700                 89
  First Community Bancorp                               2,700                 89
* Cubist Pharmaceuticals, Inc.                         10,800                 89
  BSB Bancorp, Inc.                                     4,237                 89
* Edgewater Technology, Inc.                           18,801                 89
  Helix Technology Corp.                                7,900                 88
  Movado Group, Inc.                                    4,700                 88
  PolyOne Corp.                                        22,500                 88
  Middlesex Water Co.                                   4,200                 88
* MRO Software Inc.                                     7,250                 88
* McDermott International, Inc.                        20,100                 88
* eFunds Corp.                                          9,661                 88
* PAREXEL International Corp.                           8,000                 88
* Specialty Laboratories, Inc.                          9,100                 88
  Washington Trust Bancorp, Inc.                        4,500                 88
  West Coast Bancorp                                    5,800                 88
* Mobile Mini, Inc.                                     5,600                 88
* Kensey Nash Corp.                                     4,800                 88
  CB Bancshares Inc. (HI)                               2,062                 88
  Tremont Corp.                                         2,942                 88
  Spartan Motors, Inc.                                  7,700                 88
  CTS Corp.                                            11,300                 88
* Powerwave Technologies, Inc.                         16,200                 87
* Pharmacopeia, Inc.                                    9,800                 87
  PMA Capital Corp. Class A                             6,100                 87
* Forrester Research, Inc.                              5,600                 87
* Magma Design Automation, Inc.                         9,100                 87
  First South Bancorp, Inc.                             2,450                 87
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Tanox, Inc.                                           9,624                 87
* Gartner, Inc. Class B                                 9,200                 87
* Novoste Corp.                                        12,000                 87
* Unifi, Inc.                                          16,500                 87
  Gentiva Health Services, Inc.                         9,831                 87
  MeriStar Hospitality Corp. REIT                      13,120                 87
* Identix, Inc.                                        16,800                 87
  LSI Industries Inc.                                   6,246                 87
  Presidential Life Corp.                               8,700                 86
* Learning Tree International, Inc.                     6,300                 86
* Transkaryotic Therapies, Inc.                         8,700                 86
  Solutia, Inc.                                        23,700                 86
* Inet Technologies, Inc.                              14,100                 86
  Thomas Industries, Inc.                               3,300                 86
  Carpenter Technology Corp.                            6,900                 86
* Wabash National Corp.                                10,250                 86
  SJW Corp.                                             1,100                 86
  Quaker Chemical Corp.                                 3,700                 86
* Florida Banks, Inc.                                   9,800                 86
  Equity Inns, Inc. REIT                               14,200                 85
* Labor Ready, Inc.                                    13,300                 85
* Virage Logic Corp.                                    8,500                 85
  National Presto Industries, Inc.                      2,900                 85
* CCC Information Services Group                        4,800                 85
* Charter Communications, Inc.                         72,165                 85
* Swift Energy Co.                                      8,800                 85
* Nashua Corp.                                          9,686                 85
* Regeneration Technologies, Inc.                       8,400                 85
* Steven Madden, Ltd.                                   4,700                 85
* Viacom Inc. Class A                                   2,080                 85
* Medical Staffing Network
    Holdings, Inc.                                      5,300                 85
  Bedford Property Investors,
    Inc. REIT                                           3,300                 85
  North Valley Bancorp                                  4,700                 85
* Rentrak Corp.                                        15,700                 85
* Esperion Therapeutics, Inc.                          11,900                 85
  Fisher Communications, Inc.                           1,600                 84
  Midwest Banc Holdings, Inc.                           4,450                 84
  Lexington Corporate Properties
    Trust REIT                                          5,300                 84
  Apogee Enterprises, Inc.                              9,400                 84
* ProBusiness Services, Inc.                            8,400                 84
* URS Corp.                                             5,900                 84
* Hanmi Financial Corp.                                 5,000                 84
* Information Holdings Inc.                             5,400                 84
* Resources Connection, Inc.                            3,600                 84
* OraSure Technologies, Inc.                           15,300                 83
* Openwave Systems Inc.                                41,678                 83
  Bank Mutual Corp.                                     3,600                 83
* webMethods, Inc.                                     10,129                 83
  MutualFirst Financial Inc.                            4,213                 83
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Priceline.com Inc.                                   52,000                 83
* Mykrolis Corp.                                       11,397                 83
* Plains Resources Inc.                                 7,017                 83
  Farmers Capital Bank Corp.                            2,500                 83
* Digital Insight Corp.                                 9,560                 83
  Bassett Furniture Industries, Inc.                    5,800                 83
* Gene Logic Inc.                                      13,200                 83
* Material Sciences Corp.                               6,400                 83
  CIRCOR International, Inc.                            5,200                 83
  Fidelity Bancorp, Inc.                                2,750                 83
* J. Jill Group, Inc.                                   5,900                 82
* Salem Communications Corp.                            3,300                 82
  MTS Systems Corp.                                     8,220                 82
* Kopin Corp.                                          21,000                 82
* Ulticom, Inc.                                        10,968                 82
* Remec, Inc.                                          21,150                 82
* Manufacturers' Services Ltd.                         14,800                 82
* The Sports Authority, Inc.                           11,700                 82
* Plexus Corp.                                          9,320                 82
* Indevus Pharmaceuticals, Inc.                        38,200                 82
* Ultratech Stepper, Inc.                               8,300                 82
  Myers Industries, Inc.                                7,628                 82
* Cepheid, Inc.                                        16,000                 82
* Kadant Inc.                                           5,410                 81
  Williams Energy Partners LP                           2,500                 81
* Jos. A. Bank Clothiers, Inc.                          3,800                 81
* The Children's Place
    Retail Stores, Inc.                                 7,600                 81
  Great Southern Bancorp, Inc.                          2,200                 81
* XOMA Ltd.                                            19,100                 81
* Coldwater Creek Inc.                                  4,200                 81
* Movie Gallery, Inc.                                   6,200                 81
* FuelCell Energy, Inc.                                12,300                 81
* Stein Mart, Inc.                                     13,200                 81
* Myriad Genetics, Inc.                                 5,500                 80
* FreeMarkets, Inc.                                    12,458                 80
* Western Wireless Corp. Class A                       15,100                 80
  Summit Bancshares, Inc.                               4,100                 80
  First Bancorp (NC)                                    3,400                 80
* CIMA Labs Inc.                                        3,300                 80
* Tularik, Inc.                                        10,700                 80
* Perry Ellis International Corp.                       4,950                 80
* Criimi Mae, Inc. REIT                                 7,820                 80
  Pulaski Financial Corp.                               3,700                 79
* Telik, Inc.                                           6,800                 79
* Casella Waste Systems, Inc.                           8,900                 79
* Alexion Pharmaceuticals, Inc.                         5,600                 79
  TF Financial Corp.                                    3,200                 79
  Ampco-Pittsburgh Corp.                                6,500                 79
* American Physicians Capital, Inc.                     4,200                 79
* Medarex, Inc.                                        20,000                 79
* Impax Laboratories, Inc.                             19,700                 79
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Wackenhut Corrections Corp.                           7,100                 79
* A.C. Moore Arts & Crafts, Inc.                        6,200                 79
  FNB Financial Services Corp.                          4,600                 79
* Asyst Technologies, Inc.                             10,712                 79
  Pilgrim's Pride Corp.                                 9,600                 79
* Aviall Inc.                                           9,775                 79
* Eclipsys Corp.                                       14,700                 79
* Quality Systems, Inc.                                 3,900                 78
* Immunomedics Inc.                                    16,900                 78
* EMS Technologies, Inc.                                5,000                 78
* CKE Restaurants Inc.                                 18,151                 78
  Aquila, Inc.                                         44,018                 78
* CNET Networks, Inc.                                  28,731                 78
* Racing Champions ERTL Corp.                           5,700                 78
  RAIT Investment Trust REIT                            3,600                 78
* The Advisory Board Co.                                2,600                 78
* Spherion Corp.                                       11,600                 78
* Digital River, Inc.                                   6,500                 78
* Trex Co., Inc.                                        2,200                 78
  Coastal Bancorp, Inc.                                 2,400                 78
* Curative Health Services Inc.                         4,500                 78
* Radiant Systems, Inc.                                 8,050                 78
* Atlanta Sosnoff Capital Corp.                         6,400                 77
* Friendly Ice Cream Corp.                             13,400                 77
  Consolidated-Tomoka Land Co.                          4,000                 77
* Cable Design Technologies Corp.                      13,050                 77
  Dover Downs Gaming &
    Entertainment, Inc.                                 8,470                 77
  Flushing Financial Corp.                              4,700                 77
  Second Bancorp, Inc.                                  2,900                 77
* Advanced Medical Optics, Inc.                         6,411                 77
* Rainbow Technologies, Inc.                           10,700                 77
* Noven Pharmaceuticals, Inc.                           8,300                 77
* Wesco International, Inc.                            13,950                 77
  Aaron Rents, Inc. Class B                             3,500                 77
* Mapics Inc.                                          11,000                 76
* Energy Conversion Devices, Inc.                       7,800                 76
* Gulf Island Fabrication, Inc.                         4,700                 76
* Shoe Carnival, Inc.                                   5,450                 76
  ANFI Inc.                                             5,175                 76
* Capital Trust Class A                                14,400                 76
* Transaction Systems Architects, Inc.                 11,700                 76
  Sanders Morris Harris Group Inc.                      8,700                 76
* Headwaters Inc.                                       4,900                 76
* RailAmerica, Inc.                                    10,596                 76
* Chalone Wine Group Ltd.                               9,210                 76
  Mid-America Apartment
    Communities, Inc. REIT                              3,100                 76
  CFS Bancorp, Inc.                                     5,300                 76
* Navigant International, Inc.                          6,144                 76
  HMN Financial, Inc.                                   4,500                 76
  Bridge View Bancorp                                   3,675                 76
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* Aerosonic Corp.                                       3,900                 76
* XM Satellite Radio Holdings, Inc.                    28,100                 76
* Alloy, Inc.                                           6,900                 76
* Beverly Enterprises, Inc.                            26,500                 76
* Nuevo Energy Co.                                      6,800                 75
  Glacier Bancorp, Inc.                                 3,200                 75
* Cerus Corp.                                           3,500                 75
  Deb Shops, Inc.                                       3,385                 75
* Rochester Medical Corp.                               8,600                 75
  Alico, Inc.                                           2,800                 74
  HF Financial Corp.                                    5,200                 74
* Omega Healthcare Investors,
    Inc. REIT                                          19,866                 74
* Arris Group Inc.                                     20,800                 74
* Pegasus Solutions Inc.                                7,400                 74
* IXYS Corp.                                           10,513                 74
* LTX Corp.                                            12,300                 74
* Beasley Broadcast Group, Inc.                         6,200                 74
* Norstan, Inc.                                        14,700                 74
* ViaSat, Inc.                                          6,400                 74
* Collins & Aikman Corp.                               16,540                 74
  First Essex Bancorp, Inc.                             2,200                 73
* Vicor Corp.                                           8,900                 73
* Stamps.com Inc.                                      15,700                 73
  Crawford & Co. Class B                               14,650                 73
* NetFlix.com, Inc.                                     6,650                 73
* SciClone Pharmaceuticals, Inc.                       23,000                 73
  Superior Uniform Group, Inc.                          5,900                 73
* Conceptus, Inc.                                       6,100                 73
* Playboy Enterprises, Inc. Class B                     7,200                 73
* Spanish Broadcasting System, Inc.                    10,100                 73
* Genesco, Inc.                                         3,900                 73
* Ciber, Inc.                                          14,100                 73
* Theragenics Corp.                                    18,016                 73
  Virco Manufacturing Corp.                             7,115                 73
  Atlantic Tele-Network, Inc.                           4,680                 73
  Winston Hotels, Inc. REIT                             9,300                 73
* Bel Fuse, Inc. Class A                                4,000                 72
* Goody's Family Clothing                              16,300                 72
  AMLI Residential Properties
    Trust REIT                                          3,400                 72
* E-LOAN, Inc.                                         39,100                 72
  Massbank Corp.                                        2,550                 72
* Parker Drilling Co.                                  32,500                 72
* Aspect Communications Corp.                          25,400                 72
* Stanley Furniture Co., Inc.                           3,100                 72
* Diversa Corp.                                         7,961                 72
  Seaboard Corp.                                          300                 72
* Buckeye Technology, Inc.                             11,700                 72
  Hopfed Bancorp, Inc.                                  5,400                 72
  Nu Skin Enterprises, Inc.                             6,000                 72
* First Horizon Pharmaceutical Corp.                    9,600                 72
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Global Imaging Systems, Inc.                          3,900                 72
* Genlyte Group, Inc.                                   2,300                 72
  Provident Financial Holdings, Inc.                    2,700                 71
* Lexicon Genetics Inc.                                15,100                 71
  Horizon Financial Corp.                               5,837                 71
* Young Broadcasting Inc.                               5,400                 71
  Allegiant Bancorp, Inc.                               3,900                 71
* Pegasystems Inc.                                     13,900                 71
* Department 56 Inc.                                    5,505                 71
* Liquidmetal Technologies                              6,900                 71
* Exult Inc.                                           22,300                 71
  Patriot Bank Corp.                                    4,600                 71
  Federal Agricultural Mortgage
    Corp. Class A                                       3,500                 71
  Instinet Group Inc.                                  16,700                 71
* SonoSite, Inc.                                        5,400                 71
* Pozen Inc.                                           13,700                 71
* Maxygen Inc.                                          9,244                 70
* Health Management Systems, Inc.                      19,553                 70
* RSA Security Inc.                                    11,750                 70
* Veritas DGC Inc.                                      8,900                 70
* Intuitive Surgical, Inc.                             11,400                 70
* Planar Systems, Inc.                                  3,400                 70
* The Neiman Marcus Group, Inc.
    Class B                                             2,561                 70
* American Medical Security
    Group, Inc.                                         5,000                 70
* ESS Technology, Inc.                                 11,100                 70
  CoBiz Inc.                                            4,700                 70
* Lancer Corp.                                          7,502                 70
  R & G Financial Corp. Class B                         3,000                 70
  Sizeler Property Investors, Inc. REIT                 7,500                 70
* Navigant Consulting, Inc.                            11,800                 70
* InFocus Corp.                                        11,300                 70
* FalconStor Software, Inc.                            17,940                 70
* WellChoice Inc.                                       2,900                 69
  South Jersey Industries, Inc.                         2,100                 69
* NeoPharm, Inc.                                        6,830                 69
* World Acceptance Corp.                                9,100                 69
  Green Mountain Power Corp.                            3,300                 69
* Allen Telecom Inc.                                    7,300                 69
  BNP Residential Properties,
    Inc. REIT                                           6,800                 69
* On Assignment, Inc.                                   8,100                 69
  UniFirst Corp.                                        3,400                 69
* Plains Exploration & Production Co.                   7,017                 68
* Alliance Imaging, Inc.                               12,900                 68
* QCF Bancorp, Inc.                                     2,200                 68
* Plug Power, Inc.                                     15,200                 68
* Enesco Group, Inc.                                    9,600                 68
* Wind River Systems Inc.                              16,552                 68
* Ameristar Casinos, Inc.                               4,800                 68
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Cell Therapeutics, Inc.                               9,300                 68
* Input/Output, Inc.                                   15,900                 68
* Penwest Pharmaceuticals Co.                           6,350                 67
* CMGI Inc.                                            68,597                 67
* Pixelworks, Inc.                                     11,600                 67
* Oregon Steel Mills, Inc.                             16,700                 67
* Wellsford Real Properties Inc.                        4,256                 67
* Zebra Technologies Corp. Class B                      1,170                 67
  Leeds Federal Bankshares Inc.                         2,100                 67
  Marine Products Corp.                                 6,800                 67
  Schnitzer Steel Industries, Inc.
    Class A                                             3,200                 67
* Stillwater Mining Co.                                12,500                 67
* Drexler Technology Corp.                              5,300                 67
  Paul Mueller Co.                                      2,200                 67
* Fairchild Corp.                                      13,441                 67
  Milacron Inc.                                        11,200                 67
  Chester Valley Bancorp                                2,940                 67
* Tower Automotive, Inc.                               14,800                 67
* Triangle Pharmaceuticals, Inc.                       11,200                 67
* NetRatings, Inc.                                      9,240                 67
* M&F Worldwide Corp.                                  12,300                 66
  L.S. Starrett Co. Class A                             4,000                 66
* ValueClick, Inc.                                     23,790                 66
  MFA Mortgage Investments,
    Inc. REIT                                           7,900                 66
  Century Bancorp, Inc. Class A                         2,500                 66
* Ligand Pharmaceuticals Inc. Class B                  12,300                 66
* ImmunoGen, Inc.                                      21,300                 66
* Todhunter International, Inc.                         6,700                 66
* Riverstone Networks, Inc.                            31,110                 66
* Kulicke & Soffa Industries, Inc.                     11,500                 66
* Vignette Corp.                                       53,595                 66
* Acmat Corp. Class A                                   7,000                 66
* Insignia Financial Group, Inc.                        9,066                 66
* Enterasys Networks, Inc.                             42,110                 66
* GameStop Corp.                                        6,700                 66
* Water Pik Technologies, Inc.                          8,889                 65
* Coeur D'Alene Mines Corp.                            34,000                 65
  McMoRan Exploration Co.                              12,797                 65
  Wainwright Bank & Trust Co.                           7,381                 65
* Anaren, Inc.                                          7,400                 65
  Timberline Software Corp.                            11,058                 65
* Cole National Corp. Class A                           5,700                 65
* Prima Energy Corp.                                    2,900                 65
* Computer Horizons Corp.                              19,800                 65
* S1 Corp.                                             14,496                 65
* AMC Entertainment, Inc.                               7,300                 65
* DOV Pharmaceutical, Inc.                              9,500                 65
* Micromuse Inc.                                       16,900                 65
* MTR Gaming Group Inc.                                 8,100                 64
* Triton PCS, Inc.                                     16,400                 64
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Infinity, Inc.                                        7,800                 64
* MatrixOne, Inc.                                      14,978                 64
* Dura Automotive Systems, Inc.                         6,393                 64
* TransMontaigne Inc.                                  13,800                 64
  Maine Public Service Co.                              2,000                 64
  Oneida Ltd.                                           5,800                 64
* Avigen, Inc.                                         11,200                 64
  Sterling Financial Corp.                              2,700                 64
* Regent Communications, Inc.                          10,800                 64
* Connetics Corp.                                       5,300                 64
* Guess ?, Inc.                                        15,200                 64
  Cornerstone Realty Income Trust,
    Inc. REIT                                           8,000                 64
* CardioDynamics International Corp.                   20,700                 64
* Todd Shipyards Corp.                                  4,865                 63
  Apex Mortgage Capital, Inc. REIT                      9,700                 63
* Bio-Technology General Corp.                         19,800                 63
  AAR Corp.                                            12,300                 63
* Kirkland's, Inc.                                      5,600                 63
  Calgon Carbon Corp.                                  12,800                 63
* La Jolla Pharmaceutical Co.                           9,700                 63
* Galyan's Trading Co.                                  6,300                 63
* Leapfrog Enterprises, Inc.                            2,500                 63
* ChipPAC, Inc.                                        17,700                 63
  Alamo Group, Inc.                                     5,100                 62
* Encore Wire Corp.                                     6,900                 62
* Talk America Holdings, Inc.                          11,149                 62
* Lydall, Inc.                                          5,500                 62
  LSB Corp.                                             5,100                 62
* Pinnacle Entertainment, Inc.                          9,000                 62
* Northwest Pipe Co.                                    3,600                 62
  Cadmus Communications                                 5,600                 62
* Cray Inc.                                             8,100                 62
* MedCath Corp.                                         6,200                 62
* E.piphany Inc.                                       14,850                 62
  Meridian Bioscience Inc.                              9,000                 62
* New Focus, Inc.                                      16,100                 62
* JDA Software Group, Inc.                              6,400                 62
* Columbia Banking System, Inc.                         4,890                 62
* Opsware, Inc.                                        34,800                 62
* Vivus, Inc.                                          16,500                 62
  Team Financial, Inc.                                  6,000                 62
* Transcontinental Realty Investors,
    Inc. REIT                                           3,485                 61
  Banc Corp.                                            7,900                 61
* Sierra Health Services, Inc.                          5,100                 61
  Florida East Coast Industries, Inc.
    Class B                                             2,772                 61
* MemberWorks, Inc.                                     3,400                 61
  Standard Motor Products, Inc.                         4,700                 61
* Spectranetics Corp.                                  24,900                 61
* Steak n Shake Co.                                     6,100                 61
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
  Cash America International Inc.                       6,400                 61
  X-Rite Inc.                                           8,700                 61
* Ocwen Financial Corp.                                21,700                 61
* Universal Display Corp.                               7,700                 61
  Associated Estates Realty
    Corp. REIT                                          9,000                 61
* Corixa Corp.                                          9,500                 61
* NS Group Inc.                                         9,300                 61
* Safeguard Scientifics, Inc.                          44,518                 61
* Serologicals Corp.                                    5,500                 61
* Gerber Scientific, Inc.                              14,900                 60
* Centene Corp.                                         1,800                 60
* General Binding Corp.                                 7,128                 60
* Monolithic System Technology, Inc.                    5,000                 60
* Daktronics, Inc.                                      4,500                 60
* Corvis Corp.                                         84,776                 60
* Stewart Information Services Corp.                    2,800                 60
* PC Connection, Inc.                                  11,800                 60
  Koss Corp.                                            3,200                 60
* Presstek, Inc.                                       12,931                 60
  Datascope Corp.                                       2,400                 60
* Charles River Associates Inc.                         4,200                 59
  American Home Mortgage
    Holdings, Inc.                                      5,400                 59
* Symmetricom Inc.                                     14,050                 59
* Layne Christensen Co.                                 7,200                 59
* Garden Fresh Restaurant Corp.                         5,900                 59
* Champion Enterprises, Inc.                           20,700                 59
* Alliance Semiconductor Corp.                         15,000                 59
* Inrange Technologies Corp.                           25,000                 59
  Ryerson Tull, Inc.                                    9,591                 59
  Banner Corp.                                          3,100                 58
* Digene Corp.                                          5,100                 58
* Universal Electronics, Inc.                           6,000                 58
* InKine Pharmaceutical Co., Inc.                      35,800                 58
* The TriZetto Group, Inc.                              9,500                 58
* Ace Cash Express, Inc.                                6,350                 58
  Oak Hill Financial, Inc.                              2,700                 58
* Asbury Automotive Group, Inc.                         6,900                 58
  Oil-Dri Corp. of America                              6,800                 58
* Consumer Portfolio Services, Inc.                    27,700                 58
* Embrex, Inc.                                          5,200                 58
* Interwoven, Inc.                                     22,200                 58
* Blount International, Inc.                           15,137                 58
* O'Charley's Inc.                                      2,800                 57
  Umpqua Holdings Corp.                                 3,140                 57
* Inverness Medical Innovations, Inc.                   4,340                 57
* Saga Communications, Inc.                             3,000                 57
* Applica Inc.                                         11,400                 57
* Interpore International                               8,900                 57
* InfoSpace, Inc.                                       6,723                 57
* National Dentex Corp.                                 2,900                 57
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Hartmarx Corp.                                       23,200                 57
* Closure Medical Corp.                                 5,400                 57
* Lightbridge, Inc.                                     9,200                 57
  Urstadt Biddle Properties
    Class A REIT                                        5,100                 57
  Dover Motorsports, Inc.                              12,100                 56
* Benihana Inc. Class A                                 4,165                 56
* SVB Financial Services                                3,465                 56
* Stratus Properties Inc.                               6,100                 56
* Silicon Graphics, Inc.                               49,604                 56
  Keystone Property Trust REIT                          3,300                 56
  Allen Organ Co.                                       1,400                 56
  Greater Community Bancorp                             3,495                 56
* Nabi Biopharmaceuticals                               9,000                 56
  Park Electrochemical Corp.                            2,900                 56
* Zomax Inc.                                           13,100                 56
* 1-800-FLOWERS.COM, Inc.                               8,900                 56
* First Consulting Group, Inc.                          9,655                 56
  Interface, Inc.                                      18,100                 56
* Interland Inc.                                       42,700                 56
* SangStat Medical Corp.                                4,900                 55
* Sapient Corp.                                        27,000                 55
* Skechers U.S.A., Inc.                                 6,500                 55
* ILEX Oncology, Inc.                                   7,800                 55
* Matria Healthcare, Inc.                               6,325                 55
  American Land Lease, Inc. REIT                        3,900                 55
  Investors Title Co.                                   2,400                 55
* Clayton Williams Energy, Inc.                         4,500                 55
* Comfort Systems USA, Inc.                            16,300                 55
* Merix Corp.                                           6,500                 55
  Sauer-Danfoss, Inc.                                   6,900                 55
* Computer Programs and
    Systems, Inc.                                       2,200                 54
* SoundView Technology Group, Inc.                     36,300                 54
* Tweeter Home Entertainment
    Group, Inc.                                         9,400                 54
* Neogen Corp.                                          3,700                 54
* Worldwide Restaurant
    Concepts Inc.                                      20,400                 54
  Codorus Valley Bancorp, Inc.                          3,537                 54
  Newmil Bancorp, Inc.                                  2,700                 54
  CPI Corp.                                             3,700                 54
* Cirrus Logic                                         18,600                 54
* America's Car-Mart, Inc.                              4,200                 54
* Trans World Entertainment Corp.                      14,750                 54
* US Physical Therapy, Inc.                             4,800                 54
  Greater Delaware Valley
    Savings Bank                                        2,275                 53
* SonicWALL, Inc.                                      14,700                 53
* TTM Technologies, Inc.                               16,100                 53
* Lifecore Biomedical Inc.                              6,200                 53
* VitalWorks Inc.                                      13,800                 53
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  California Independent Bancorp                        2,175                 53
* Aksys, Ltd.                                          10,000                 53
* MGI Pharma, Inc.                                      7,300                 53
* I-STAT Corp.                                         13,200                 53
* Dave & Busters, Inc.                                  6,077                 53
* Sonus Networks, Inc.                                 52,400                 52
* Quanta Services, Inc.                                14,950                 52
* Metro One Telecommunications, Inc.                    8,100                 52
  Community Banks, Inc.                                 1,885                 52
  Met-Pro Corp.                                         3,600                 52
* Medical Action Industries Inc.                        4,800                 52
* ON Semiconductor Corp.                               38,003                 52
* Spherix Inc.                                          6,900                 52
* TriPath Imaging, Inc.                                19,300                 52
* Administaff, Inc.                                     8,600                 52
* Autobytel Inc.                                       18,410                 52
* ArthroCare Corp.                                      5,200                 51
* Tenneco Automotive, Inc.                             12,660                 51
* Strategic Distribution, Inc.                          4,020                 51
* SPSS, Inc.                                            3,644                 51
* Korn/Ferry International                              6,800                 51
* Hexcel Corp.                                         16,900                 51
* CuraGen Corp.                                        10,900                 51
  Curtiss-Wright Corp. Class B                            811                 51
* Tollgrade Communications, Inc.                        4,300                 50
* NYFIX, Inc.                                          11,200                 50
* Multex.com Inc.                                      12,000                 50
* Unity Bancorp, Inc.                                   6,100                 50
* Prime Group Realty Trust REIT                        10,900                 50
* Arena Pharmaceuticals, Inc.                           7,708                 50
* PRAECIS Pharmaceuticals Inc.                         15,274                 50
  General Cable Corp.                                  13,050                 50
* Mesaba Holdings, Inc.                                 8,100                 50
* Price Legacy Corp. REIT                              17,700                 50
* QRS Corp.                                             7,500                 50
  Comm Bancorp, Inc.                                    1,400                 49
* USI Holdings Corp.                                    4,200                 49
* International Shipholding Corp.                       8,075                 49
* DutchFork Bancshares, Inc.                            1,800                 49
* Casual Male Retail Group, Inc.                       12,650                 49
* Zix Corp.                                            11,100                 49
* United PanAm Financial Corp.                          7,800                 49
* Ixia                                                 13,350                 49
* UTStarcom, Inc.                                       2,440                 48
* SeeBeyond Technology Corp.                           19,900                 48
  First Federal Bancshares of
    Arkansas, Inc.                                      1,900                 48
* Sykes Enterprises, Inc.                              14,700                 48
* Bally Total Fitness Holding Corp.                     6,800                 48
* SafeNet, Inc.                                         1,900                 48
  OM Group, Inc.                                        7,000                 48
* Datastream Systems, Inc.                              7,500                 48
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Penford Corp.                                         3,400                 48
  HEICO Corp.                                           4,500                 48
  First Midwest Financial, Inc.                         3,000                 48
* COMARCO, Inc.                                         5,500                 48
* Inktomi Corp.                                        29,700                 48
  Keithley Instruments Inc.                             3,800                 48
  Royal Gold, Inc.                                      1,900                 47
* First Mariner Bancorp, Inc.                           4,300                 47
* Chattem, Inc.                                         2,300                 47
* BayCorp Holdings, Ltd.                                3,200                 47
* Netscreen Technologies, Inc.                          2,800                 47
  Capital City Bank Group, Inc.                         1,200                 47
* FSI International, Inc.                              10,400                 47
* EPIQ Systems, Inc.                                    3,050                 47
* Concurrent Computer Corp.                            16,200                 47
* Midway Games Inc.                                    11,174                 47
* Phoenix Technologies Ltd.                             8,070                 47
  Vesta Insurance Group, Inc.                          16,900                 46
* PriceSmart, Inc.                                      2,000                 46
* Mesa Air Group Inc.                                  11,400                 46
* Griffin Land & Nurseries, Inc.                        3,200                 46
* Loral Space & Communications                        107,800                 46
* MSC.Software Corp.                                    6,000                 46
* Saxon Capital Inc.                                    3,700                 46
* Telular Corp.                                        12,375                 46
  Connecticut Bancshares, Inc.                          1,200                 46
* Docucorp International, Inc.                          6,961                 46
* Candela Corp.                                         7,650                 46
* American Independence Corp.                          16,900                 46
  BMC Industries, Inc.                                 29,237                 46
  Metris Cos., Inc.                                    18,577                 46
* Concord Communications, Inc.                          5,100                 46
* Traffix, Inc.                                        14,100                 46
* SONUS Pharmaceuticals, Inc.                          21,600                 46
* Carriage Services, Inc.                              11,500                 46
* Stratex Networks, Inc.                               20,700                 46
* Entrust, Inc.                                        13,600                 46
* Total Entertainment
    Restaurant Corp.                                    5,400                 46
* Maxxam Inc.                                           4,900                 46
  Bank of Granite Corp.                                 2,600                 46
* MRV Communications Inc.                              42,388                 45
  Partners Trust Financial
    Group, Inc.                                         2,800                 45
* PracticeWorks Inc.                                    5,700                 45
* Team, Inc.                                            5,800                 45
* Park-Ohio Holdings Corp.                             10,800                 45
* Concerto Software Inc.                                6,650                 45
* Mail-Well, Inc.                                      17,900                 45
* Computer Task Group, Inc.                            12,800                 45
* Metrologic Instruments, Inc.                          5,800                 45
* OneSource Information Services, Inc.                  5,800                 45
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* Pathmark Stores, Inc.                                 8,800                 45
* TiVo Inc.                                             8,500                 44
* OPNET Technologies, Inc.                              5,500                 44
* ESCO Technologies Inc.                                1,200                 44
* ParkerVision, Inc.                                    5,400                 44
* APAC Teleservices, Inc.                              18,800                 44
* QAD Inc.                                             12,900                 44
  Talx Corp.                                            3,400                 44
* Wireless Facilities, Inc.                             7,300                 44
* American Residential
    Investment Trust, Inc. REIT                        11,000                 44
* Footstar Inc.                                         6,284                 44
* Synalloy Corp.                                       10,400                 44
* Aspect Medical Systems, Inc.                         12,836                 44
* Nu Horizons Electronics Corp.                         7,522                 43
* Revlon, Inc. Class A                                 14,200                 43
* Finisar Corp.                                        45,600                 43
* Information Resources, Inc.                          27,006                 43
  Ziegler Cos., Inc.                                    3,000                 43
* PolyMedica Corp.                                      1,400                 43
* Omnova Solutions Inc.                                10,700                 43
  National Service Industries, Inc.                     6,003                 43
* BE Aerospace, Inc.                                   11,800                 43
* Covansys Corp.                                       11,400                 43
* U.S. Energy Corp.                                    13,900                 43
* Nastech Pharmaceutical Co., Inc.                      5,000                 43
* Oak Technology, Inc.                                 16,100                 43
* Trump Hotels & Casino Resorts, Inc.                  16,400                 43
* Ventiv Health, Inc.                                  21,306                 42
* Turnstone Systems, Inc.                              15,700                 42
  Resource America, Inc.                                4,700                 42
* Maxcor Financial Group Inc.                           6,500                 42
  D&E Communications, Inc.                              5,057                 42
* Kendle International Inc.                             4,800                 42
  Tecumseh Products Co. Class B                         1,000                 42
* American Healthways Inc.                              2,400                 42
  Jacksonville Bancorp, Inc.                            1,500                 42
* Celeritek, Inc.                                       6,300                 42
* Mechanical Technology Inc.                           25,000                 42
* Mastec Inc.                                          14,075                 42
* Manugistics Group, Inc.                              17,300                 42
* Synagro Technologies Inc.                            16,700                 42
* Raindance Communications, Inc.                       12,800                 41
* Horizon Offshore, Inc.                                8,300                 41
* MSCi, Inc.                                            8,700                 41
  Ameriserv Financial Inc.                             14,500                 41
  Reckson Associates Realty Corp.
    Class B REIT                                        1,840                 41
* Catalytica Energy Systems, Inc.                      14,926                 41
  Peapack Gladstone Financial Corp.                     1,200                 41
* Midas Inc.                                            6,383                 41
* Torch Offshore, Inc.                                  7,500                 41
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Daily Journal Corp.                                   1,700                 41
* Paragon Technologies, Inc.                            4,800                 41
* Expedia Inc.
    Warrants Exp. 2/4/2009                              1,135                 41
* Embarcadero Technologies, Inc.                        6,800                 41
* Valence Technology Inc.                              30,500                 41
* Integrated Silicon Solution, Inc.                     9,300                 41
* Retek Inc.                                           14,847                 40
* Checkers Drive-In Restaurants, Inc.                   6,450                 40
* Dick's Sporting Goods, Inc.                           2,100                 40
* Artisan Components, Inc.                              2,600                 40
* PC-Tel, Inc.                                          5,900                 40
* Artesyn Technologies, Inc.                           10,400                 40
* GP Strategies Corp.                                   7,900                 40
* Trover Solutions, Inc.                                7,300                 40
* Akamai Technologies, Inc.                            23,037                 40
* iGATE Corp.                                          15,200                 40
* Ag Services of America, Inc.                          5,500                 40
* WatchGuard Technologies, Inc.                         6,200                 40
* Magnatek, Inc.                                        8,900                 40
* DVI, Inc.                                             5,200                 39
* Packeteer, Inc.                                       5,700                 39
* Capital Title Group, Inc.                            15,300                 39
* Parallel Petroleum Corp.                             14,200                 39
* Aether Systems, Inc.                                 10,300                 39
  GBC Bancorp                                           2,000                 39
* RadiSys Corp.                                         4,850                 39
* World Wrestling Entertainment, Inc.                   4,800                 39
* Progenics Pharmaceuticals, Inc.                       5,800                 39
  First Union Real Estate REIT                         21,680                 39
* Foamex International, Inc.                           12,200                 39
  Arctic Cat, Inc.                                      2,400                 38
* Redback Networks Inc.                                45,600                 38
* Primus Telecommunications
    Group, Inc.                                        19,100                 38
* EZCORP, Inc.                                         11,400                 38
  HEICO Corp. Class A                                   4,609                 38
* Hall, Kinion & Associates, Inc.                       6,800                 38
  American Woodmark Corp.                                 800                 38
* DigitalThink, Inc.                                   21,700                 38
* KCS Energy, Inc.                                     22,200                 38
* Hector Communications Corp.                           3,000                 38
  Stifel Financial Corp.                                3,400                 38
* Sonic Innovations, Inc.                               9,900                 38
* Mobius Management Systems, Inc.                      15,600                 37
* SuperGen, Inc.                                       10,300                 37
* TheStreet.com, Inc.                                  12,750                 37
* Ribapharm Inc.                                        5,700                 37
* Medialink Worldwide, Inc.                            11,300                 37
* Net2Phone, Inc.                                       9,200                 37
* Microsemi Corp.                                       6,100                 37
* Technical Olympic USA, Inc.                           2,500                 37
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Applied Innovation Inc.                              12,200                 37
* SCS Transportation, Inc.                              3,700                 37
* Xanser Corp.                                         23,184                 37
* Microtune, Inc.                                      11,700                 37
* Correctional Services Corp.                          12,597                 37
* Terayon Communications
    Systems, Inc.                                      17,820                 37
* Digitas Inc.                                         10,556                 37
* Harmonic, Inc.                                       15,822                 36
* Luminex Corp.                                         8,848                 36
* Handspring, Inc.                                     38,200                 36
* eCollege.com Inc.                                    10,500                 36
* Kos Pharmaceuticals, Inc.                             1,900                 36
* DJ Orthopedics Inc.                                   9,600                 36
* Global Payment Tech Inc.                              6,500                 36
* Capital Pacific Holdings, Inc.                       11,100                 36
  ISCO, Inc.                                            4,500                 36
* ePlus Inc.                                            5,100                 36
* Titanium Metals Corp.                                18,800                 36
* U.S. Industries, Inc.                                13,590                 36
  Nash-Finch Co.                                        4,600                 36
  Medallion Financial Corp.                             9,100                 35
* Liberate Technologies, Inc.                          24,800                 35
* JNI Corp.                                            12,800                 35
* Crown Media Holdings, Inc.                           15,665                 35
* Alcide Corp.                                          2,400                 35
* Willis Lease Finance Corp.                            7,000                 35
* Glenayre Technologies, Inc.                          31,000                 35
* Value City Department Stores, Inc.                   19,300                 35
* Allied Holdings, Inc.                                10,800                 35
* Ampal-American Israel Corp.                          14,700                 35
* California Amplifier, Inc.                            7,000                 35
* Numerical Technologies, Inc.                         10,082                 35
  Donegal Group Inc.                                    3,100                 35
* Jupitermedia Corp.                                   14,000                 35
* Somera Communications, Inc.                          12,900                 35
* Lazare Kaplan International, Inc.                     6,400                 35
* Katy Industries, Inc.                                10,100                 35
* Technology Solutions Co.                             31,750                 35
* Microvision, Inc.                                     6,500                 35
* PDI, Inc.                                             3,200                 35
* Lakes Entertainment, Inc.                             6,362                 34
* ABIOMED, Inc.                                         9,400                 34
* Three-Five Systems, Inc.                              5,300                 34
* Dendreon Corp.                                        6,400                 34
* Integrated Telecom Express, Inc.                     21,340                 34
* Aphton Corp.                                          8,700                 34
* SeaChange International, Inc.                         5,500                 34
* Strategic Diagnostics Inc.                           10,200                 34
* The Good Guys, Inc.                                  18,200                 34
* Zoltek Cos., Inc.                                    15,300                 34
  Capital Bank Corp.                                    2,600                 34
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Micro Linear Corp.                                   10,500                 34
  Psychemedics Corp.                                    3,600                 34
* Oplink Communications, Inc.                          42,485                 34
* Aspen Technologies, Inc.                             11,800                 33
* Wiser Oil Co.                                         9,700                 33
* Avenue A, Inc.                                       11,500                 33
* Applied Imaging Corp.                                15,100                 33
* Huttig Building Products, Inc.                       11,622                 33
* LookSmart, Ltd.                                      13,300                 33
* Terra Industries, Inc.                               21,400                 33
* Transmeta Corp.                                      27,842                 33
* Martha Stewart Living
    Omnimedia, Inc.                                     3,300                 33
* PLATO Learning, Inc.                                  5,466                 32
* Lifeway Foods, Inc.                                   4,600                 32
  U.S. Restaurant Properties,
    Inc. REIT                                           2,300                 32
* Durect Corp.                                         16,000                 32
* Zygo Corp.                                            4,600                 32
* CryoLife Inc.                                         4,700                 32
* Xicor, Inc.                                           8,600                 32
* Forgent Networks, Inc.                               19,200                 32
* Rainbow Rentals, Inc.                                 6,100                 32
* MicroStrategy Inc.                                    2,101                 32
* Netegrity, Inc.                                       9,750                 32
* Ceres Group, Inc.                                    16,500                 32
* Drugstore.com, Inc.                                  13,200                 32
* Cone Mills Corp.                                     18,400                 32
  Amerivest Properties, Inc.                            5,100                 32
  Bedford Bancshares, Inc.                              2,000                 32
* RMH Teleservices, Inc.                                3,000                 32
* Amerco, Inc.                                          7,100                 31
* SITEL Corp.                                          26,100                 31
* Republic First Bancorp, Inc.                          4,800                 31
* Franklin Electronic Publishers, Inc.                 20,000                 31
* America West Holdings Corp.
    Class B                                            17,200                 31
* Dynamics Research Corp.                               2,200                 31
  Pennrock Financial Services Corp.                     1,100                 31
* Collagenex Pharmaceuticals, Inc.                      3,200                 30
* Air Methods Corp.                                     5,300                 30
* SpectraLink Corp.                                     4,200                 30
  State Financial Services Corp.
    Class A                                             1,800                 30
* Systemax Inc.                                        19,400                 30
* LodgeNet Entertainment Corp.                          2,800                 30
  Ameriana Bancorp                                      2,600                 30
* Advanced Magnetics, Inc.                              7,100                 30
* Allied Healthcare International Inc.                  6,774                 30
* Latitude Communications, Inc.                        19,400                 30
* Signal Technology Corp.                               2,747                 30
* Sipex Corp.                                           8,000                 30
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* Impco Technologies Inc.                               6,300                 30
  Energy West Inc.                                      4,000                 29
* ATP Oil & Gas Corp.                                   7,200                 29
* ePresence, Inc.                                      15,100                 29
* hi/fn, inc                                            5,067                 29
* Maxim Pharmaceuticals, Inc.                          10,100                 29
* Buca, Inc.                                            3,500                 29
* Genus, Inc.                                          12,700                 29
  Tech/Ops Sevcon, Inc.                                 5,700                 29
  Landmark Bancorp Inc.                                 1,223                 29
* Inspire Pharmaceuticals, Inc.                         3,100                 29
* GSI Commerce, Inc.                                    7,927                 29
* SCM Microsystems, Inc.                                6,800                 29
* C-COR Electronics, Inc.                               8,700                 29
* Webco Industries, Inc.                                8,300                 29
* Luby's, Inc.                                          9,900                 29
* Cavalier Homes, Inc.                                 14,840                 29
* Portal Software, Inc.                                35,600                 29
* Answerthink Consulting Group, Inc.                   11,500                 29
* Navarre Corp.                                        14,300                 29
* Royale Energy, Inc.                                   5,645                 29
* Genzyme Molecular Oncology                           16,321                 29
* Ramtron International Corp.                          10,160                 28
  Foothill Independent Bancorp                          1,488                 28
* aaiPharma Inc.                                        2,000                 28
* Juno Lighting, Inc.                                   2,893                 28
  Lillian Vernon Corp.                                  6,800                 28
* Daisytek International Corp.                          3,500                 28
* The Exploration Co. of Delaware                       9,300                 28
* Roxio, Inc.                                           5,796                 28
  CompX International Inc.                              3,300                 28
  NASB Financial Inc.                                   1,200                 28
* Witness Systems, Inc.                                 8,000                 28
  Stepan Co.                                            1,100                 28
* Quovadx, Inc.                                        11,362                 27
* Tradestation Group Inc.                              19,060                 27
* Vyyo Inc.                                            10,800                 27
* Proxim Corp. Class A                                 31,512                 27
* Scherer Healthcare Inc.                               3,200                 27
  Commonwealth Industries Inc.                          4,000                 27
  Union Bankshares Corp.                                1,000                 27
* Online Resources Corp.                                9,700                 27
* The Penn Traffic Co.                                  7,762                 27
* Rock of Ages Corp.                                    4,800                 27
* Global Power Equipment Group Inc.                     5,500                 27
* Candie's, Inc.                                       24,600                 27
* W.R. Grace & Co.                                     13,700                 27
* A.M. Castle & Co.                                     5,900                 27
* Switchboard Inc.                                      8,964                 27
* Neurogen Corp.                                        7,380                 27
* ACTV, Inc.                                           38,100                 27
* FARO Technologies, Inc.                              14,100                 27
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Collins Industries, Inc.                              7,100                 27
* Wave Systems Corp.                                   19,900                 26
* Osteotech, Inc.                                       4,100                 26
  SNB Bancshares, Inc.                                  1,100                 26
* E-Z-EM, Inc.                                          3,000                 26
* SRI/Surgical Express, Inc.                            4,600                 26
* Integral Systems, Inc.                                1,300                 26
* Capstone Turbine Corp.                               28,876                 26
* Bottomline Technologies, Inc.                         4,300                 26
* Interstate Hotels & Resorts, Inc.                     5,382                 26
* Workflow Management, Inc.                            12,109                 26
* ITXC Corp.                                           11,100                 26
* Equitable Bank                                          700                 25
* SM&A Corp.                                            6,900                 25
* Aurora Foods Inc.                                    32,600                 25
* Integrated Electrical Services, Inc.                  6,600                 25
* SpeechWorks International Inc.                        9,140                 25
* I.D. Systems, Inc.                                    5,800                 25
* Rubio's Restaurants, Inc.                             4,100                 25
* Pinnacor Inc.                                        20,800                 25
  Gray Television, Inc.                                 2,600                 25
* Clarus Corp.                                          4,500                 25
* TransPro Inc.                                         4,500                 25
  Intermet Corp.                                        6,000                 25
* TippingPoint Technologies Inc.                        2,654                 25
* Mattson Technology, Inc.                              8,800                 25
* Giant Industries, Inc.                                8,500                 25
* Comshare Inc.                                        11,653                 25
  Gevity HR, Inc.                                       6,100                 25
* Quidel Corp.                                          7,100                 25
* Allscripts Healthcare Solutions, Inc.                10,300                 25
* Midwest Express Holdings, Inc.                        4,600                 25
* NMT Medial, Inc.                                      8,100                 25
* ILX Resorts Inc.                                      3,100                 24
* Bioject Medical Technologies Inc.                    12,500                 24
* Sanchez Computer Associates, Inc.                     8,462                 24
* Acacia Research-
    Acacia Technologies                                10,110                 24
* Colorado MEDtech, Inc.                               11,800                 24
* Foster Wheeler Ltd.                                  20,900                 24
* OAO Technology Solutions, Inc.                       15,061                 24
* Merge Technologies, Inc.                              3,500                 24
* Rocky Mountain Chocolate
    Factory, Inc.                                       2,957                 24
* FairMarket, Inc.                                     14,640                 24
* Acacia Research-CombiMatrix                           6,592                 24
  Newcastle Investment Corp. REIT                       1,500                 24
* Liquid Audio, Inc.                                    9,700                 24
* Biopure Corp.                                         6,400                 24
* BioSphere Medical Inc.                                3,600                 24
* Earthshell Corp.                                     40,900                 24
* TSR, Inc.                                             4,600                 24
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Diametrics Medical, Inc.                             14,300                 24
* Innotrac Corp.                                       10,500                 24
* InterVoice, Inc.                                     10,888                 24
* Proxymed Pharmacy, Inc.                               2,246                 23
* i3 Mobile, Inc.                                      17,340                 23
* Geron Corp.                                           6,500                 23
* Sunrise Telecom Inc.                                 13,100                 23
* BroadVision, Inc.                                     6,799                 23
* Bioreliance Corp.                                     1,000                 23
* Badger Paper Mills, Inc.                              3,200                 23
* Ciphergen Biosystems, Inc.                            6,698                 23
* Ditech Communications Corp.                          10,600                 23
* Proton Energy Systems, Inc.                           7,700                 23
* Actuate Software Corp.                               13,000                 23
* Kmart Corp.                                         115,000                 23
* Summa Industries                                      2,400                 23
* Cysive, Inc.                                          8,500                 23
* Novavax, Inc.                                         8,810                 23
* Illumina, Inc.                                        6,780                 23
  Webster City Federal Bancorp                          1,200                 23
* Big Dog Holdings, Inc.                                9,200                 23
* Carreker Corp.                                        5,000                 23
* Chordiant Software, Inc.                             15,700                 23
* Selectica, Inc.                                       8,300                 22
* Epicor Software Corp.                                17,874                 22
* Miller Industries, Inc.                               6,540                 22
  Burnham Pacific Properties,
    Inc. REIT                                          19,000                 22
* Harvard Bioscience, Inc.                              6,711                 22
* Gadzooks, Inc.                                        4,700                 22
* MarketWatch.com, Inc.                                 4,500                 22
* Vitria Technology, Inc.                              29,300                 22
* Rita Medical Systems, Inc.                            4,300                 22
* Ethyl Corp.                                           3,340                 22
* Dobson Communications Corp.                           9,800                 22
* 3 Dimensional Pharmaceuticals Inc.                    6,776                 22
* Avanex Corp.                                         20,584                 22
* EMCORE Corp.                                          9,800                 21
* iVillage Inc.                                        22,810                 21
* Time Warner Telecom Inc.                             10,100                 21
* Stellent Inc.                                         4,800                 21
  Bush Industries, Inc.                                 4,400                 21
* Conrad Industries, Inc.                               8,400                 21
* Syntroleum Corp.                                     12,200                 21
  Titan International, Inc.                            15,700                 21
* Greka Energy Corp.                                    5,320                 21
* The Smith & Wollensky
    Restaurant Group, Inc.                              6,000                 21
* Main Street & Main, Inc.                              9,900                 21
* Digital Generation Systems                           19,500                 21
  First Keystone Financial, Inc.                        1,300                 21
* PDF Solutions, Inc.                                   3,000                 21
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* PLX Technology, Inc.                                  5,300                 21
* Pharmacyclics, Inc.                                   5,800                 21
* Aclara Biosciences, Inc.                              9,820                 21
* Viewpoint Corp.                                      10,997                 21
* Internet Capital Group, Inc.                         57,000                 21
* Tellium, Inc.                                        32,050                 21
* AP Pharma Inc.                                       20,400                 20
* LCA-Vision Inc.                                       8,925                 20
* Toreador Resources Corp.                              8,100                 20
* BioLase Technology, Inc.                              3,700                 20
* DHB Industries, Inc.                                 12,200                 20
* NMS Communications Corp.                             10,400                 20
* Covista Communications, Inc.                          6,700                 20
* Westell Technologies, Inc.                           16,500                 20
* Cardima, Inc.                                        22,000                 20
* Reading International Inc. Class A                    5,100                 20
* Vical, Inc.                                           5,700                 20
* Art Technology Group, Inc.                           15,800                 20
* Troy Group, Inc.                                     12,600                 19
* Optical Communication
    Products, Inc.                                     18,000                 19
* MIPS Technologies, Inc.                               6,400                 19
* Third Wave Technologies                               7,200                 19
* US SEARCH.com Inc.                                   23,800                 19
* Double Eagle Petroleum Co.                            3,500                 19
* Cardinal Financial Corp.                              4,400                 19
* ManTech International Corp.                           1,000                 19
* Captiva Software Corp.                               11,900                 19
* TranSwitch Corp.                                     27,500                 19
* Kforce Inc.                                           4,489                 19
* HomeStore, Inc.                                      22,100                 19
* Factory 2-U Stores Inc.                               5,500                 19
* Mossimo, Inc.                                         3,400                 19
* Sangamo BioSciences, Inc.                             6,200                 19
* Corvas International, Inc.                           12,000                 19
* BindView Development Corp.                           12,800                 18
* Ask Jeeves, Inc.                                      7,200                 18
* Nuance Communications Inc.                            7,400                 18
* ANADIGICS, Inc.                                       7,100                 18
* MIPS Technologies, Inc. Class B                       6,346                 18
* DT Industries, Inc.                                   7,000                 18
* ViroPharma Inc.                                      12,500                 18
* iManage, Inc.                                         5,699                 18
* Next Level Communications, Inc.                      22,400                 18
* Resonate Inc.                                        10,230                 18
* Infogrames, Inc.                                     10,220                 18
* ONYX Software Corp.                                  11,600                 18
* Acclaim Entertainment Inc.                           27,191                 18
* LMI Aerospace, Inc.                                   8,300                 18
* Compex Technologies Inc.                              4,880                 18
* Numerex Corp.                                         7,100                 18
* Callon Petroleum Co.                                  5,300                 18
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* Belmont Bancorp                                       3,900                 18
* Inforte Corp.                                         2,284                 18
* Matritech Inc.                                        8,500                 18
* Net Perceptions, Inc.                                12,800                 18
* Applied Molecular Evolution, Inc.                     8,600                 18
* RCN Corp.                                            32,800                 17
* WJ Communications, Inc.                              18,200                 17
* Sequenom, Inc.                                        9,620                 17
* Extensity, Inc.                                       9,920                 17
* Danielson Holdings Corp.                             12,320                 17
* Nutrition 21 Inc.                                    26,700                 17
* Res-Care, Inc.                                        4,700                 17
* Merry Land Properties, Inc. REIT                      1,942                 17
* Edison Schools Inc.                                  10,400                 17
* Active Power, Inc.                                    9,446                 17
* Centillium Communications, Inc.                       7,420                 17
* Caliper Technologies Corp.                            5,580                 17
* UAL Corp.                                            11,700                 17
* Red Robin Gourmet Burgers                             1,300                 17
* DiamondCluster International, Inc.                    5,271                 17
* Cellstar Corp.                                        2,900                 17
* Redhook Ale Brewery, Inc.                             8,000                 16
* Superior Consultant Holdings Corp.                    6,200                 16
* H Power Corp.                                         4,219                 16
* RWD Technologies, Inc.                               10,400                 16
* Allegiance Telecom, Inc.                             24,000                 16
* Argonaut Technologies Inc.                           16,400                 16
* Sirenza Microdevices, Inc.                            8,900                 16
* SIGA Technologies, Inc.                              11,200                 16
* Emisphere Technologies, Inc.                          4,600                 16
* SimpleTech, Inc.                                      5,300                 16
* Digi International, Inc.                              5,500                 16
* Amcast Industrial Corp.                               9,404                 16
* Nanogen, Inc.                                        10,300                 16
* Digital Impact, Inc.                                  8,400                 16
* Plumtree Software, Inc.                               5,900                 16
* Century Casinos, Inc.                                 7,400                 16
* Commerce One, Inc.                                    5,788                 16
* Electric Fuel Corp.                                  24,500                 16
* Paradyne Networks, Inc.                              12,200                 16
* American Power Technology, Inc.                       4,800                 16
* MedSource Technologies, Inc.                          2,400                 16
* Touch America Holdings, Inc.                         39,600                 15
* Orapharma Inc.                                        2,100                 15
* Aware, Inc.                                           7,000                 15
* Optika Inc.                                          14,600                 15
* Netro Corp.                                           5,546                 15
* Clearone Communications Inc.                          3,400                 15
* NIC Inc.                                             10,500                 15
* Darling International, Inc.                           8,400                 15
* BTU International, Inc.                               7,100                 15
* V.I. Technologies, Inc.                              14,700                 15
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Diacrin, Inc.                                        13,600                 15
* 3D Systems Corp.                                      1,900                 15
* Quantum Fuel Systems
    Technologies Worldwide, Inc.                        6,300                 15
* Pegasus Communications Corp.
    Class A                                            11,300                 15
* Click Commerce, Inc.                                  7,320                 15
* Cosine Communications, Inc.                           2,446                 15
* JAKKS Pacific, Inc.                                   1,094                 15
* Texas Biotechnology Corp.                            10,500                 15
* Alamosa Holdings, Inc.                               28,152                 15
* LCC International, Inc. Class A                       7,500                 15
* Oxigene, Inc.                                        13,800                 14
* barnesandnoble.com inc                               12,600                 14
* Interlink Electronics Inc.                            3,700                 14
* Sirius Satellite Radio, Inc.                         22,400                 14
* Humphrey Hospitality Trust,
    Inc. REIT                                           7,300                 14
* Lipid Sciences, Inc.                                 11,577                 14
  BancFirst Corp.                                         300                 14
* Management Network Group Inc.                         9,400                 14
* Genome Therapeutics Corp.                             9,090                 14
* Bluegreen Corp.                                       4,000                 14
* VIA NET.WORKS, Inc.                                  20,572                 14
* IDT Corp.                                               800                 14
* Intelidata Technologies Corp.                        15,300                 14
* Alteon, Inc.                                          6,700                 14
* The Meridian Resource Corp.                          15,200                 14
* Track Data Corp.                                     27,100                 14
* Applix, Inc.                                         12,500                 14
* Crossroads Systems, Inc.                             14,500                 13
* NaPro BioTherapeutics, Inc.                          19,800                 13
* Hypercom Corp.                                        3,600                 13
* Extended Systems Inc.                                 7,100                 13
* Variagenics, Inc.                                     9,700                 13
  Capitol Bancorp Ltd.                                    569                 13
* Atlas Air Worldwide Holdings, Inc.                    8,700                 13
* Virologic, Inc.                                       9,800                 13
* BSQUARE Corp.                                        10,300                 13
* Versar Inc.                                           7,000                 13
* Taser International Inc.                              3,200                 13
* Analysts International Corp.                          6,500                 13
* SBS Technologies, Inc.                                1,400                 13
* AstroPower, Inc.                                      1,600                 13
* RF Monolithics, Inc.                                  4,400                 13
  Stephan Co.                                           3,700                 13
* Cygnus Inc.                                          19,088                 13
* EnPro Industries, Inc.                                3,068                 12
* Universal American Financial Corp.                    2,100                 12
* Carrington Labs Inc.                                 13,400                 12
* Brightpoint, Inc.                                     1,542                 12
* Avici Systems Inc.                                    3,390                 12
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* COMFORCE Corp.                                       20,213                 12
* SPEEDUS Corp.                                        15,700                 12
* Titan Pharmaceuticals, Inc.                           8,400                 12
* Prime Energy Corp.                                    1,500                 12
* Hycor Biomedical Inc.                                 6,000                 12
* VA Software Corp.                                    13,169                 12
* Versant Corp.                                        17,500                 12
* Z-Tel Technologies, Inc.                             14,680                 12
* Lightspan Inc.                                       11,200                 12
* I-many, Inc.                                          8,200                 12
* Penton Media, Inc. Class A                           17,100                 12
* TurboChef, Inc.                                      16,600                 12
* Saba Software, Inc.                                  10,856                 12
* SONICblue Inc.                                       25,490                 11
* Impreso, Inc.                                         5,300                 11
* Visual Networks, Inc.                                 7,900                 11
* Computer Motion, Inc.                                11,100                 11
* MetaSolv, Inc.                                        8,300                 11
* CenterSpan Communications Corp.                       9,700                 11
* GTC Biotherapeutics, Inc.                             9,500                 11
* WHX Corp.                                             4,565                 11
* Cannondale Corp.                                     10,400                 11
* Tumbleweed Communications Corp.                       7,120                 11
* Pumatech, Inc.                                       15,500                 11
* AXT, Inc.                                             6,100                 11
* Interactive Intelligence Inc.                         4,200                 11
* Caminus Corp.                                         4,540                 11
* Wilshire Oil Co. of Texas                             3,000                 11
* Millennium Cell Inc.                                  4,400                 11
* Read Rite Corp.                                      30,000                 11
* Creative Host Services, Inc.                          5,500                 10
* Lexent Inc.                                          12,100                 10
* Docent, Inc.                                          3,650                 10
* Electroglas, Inc.                                     6,700                 10
* QuickLogic Corp.                                      9,700                 10
* U.S. Energy Systems, Inc.                            10,900                 10
* Rainmaker Systems, Inc.                              10,200                 10
* Wyndham International, Inc.
    Class A                                            44,326                 10
* Therma-Wave Inc.                                      9,700                 10
* On Command Corp.                                     14,800                 10
* Gallery of History, Inc.                              2,700                 10
* Airnet Communications Corp.                          19,180                 10
* Critical Path, Inc.                                  19,300                 10
* Auspex Systems, Inc.                                 26,600                 10
* Internap Network Services Corp.                      26,600                 10
* Lantronix, Inc.                                      14,000                 10
* Fresh Choice, Inc.                                    5,100                 10
* Centra Software, Inc.                                 9,788                 10
  Wayne Savings Bancshares, Inc.                          600                 10
* Tut Systems, Inc.                                     7,600                 10
* Cadiz Inc.                                           17,400                 10
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Digital Lightwave, Inc.                               7,700                  9
  Bank of the Ozarks, Inc.                                400                  9
* Miravant Medical Technologies                        10,300                  9
* Curis, Inc.                                           9,070                  9
* Five Star Quality Care, Inc.                          6,786                  9
  Laser Mortgage Management,
    Inc. REIT                                           7,100                  9
  D&K Healthcare Resources, Inc.                          900                  9
* Predictive Systems, Inc.                             30,300                  9
* MacroChem Corp.                                      18,100                  9
  Eastern Virginia Bankshares, Inc.                       500                  9
* Stratos Lightwave, Inc.                               2,034                  9
* Eden Bioscience Corp.                                 6,245                  9
* SEEC, Inc.                                            8,900                  9
* Braun Consulting, Inc.                                9,700                  9
* Dyax Corp.                                            4,892                  9
* Orchid Biosciences, Inc.                             17,100                  9
* Optical Cable Corp.                                   3,687                  9
* Kana Software, Inc.                                   4,355                  9
* UbiquiTel Inc.                                       21,300                  9
* Championship Auto Racing
    Teams, Inc.                                         2,300                  9
* ARTISTdirect, Inc.                                    3,941                  8
* Cross Media Marketing Corp.                          15,364                  8
  Oregon Trail Financial Corp.                            400                  8
* Curon Medical Inc.                                   13,000                  8
* ResortQuest International, Inc.                       2,200                  8
* Beta Oil & Gas, Inc.                                  9,600                  8
* Digex, Inc.                                          19,000                  8
* Spiegel, Inc. Class A                                22,600                  8
* SRA International, Inc.                                 300                  8
* CyberSource Corp.                                     3,300                  8
* Aetrium, Inc.                                        10,300                  8
* MTI Technology Corp.                                 18,000                  8
* SpectRx, Inc.                                         4,874                  8
* AvantGo, Inc.                                         8,000                  8
* Pacific Premier Bancorp, Inc.                         1,460                  8
* Divine, Inc.                                          5,509                  8
* Interleukin Genetics, Inc.                           15,100                  8
* Marimba, Inc.                                         4,700                  8
* StorageNetworks, Inc.                                 6,600                  8
* IVAX Diagnostics, Inc.                                4,500                  8
* eLoyalty Corp.                                        1,835                  8
* Mercator Software, Inc.                               7,800                  8
* Blue Coat Systems, Inc.                               1,919                  8
* Corio, Inc.                                          10,000                  8
* CYTOGEN Corp.                                         2,300                  7
* Exabyte Corp.                                        14,000                  7
* Weider Nutritional International, Inc.                5,000                  7
  Windrose Medical Properties Trust                       700                  7
* Bell Industries, Inc.                                 4,500                  7
  Citizens South Banking Corp.                            700                  7
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* All American Semiconductor, Inc.                      3,400                  7
  California Water Service Group                          300                  7
* Blue Martini Software, Inc.                           2,433                  7
* Larscom, Inc. Class A                                19,000                  7
* Goodrich Petroleum Corp.                              2,800                  7
* Baldwin Technology Class A                           15,700                  7
* Westpoint Stevens, Inc.                              11,700                  7
* Alpine Group, Inc.                                    9,200                  7
  Onvia.com, Inc.                                       2,700                  7
* Frontstep, Inc.                                       3,500                  7
* Aastrom Biosciences, Inc.                            14,400                  7
* Zonagen, Inc.                                         6,900                  7
* LightPath Technologies, Inc.                         21,000                  7
* Network Engines, Inc.                                 6,700                  7
* Pfsweb Inc.                                          15,764                  7
* Anthony & Sylvan Pools Corp.                          1,882                  7
* Carrier Access Corp.                                 16,400                  7
* Netopia, Inc.                                         4,700                  7
* SAVVIS Communications Corp.                          16,280                  7
* Intraware, Inc.                                       5,900                  6
* HealthAxis, Inc.                                     19,600                  6
* EXE Technologies, Inc.                               11,756                  6
* Superconductor Technologies Inc.                      6,840                  6
* ImageWare Systems, Inc.                               2,100                  6
* Niku Corp.                                            1,580                  6
* Interep National Radio Sales, Inc.                    2,700                  6
* Neurobiological Technologies, Inc.                    1,100                  6
* Copper Mountain Networks, Inc.                        1,450                  6
* Alaris Medical, Inc.                                  1,000                  6
* Large Scale Biology Corp.                             7,600                  6
* Abraxas Petroleum Corp.                              10,100                  6
* Genaissance Pharmaceuticals, Inc.                     6,900                  6
* Perficient, Inc.                                      6,000                  6
* Cell Pathways, Inc.                                  14,500                  6
* American Access Technologies Inc.                    10,000                  6
* ACT Teleconferencing, Inc.                            4,600                  6
* Constar International Inc.                              500                  6
* Vixel Corp.                                           2,900                  6
* Iridex Corp.                                          2,000                  6
* Mississippi Chemical Corp.                           18,100                  6
* GMX Resources Inc.                                    3,000                  6
* Bay View Capital Corp.                                1,000                  6
* AT&T Latin America Corp. Class A                     27,300                  6
* Hyseq, Inc.                                           6,500                  6
* Transgenomic, Inc.                                    2,500                  6
* Saucony Inc.                                            600                  6
  Superior Financial Corp.                                300                  6
* McLeod USA Inc.                                       6,532                  5
* dELiA*s Corp. Class A                                12,153                  5
* Montana Mills Bread Co.                               1,300                  5
* Tanning Technology Corp.                              7,100                  5
* Targeted Genetics Corp.                              13,400                  5
* SatCon Technology Corp.                               3,807                  5
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* SL Industries, Inc.                                   1,000                  5
* Evergreen Solar, Inc.                                 4,100                  5
* Pac-West Telecom, Inc.                               10,481                  5
* Mayor's Jeweler's, Inc.                              17,400                  5
* Verso Technologies, Inc.                             10,000                  5
* TechTeam Global, Inc.                                   700                  5
* Community West Bancshares                             1,100                  5
* Lynx Therapeutics Inc.                               12,300                  5
* Andrea Radio Corp.                                   16,700                  5
* Lowrance Electronics, Inc.                              800                  5
* Aradigm Corp.                                         3,000                  5
* Federal-Mogul Corp.                                  22,000                  5
* SYNAVANT Inc.                                         5,170                  5
* Multilink Technology Corp. Class A                    1,780                  5
  FNB Corp.-Virginia                                      200                  5
* NetSolve, Inc.                                          700                  5
* M-WAVE, Inc.                                          3,800                  5
* Deltagen, Inc.                                        9,664                  5
* InsWeb Corp.                                          2,808                  5
* Virage, Inc.                                          6,200                  4
* Perceptron, Inc.                                      2,000                  4
* SportsLine.com, Inc.                                  4,300                  4
* Trailer Bridge, Inc.                                  2,000                  4
* DSL.Net, Inc.                                         8,700                  4
* Datalink Corp.                                        1,100                  4
* Sagent Technology, Inc.                              14,100                  4
* GoAmerica, Inc.                                      14,500                  4
* International Assets Holding Corp.                    2,395                  4
* PharmaNetics, Inc.                                      600                  4
* Advanced Lighting
    Technologies, Inc.                                 12,600                  4
* Radiologix Inc.                                       1,800                  4
* ParthusCeva Inc.                                        700                  4
* Com21, Inc.                                          18,800                  4
* Endocare, Inc.                                        1,200                  4
* EntreMed, Inc.                                        4,800                  4
* ebix.com Inc.                                         1,575                  4
* NetManage, Inc.                                       2,378                  4
* VCampus Corp.                                         1,060                  4
* Oakwood Homes Corp.                                   9,320                  4
* eXegenics Inc.                                       11,400                  4
* Media 100 Inc.                                        6,149                  4
* Scheid Vineyards, Inc. Class A                        1,500                  4
* Artisoft, Inc.                                        9,300                  4
* Serrento Networks Corp.                                 910                  4
* ICO, Inc.                                             2,900                  4
* Axeda Systems Inc.                                    4,700                  4
* Equinix, Inc.                                           659                  4
* SBA Communications Corp.                              9,100                  4
* Insmed Inc.                                           8,250                  4
* Universal Access Global
    Holdings Inc.                                      19,440                  4
* Storage Computer Corp.                               16,000                  4
================================================================================

================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* SteelCloud Inc.                                       3,300                  4
* Paradigm Medical Industries, Inc.                    24,100                  4
* Tripath Technology Inc.                              12,700                  4
* Cellular Technical Services Co., Inc.                 5,160                  4
* AirGate PCS, Inc.                                     5,700                  4
* Immersion Corp.                                       3,000                  4
* IGI, Inc.                                             6,710                  3
* America Service Group Inc.                              200                  3
* Peco II, Inc.                                         5,204                  3
* Metawave Communications Corp.                        11,864                  3
* Comdisco Holding Company, Inc.                       39,800                  3
* Micro Component Technology, Inc.                      4,600                  3
  Knape & Vogt Manufacturing Co.                          300                  3
* Choice One Communications Inc.                       19,568                  3
* The Immune Response Corp.                             3,200                  3
* Axonyx Inc.                                           3,500                  3
* Harken Energy Corp.                                  14,490                  3
* Epimmune Inc.                                         3,300                  3
* WorldGate Communications, Inc.                        6,700                  3
* Insightful Corp.                                      3,000                  3
* V-One Corp.                                          19,900                  3
* FirePond, Inc.                                        1,120                  3
* Vornado Operating Inc. REIT                           5,595                  3
* Paradigm Genetics, Inc.                               9,400                  3
* On2 Technologies, Inc.                                9,000                  3
  Pittsburgh & West Virginia Railroad                     300                  3
* Allied Motion Technologies, Inc.                      1,500                  3
* Cortex Pharmaceuticals, Inc.                          4,000                  3
* Beacon Power Corp.                                   11,800                  3
* GenVec, Inc.                                            800                  3
* Frontline Communications Corp.                        9,600                  2
* Visual Data Corp.                                    13,800                  2
* Ampex Corp. Class A                                  30,700                  2
* NTELOS Inc.                                           6,600                  2
* Channell Commercial Corp.                               600                  2
* The 3DO Co.                                           1,187                  2
* Quinton Cardiology Systems, Inc.                        300                  2
* Hanover Direct, Inc.                                 12,400                  2
* DDi Corp.                                            10,700                  2
* Precision Optics Corp.                                9,300                  2
* Rohn Industries Inc.                                 25,800                  2
* American Bank Note
    Holographics, Inc.                                  3,135                  2
* T/R Systems, Inc.                                     4,100                  2
* Click2learn, Inc.                                     3,000                  2
* Level 8 Systems Inc.                                  5,900                  2
* IntraBiotics Pharmaceuticals, Inc.                    7,600                  2
  United Financial Corp.                                  100                  2
  BancTrust Financial Group, Inc.                         200                  2
* Ezenia!, Inc.                                        16,700                  2
* Suburban Lodges Of America, Inc.                      2,700                  2
  Universal Forest Products, Inc.                         100                  2
* eGain Communications Corp.                           10,100                  2
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Calavo Growers, Inc.                                    300                  2
* Euroweb International Corp.                           1,200                  2
* Personnel Group of America, Inc.                     14,200                  2
* Apropos Technology, Inc.                              1,500                  2
* Rouge Industries Inc.                                 2,000                  2
* The A Consulting Team, Inc.                           6,000                  2
* 24/7 Real Media, Inc.                                 9,200                  2
* Carmike Cinemas, Inc.                                   100                  2
* Alterra Healthcare Corp.                             17,600                  2
* Adept Technology, Inc.                                3,000                  2
* Storage Engine Inc.                                   2,500                  2
* SmartDisk Corp.                                       5,100                  2
* Audible, Inc.                                         6,000                  2
  Habersham Bancorp                                       100                  2
* NeoRx Corp.                                           4,100                  2
* Ostex International, Inc.                             1,000                  2
* Sheffield Pharmaceuticals, Inc.                       9,200                  2
* USDATA Corp.                                          2,360                  2
* MedAmicus, Inc.                                         200                  2
* Zamba Corp.                                          21,100                  2
* Procom Technology, Inc.                               5,600                  2
* Omtool, Ltd.                                          6,000                  2
* Psychiatric Solutions, Inc.                             300                  2
* Merisel, Inc.                                           880                  2
* Leap Wireless International, Inc.                    11,025                  2
  Abigail Adams National
    Bancorp., Inc.                                        110                  2
* Evolve Software, Inc.                                   400                  2
  Sphinx International Inc.                             4,100                  2
* Valentis, Inc.                                        7,400                  2
* Twinlab Corp.                                        16,200                  2
  TIB Financial Corp.                                     100                  2
* Cylink Corp.                                          1,300                  2
* Ista Pharmaceuticals Inc.                               490                  2
* Applied Microsystems Corp.                           17,000                  2
* Green Mountain Coffee
    Roasters, Inc.                                        100                  2
* Radio Unica Corp.                                     5,000                  2
* Caldera International, Inc.                           1,025                  1
* NaviSite, Inc.                                        9,900                  1
* Hoenig Group, Inc.                                    6,100                  1
* SciQuest, Inc.                                        3,000                  1
* Samsonite Corp.                                       2,642                  1
* Versata, Inc.                                         1,500                  1
* DA Consulting Group, Inc.                             8,800                  1
* GraphOn Corp.                                        10,000                  1
* Chart Industries, Inc.                                2,000                  1
* Cytrx Corp.                                           5,000                  1
* Avalon Digital Marketing
    Systems, Inc.                                       1,000                  1
* Organogenesis, Inc.                                  13,076                  1
* Lanvision Systems, Inc.                                 400                  1
* Verticalnet, Inc.                                     1,430                  1
================================================================================

================================================================================
                                                                   MARKET VALUE*
BALANCED INDEX FUND                                    SHARES              (000)
--------------------------------------------------------------------------------
* ATEC Group, Inc.                                      2,000                  1
* Navidec, Inc.                                           478                  1
* Adams Golf, Inc.                                      4,300                  1
* Headway Corporate Resources, Inc.                    17,800                  1
* eMerge Interactive, Inc.                              4,099                  1
* Vertel Corp.                                          9,600                  1
* Alanco Technologies, Inc.                             1,986                  1
* Metromedia International
    Group, Inc.                                        10,000                  1
* ANC Rental Corp.                                     19,678                  1
* Superior Telecom Inc.                                 6,487                  1
* New Century Equity Holdings Corp.                     3,700                  1
* Geerlings & Wade Inc.                                 1,200                  1
* Novatel Wireless, Inc.                                  927                  1
* Applied Graphics Technologies, Inc.                   1,764                  1
* Comdial Corp.                                           627                  1
* Gilman & Ciocia, Inc.                                 8,400                  1
* Horizon Group Properties, Inc. REIT                     270                  1
* Razorfish, Inc.                                         456                  1
* Captaris Inc.                                           300                  1
* Primus Knowledge Solutions, Inc.                      1,700                  1
* Occam Networks, Inc.                                 10,016                  1
* Telaxis Communications Corp.                          3,736                  1
* Genstar Therapeutics Corp.                            2,100                  1
* Major Automotive Companies Inc.                         800                  1
* Adelphia Business Solutions, Inc.                    26,659                  1
* TenFold Corp.                                         4,300                  1
* Astea International, Inc.                             1,000                  1
* Network-1 Security Solutions, Inc.                    4,400                  1
* I-Link, Inc.                                          4,800                  1
* Continucare Corp.                                     4,600                  1
* Tickets.com, Inc.                                       650                  1
* Seven Seas Petroleum Inc.                            20,600                  1
* NexPrise, Inc.                                          366                  1
* P-Com, Inc.                                           2,640                  1
* YouthStream Media Networks, Inc.                      6,100               --
* EasyLink Services Corp.                                 742               --
* Acceptance Insurance Cos. Inc.                       17,600               --
* Appiant Technologies Inc.                             2,100               --
* Williams Communications
    Group, Inc.                                       101,371               --
* Accrue Software, Inc.                                11,100               --
* Amtech Systems, Inc.                                    100               --
* Actrade Financial Technologies, Ltd.                  2,300               --
* Cogent Communications Group, Inc.                       647               --
* Vertex Interactive, Inc.                              5,800               --
* Genuity Inc. Class A                                  2,323               --
* DriverShield Corp.                                      600               --
* Billserv, Inc.                                        1,000               --
* Interliant Inc.                                       9,200               --
* IEC Electronics Corp.                                 1,682               --
================================================================================
                                                                   MARKET VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Uniroyal Technology Corp.                             8,000               --
* A.D.A.M., Inc.                                          300               --
* Innovative Gaming Corp. of America                    1,000               --
* Gadzoox Networks, Inc.                                7,800               --
* SLI, Inc.                                            20,350               --
* NeoMedia Technologies, Inc.                           8,500               --
* Encompass Services Corp.                             17,080               --
* uniView Technologies Corp.                            2,238               --
* Geoworks Corp. (Delaware)                             4,000               --
* Pinnacle Holdings Inc. REIT                           6,700               --
* Internet Pictures Corp.                                  54               --
* Focal Communications Corp.                              733               --
* Integra, Inc.                                         2,100               --
* Aqua Care Systems, Inc.                               2,344               --
* CTC Communications Group, Inc.                        8,200               --
* AppliedTheory Corp.                                   6,900               --
* American Classic Voyager Co.                          6,000               --
* General Magic, Inc.                                     178               --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $2,864,969)                                                     2,522,112
--------------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.6%)
--------------------------------------------------------------------------------
U.S. Government Securities (5.1%)
Private Export Funding Corp.
 (U.S. Government Guaranteed)
  7.20%, 1/15/2010                                    $ 6,900              8,328
U.S. Treasury Bonds
  7.50%, 11/15/2016                                    16,475             21,573
  8.75%, 5/15/2017                                      5,400              7,815
  8.875%, 8/15/2017                                     1,900              2,780
  8.125%, 8/15/2019                                     1,905              2,656
  8.50%, 2/15/2020                                      1,555              2,243
  8.75%, 5/15/2020                                      5,025              7,417
  7.875%, 2/15/2021                                     7,800             10,711
  8.125%, 8/15/2021                                     7,675             10,808
  8.00%, 11/15/2021                                     1,370              1,910
  7.25%, 8/15/2022                                        575                749
  7.625%, 11/15/2022                                   12,700             17,184
  7.50%, 11/15/2024                                     2,850              3,847
  6.75%, 8/15/2026                                     10,760             13,469
  6.625%, 2/15/2027                                     8,845             10,933
  6.375%, 8/15/2027                                     7,890              9,486
U.S. Treasury Notes
  3.375%, 4/30/2004                                    11,850             12,172
  2.25%, 7/31/2004                                     20,400             20,668
  2.125%, 8/31/2004                                    11,425             11,554
  7.875%, 11/15/2004                                    7,575              8,458
  6.125%, 8/15/2007                                       215                247
  5.625%, 5/15/2008                                    19,050             21,616
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
  5.50%, 5/15/2009                                      3,800              4,314
  5.00%, 2/15/2011                                      7,375              8,110
                                                                      ----------
                                                                         219,048
                                                                      ----------
AGENCY BONDS AND NOTES (4.5%)
Federal Farm Credit Bank
  4.80%, 11/6/2003                                      3,500              3,602
Federal Home Loan Bank
  5.375%, 1/5/2004                                        575                598
  4.875%, 4/16/2004                                     2,400              2,505
  3.375%, 6/15/2004                                     3,250              3,337
  6.50%, 8/15/2007                                      3,500              4,026
  5.865%, 9/2/2008                                      1,300              1,466
  5.88%, 11/25/2008                                     1,200              1,241
  7.625%, 5/14/2010                                     8,800             10,910
  5.75%, 5/15/2012                                      4,575              5,091
Federal Home Loan Mortgage Corp.
  5.25%, 2/15/2004                                      8,300              8,653
  6.25%, 7/15/2004                                      2,400              2,572
  6.875%, 1/15/2005                                     1,700              1,871
  7.00%, 7/15/2005                                      3,225              3,616
  5.50%, 7/15/2006                                     10,700             11,744
  5.75%, 3/15/2009                                     14,000             15,714
  6.625%, 9/15/2009                                     4,650              5,446
  7.00%, 3/15/2010                                      4,000              4,790
  5.75%, 1/15/2012                                      9,925             11,020
Federal National Mortgage Assn.
  3.00%, 6/15/2004                                        725                741
  6.50%, 8/15/2004                                     11,775             12,691
  7.00%, 7/15/2005                                     17,000             19,060
  5.50%, 2/15/2006                                     11,125             12,176
  5.00%, 1/15/2007                                        125                135
  7.125%, 3/15/2007                                     1,685              1,972
  5.25%, 4/15/2007                                      3,040              3,328
  5.64%, 12/10/2008                                     3,500              3,616
  6.40%, 5/14/2009                                      5,700              6,019
  7.25%, 1/15/2010                                      6,720              8,133
  6.25%, 2/1/2011                                       1,425              1,594
  5.50%, 3/15/2011                                      2,450              2,689
  6.00%, 5/15/2011                                      4,800              5,427
  5.375%, 11/15/2011                                    1,925              2,089
  7.25%, 5/15/2030                                      5,375              6,746
  6.625%, 11/15/2030                                    1,850              2,173
Tennessee Valley Auth.
  5.375%, 11/13/2008                                    2,400              2,645
  7.125%, 5/1/2030                                      4,000              4,903
                                                                       ---------
                                                                         194,339
                                                                       ---------
MORTGAGE-BACKED SECURITIES (15.0%)
Federal Home Loan Mortgage Corp.
(4)   4.50%, 1/27/2008                                    250                256
(4)   5.00%, 12/1/2007-1/1/2025                        10,242             10,515
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
(4)   5.50%, 4/1/2007-11/1/2032                        29,866             30,879
(4)   6.00%, 12/1/2003-11/1/2032                       73,962             76,968
(4)   6.50%, 4/1/2004-8/1/2032                         66,176             69,248
(4)   7.00%, 6/1/2003-6/1/2032                         35,493             37,412
(4)   7.50%, 9/1/2003-1/1/2032                          8,340              8,899
(4)   8.00%, 12/1/2007-10/1/2031                        6,055              6,518
(4)   8.50%, 11/1/2007-5/1/2030                           698                757
(4)   9.00%, 1/1/2005-7/1/2030                            718                783
(4)   9.50%, 8/1/2003-4/1/2025                            150                165
(4)  10.00%, 3/1/2017-4/1/2025                             58                 64
Federal National Mortgage Assn.
(4)   5.00%, 1/27/2010-12/1/2017                        8,000              8,200
(4)   5.50%, 11/1/2008-1/1/2033                        31,008             31,977
(4)   6.00%, 5/1/2003-8/1/2032                         76,805             79,809
(4)   6.50%, 3/1/2003-7/1/2032                        104,095            108,706
(4)   7.00%, 1/1/2003-12/1/2031                        33,162             34,951
(4)   7.50%, 8/1/2007-6/1/2032                         13,389             14,241
(4)   8.00%, 10/25/2003-1/1/2031                        2,926              3,152
(4)   8.50%, 10/1/2004-9/1/2030                         1,374              1,489
(4)   9.00%, 7/1/2007-8/1/2026                            183                201
(4)   9.50%, 4/1/2005-2/1/2025                             89                 98
(4)   10.00%, 7/1/2005-8/1/2021                            14                 16
(4)   10.50%, 8/1/2020                                      8                  9
Government National Mortgage Assn.
(4)   5.50%, 12/1/2032-1/22/2033                        2,500              2,564
(4)   6.00%, 3/15/2009-11/15/2032                      22,221             23,226
(4)   6.50%, 9/15/2008-6/15/2032                       37,499             39,436
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
BALANCED INDEX FUND                                     (000)              (000)
--------------------------------------------------------------------------------
(4)   7.00%, 5/15/2008-6/15/2032                       25,813             27,409
(4)   7.50%, 5/15/2008-3/15/2032                       10,869             11,639
(4)   8.00%, 9/15/2009-3/15/2032                        6,395              6,932
(4)   8.50%, 3/15/2017-9/15/2030                        1,703              1,852
(4)   9.00%, 6/15/2016-8/15/2030                          979              1,078
(4)   9.50%, 9/15/2018-8/15/2030                          289                317
(4)   10.00%, 10/15/2017-12/15/2020                        45                 51
(4)   10.50%, 9/15/2019                                     4                  5
(4)   11.00%, 7/15/2013-12/15/2015                          8                  9
(4)   12.00%, 2/15/2014                                     8                  9
                                                                       ---------
                                                                         639,840
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $1,006,206)                                                     1,053,227
--------------------------------------------------------------------------------
CORPORATE BONDS (14.4%)
--------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES--FIXED RATE (2.2%)(2)
Bank of America Mortgage Securities
(4) 4.654%, 7/25/2032                                     935                952
Bank One Issuance Trust
(4) 2.96%, 10/23/2005                                   1,400              1,415
Bear Stearns Commercial
  Mortgage Securities Inc.
(4) 5.61%, 11/15/2033                                   4,000              4,306
California Infrastructure &
  Econ. Dev. Bank Special
  Purpose Trust PG&E-1
(4) 6.42%, 9/25/2008                                   10,900             11,893
California Infrastructure &
  Econ. Dev. Bank Special
  Purpose Trust SCE-1
(4) 6.38%, 9/25/2008                                   10,000             10,897
California Infrastructure &
  Econ. Dev. Bank Special
  Purpose Trust SDG&E
(4) 6.31%, 9/25/2008                                    5,000              5,441
Capital Auto Receivables Asset Trust
(4) 4.16%, 7/16/2007                                    1,100              1,150
Capital One Auto Finance Trust
(4) 4.88%, 9/15/2008                                      625                660
Centex Home Equity Loan Trust
(4) 4.64%, 8/25/2026                                      625                646
Chase Manhattan Auto Owner Trust
(4) 4.24%, 9/15/2008                                      900                941
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
CIT RV Trust
(4) 5.96%, 4/15/2011                                      983                989
Citibank Credit Card Master Trust
(4) 4.95%, 2/9/2009                                     1,700              1,821
Commercial Mortgage
  Lease-Backed Certificate
(4)(5) 6.746%, 6/20/2031                                  761                842
Countrywide Home Loan
(4) 4.633%, 7/1/2032                                    1,539              1,560
DaimlerChrysler Auto Trust
(4) 2.56%, 10/25/2004                                   1,900              1,917
First Union Corp.
(4) 6.223%, 12/12/2033                                    350                388
Ford Credit Auto Owner Trust
(4)   7.40%, 4/15/2005                                  2,250              2,336
(4)   3.62%, 1/15/2006                                  1,500              1,524
(4)   4.36%, 8/15/2006                                  1,850              1,925
Harley-Davidson Motorcycle Trust
(4) 4.50%, 1/15/2010                                    1,000              1,054
Honda Auto Receivables Owner Trust
(4)   2.19%, 9/15/2006                                  1,600              1,614
(4)   4.22%, 4/15/2007                                  1,100              1,150
MBNA Master Credit Card Trust
(4) 4.95%, 6/15/2009                                    1,700              1,822
Mach One CDO, Ltd.
(4)(5) 6.70%, 3/15/2030                                 2,292              2,521
Marshall & Ilsley Auto Loan Trust
(4) 2.49%, 10/22/2007                                   4,500              4,534
Nissan Auto Receivables
(4) 4.60%, 9/15/2005                                    2,000              2,102
PECO Energy Transition Trust
(4)   5.63%, 3/1/2005                                   1,361              1,370
(4)   5.80%, 3/1/2007                                   5,000              5,318
(4)   6.05%, 3/1/2009                                   1,100              1,215
PP&L Transition Bond Co. LLC
(4) 6.96%, 12/26/2007                                   5,000              5,542
PSE&G Transition Funding LLC
(4) 6.89%, 12/15/2017                                   2,000              2,316
Residential Asset Securities Corp.
(4) 4.988%, 2/25/2027                                   3,050              3,188
Sears Credit Account Master Trust
(4)   6.35%, 2/16/2007                                    417                418
(4)   6.05%, 1/15/2008                                    292                299
Toyota Auto Receivables Owner Trust
(4)   2.65%, 11/15/2006                                 1,650              1,670
(4)   4.00%, 7/15/2008                                    700                727
Volkswagen Auto Lease Trust
(4) 2.36%, 12/20/2005                                   1,800              1,812
Washington Mutual Mortgage
  Pass-Through Certificate
(4) 5.435%, 2/25/2032                                   1,250              1,282
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
(4)   5.55%, 3/25/2032                                    700                716
(4)   5.598%, 4/25/2032                                 1,200              1,224
World Omni Master Owner Trust
(4) 3.79%, 11/20/2005                                   1,250              1,273
                                                                      ----------
                                                                          94,770
                                                                      ----------
ASSET-BACKED SECURITIES-- FLOATING RATE (0.9%)(2)
Chase Credit Card Master Trust
(4)   1.96%, 1/15/2006                                 11,000             11,010
(4)   1.923%, 2/15/2007                                 6,000              6,005
Discover Card Master Trust I
(4)   1.70%, 2/16/2007                                  1,000              1,004
(4)   1.55%, 4/16/2007                                  6,000              6,008
First Chicago Master Trust II
(4) 1.57%, 6/15/2005                                    2,000              2,001
First USA Credit Card Master Trust
(4) 1.50%, 9/10/2006                                   11,000             11,009
                                                                      ----------
                                                                          37,037
                                                                      ----------
FINANCE (4.9%)
BANKING (2.0%)
Abbey National PLC
  7.95%, 10/26/2029                                       275                334
BBVA-Bancomer Capital Trust I
(5) 10.50%, 2/16/2011                                   1,600              1,776
Bank of New York
  3.75%, 2/15/2008                                      1,050              1,060
Bank of Nova Scotia
  6.875%, 5/1/2003                                        250                254
Bank One Corp.
  7.625%, 8/1/2005                                      2,500              2,811
  4.125%, 9/1/2007                                      1,700              1,747
  6.00%, 2/17/2009                                      1,000              1,074
BankAmerica Corp.
  10.00%, 2/1/2003                                        200                201
Barclays Bank PLC
(5) 8.55%, 6/15/2011                                    2,000              2,395
Citicorp
  7.625%, 5/1/2005                                        700                783
Citicorp Capital II
  8.015%, 2/15/2027                                     1,050              1,158
Citicorp Lease Pass-Through Trust
(4)(5)  7.22%, 6/15/2005                                  443                484
(5)   8.04%, 12/15/2019                                 1,700              1,962
Citigroup Inc.
  4.125%, 6/30/2005                                     3,125              3,263
  6.75%, 12/1/2005                                      2,250              2,503
Commercial Credit Corp.
  5.90%, 9/1/2003                                         450                463
CoreStates Capital Corp.
  6.625%, 3/15/2005                                       700                764
(5) 8.00%, 12/15/2026                                   2,000              2,204
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Credit Suisse First Boston USA Inc.
  5.75%, 4/15/2007                                      1,475              1,569
Donaldson Lufkin & Jenrette, Inc.
  8.00%, 3/1/2005                                       2,500              2,739
Fleet Boston Financial Corp.
  4.875%, 12/1/2006                                     1,425              1,490
Fleet Capital Trust II
  7.92%, 12/11/2026                                       500                536
Fleet Financial Group, Inc.
  6.875%, 3/1/2003                                        400                403
  7.125%, 4/15/2006                                       500                548
J.P. Morgan Chase & Co.
  5.625%, 8/15/2006                                     1,000              1,062
  5.25%, 5/30/2007                                        950              1,006
Marshall & Ilsley Bank
  4.125%, 9/4/2007                                      4,000              4,130
Mellon Financial Co.
  5.75%, 11/15/2003                                       600                621
Mellon Capital II
  7.995%, 1/15/2027                                     1,250              1,393
Mercantile Bancorp (Firstar)
  7.30%, 6/15/2007                                      1,000              1,159
NB Capital Trust IV
  8.25%, 4/15/2027                                      1,000              1,153
National Westminster Bancorp Inc.
  9.375%, 11/15/2003                                      500                533
NationsBank Corp.
  7.50%, 9/15/2006                                      6,000              6,891
North Fork Bancorp
  5.875%, 8/15/2012                                     2,000              2,154
PNC Funding Corp.
  7.00%, 9/1/2004                                       2,000              2,152
PaineWebber Group, Inc.
  6.375%, 5/15/2004                                     1,250              1,326
Regions Financial Corp.
  7.00%, 3/1/2011                                       3,000              3,495
Republic New York Corp.
  7.75%, 5/15/2009                                        300                355
Royal Bank of Scotland PLC
  7.648%, 9/30/2031                                     1,525              1,647
Santander Central Hispano SA
  7.625%, 9/14/2010                                       400                455
Sanwa Bank Ltd.
  7.40%, 6/15/2011                                        275                270
Sumitomo Mitsui Banking Corp.
  8.00%, 6/15/2012                                        225                251
Swiss Bank Corp.
  7.25%, 9/1/2006                                         500                565
  7.375%, 7/15/2015                                       250                300
  7.00%, 10/15/2015                                       500                590
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
BALANCED INDEX FUND                                     (000)              (000)
--------------------------------------------------------------------------------
Synovus Financial Corp.
  7.25%, 12/15/2005                                     1,850              2,031
US Bancorp
  7.00%, 3/15/2003                                      2,450              2,475
  6.875%, 12/1/2004                                     1,500              1,639
Wachovia Corp.
  4.95%, 11/1/2006                                      3,250              3,467
Washington Mutual Bank
  6.875%, 6/15/2011                                     2,300              2,565
Wells Fargo & Co.
  4.875%, 6/12/2007                                     4,000              4,249
  5.25%, 12/1/2007                                      3,800              4,118

BROKERAGE (0.7%)
Bear Stearns & Co., Inc.
  6.70%, 8/1/2003                                       1,300              1,336
  6.625%, 1/15/2004                                       300                314
  5.70%, 1/15/2007                                      1,700              1,835
  5.70%, 11/15/2014                                       250                256
Goldman Sachs Group Inc.
  5.70%, 9/1/2012                                       2,500              2,604
  5.50%, 5/15/2014                                      1,950              1,966
Lehman Brothers Holdings Inc.
  6.25%, 4/1/2003                                       2,000              2,022
  7.75%, 1/15/2005                                      3,500              3,868
  6.625%, 2/5/2006                                      1,765              1,939
Merrill Lynch & Co., Inc.
  5.88%, 1/15/2004                                      1,400              1,456
  4.00%, 11/15/2007                                     1,550              1,568
Morgan Stanley Dean Witter Discover & Co.
  6.10%, 4/15/2006                                      2,250              2,447
  5.80%, 4/1/2007                                       1,875              2,043
  7.25%, 4/1/2032                                         475                539
Salomon Smith Barney Holdings Inc.
  6.875%, 6/15/2005                                       200                219
  5.875%, 3/15/2006                                     3,000              3,241
Waddell & Reed Financial
  7.50%, 1/18/2006                                      4,000              4,313

FINANCE COMPANIES (1.4%)
American Express Co.
  3.75%, 11/20/2007                                       475                481
Boeing Capital Corp.
  5.75%, 2/15/2007                                      2,000              2,113
  6.50%, 2/15/2012                                        600                641
CIT Group Holdings
  7.375%, 4/2/2007                                        300                326
  7.75%, 4/2/2012                                         300                333
Capital One Bank
  6.875%, 2/1/2006                                        850                833
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Countrywide Home Loan
  5.50%, 2/1/2007                                       2,500              2,653
  5.625%, 5/15/2007                                     3,200              3,422
John Deere Capital Corp.
  7.00%, 3/15/2012                                        250                290
Ford Motor Credit Co.
  6.50%, 1/25/2007                                      3,000              2,970
  7.25%, 10/25/2011                                     2,500              2,426
General Electric Capital Corp.
  5.375%, 3/15/2007                                     1,600              1,718
  4.625%, 9/15/2009                                     1,500              1,533
  6.125%, 2/22/2011                                     1,000              1,077
  6.75%, 3/15/2032                                      2,950              3,277
General Motors Acceptance Corp.
  5.80%, 3/12/2003                                      3,050              3,063
  5.25%, 5/16/2005                                      2,475              2,489
  7.50%, 7/15/2005                                      1,000              1,051
  6.125%, 2/1/2007                                      2,000              2,032
  6.875%, 8/28/2012                                     3,500              3,466
  8.00%, 11/1/2031                                        800                806
Household Finance Corp.
  5.75%, 1/30/2007                                      2,325              2,432
  7.65%, 5/15/2007                                        350                389
  6.40%, 6/17/2008                                        375                400
  6.375%, 10/15/2011                                      750                786
  7.625%, 5/17/2032                                       400                451
  7.35%, 11/26/2032                                       900                977
International Lease Finance Corp.
  5.625%, 6/1/2007                                      4,625              4,825
MBNA America Bank NA
  7.75%, 9/15/2005                                      1,650              1,785
  5.375%, 1/15/2008                                     1,000              1,021
Toyota Motor Credit
  5.625%, 11/13/2003                                    3,750              3,878
USA Education Inc.
  5.625%, 4/10/2007                                     1,625              1,780
Washington Mutual Finance Corp.
  6.25%, 5/15/2006                                      2,000              2,164

INSURANCE (0.5%)
Ace Ltd.
  6.00%, 4/1/2007                                       1,650              1,724
Allstate Corp.
  5.375%, 12/1/2006                                       500                539
  7.20%, 12/1/2009                                      3,000              3,448
American General Capital II
  8.50%, 7/1/2030                                       1,300              1,628
American International Group
  2.85%, 12/1/2005                                        500                503
John Hancock Global Funding II
(5) 5.625%, 6/27/2006                                   2,150              2,277
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Jackson National Life Insurance Co.
(5) 6.125%, 5/30/2012                                     375                397
Marsh & McLennan Cos. Inc.
  6.25%, 3/15/2012                                        525                581
Metlife Inc.
  5.25%, 12/1/2006                                      1,500              1,599
Monumental Global Funding II
(5) 6.05%, 1/19/2006                                    2,300              2,495
Nationwide Life Global Funding
(5) 5.35%, 2/15/2007                                    1,700              1,794
Principal Life Global Funding I
(5) 6.125%, 3/1/2006                                    2,000              2,153
Reinsurance Group of America
  6.75%, 12/15/2011                                     1,500              1,586
St. Paul Cos. Inc.
  5.75%, 3/15/2007                                        200                208
Travelers Property Casualty Corp.
  7.75%, 4/15/2026                                        450                505

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Camden Property Trust
  7.00%, 11/15/2006                                       750                816
EOP Operating LP
  7.875%, 7/15/2031                                       200                217
Equity Residential Properties Trust
  6.625%, 3/15/2012                                     2,000              2,163
First Industrial LP
  6.875%, 4/15/2012                                     2,000              2,125
HRPT Properties Trust
  6.50%, 1/15/2013                                        450                461
Health Care Property Investment Inc.
  6.45%, 6/25/2012                                        800                810
New Plan Excel Realty Trust
  5.875%, 6/15/2007                                       625                655
Regency Centers LP
  6.75%, 1/15/2012                                        450                484
Security Capital Pacific Trust
  8.05%, 4/1/2017                                         350                386
Shurgard Storage Centers, Inc.
  7.75%, 2/22/2011                                      3,150              3,495
Simon DeBartolo Group, Inc.
  6.75%, 7/15/2004                                        750                786
Susa Partnership LP
  7.50%, 12/1/2027                                        400                452
                                                                       ---------
                                                                         208,714
                                                                       ---------
INDUSTRIAL (5.4%)
BASIC INDUSTRY (0.4%)
Apache Corp.
  7.375%, 8/15/2047                                       375                446
Alcoa Inc.
  4.25%, 8/15/2007                                      2,400              2,499
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Celulosa Arauco Constitution SA
  8.625%, 8/15/2010                                       250                286
Cemex SA de CV
(5) 8.625%, 7/18/2003                                     950                982
Chevron Phillips Chemical Co.
  5.375%, 6/15/2007                                     1,125              1,183
Domtar Inc.
  7.875%, 10/15/2011                                    1,000              1,166
Dow Chemical Co.
  7.375%, 11/1/2029                                     1,000              1,066
Eastman Chemical Co.
  6.375%, 1/15/2004                                       300                313
  7.00%, 4/15/2012                                        650                727
International Paper Co.
  7.875%, 8/1/2006                                        100                112
Kennametal Inc.
  7.20%, 6/15/2012                                        275                284
Kerr McGee Corp.
  7.875%, 9/15/2031                                       550                670
Potash Corp. of Saskatchewan
  7.75%, 5/31/2011                                      1,000              1,170
Praxair, Inc.
  6.90%, 11/1/2006                                        350                392
Rohm & Haas Co.
  6.95%, 7/15/2004                                        600                643
Sappi Papier Holding AG
(5)   6.75%, 6/15/2012                                    675                746
(5)   7.50%, 6/15/2032                                    500                559
Union Carbide Corp.
  6.75%, 4/1/2003                                       1,550              1,559
  7.875%, 4/1/2023                                        200                203
  7.75%, 10/1/2096                                        875                809
Weyerhaeuser Co.
  5.50%, 3/15/2005                                      2,000              2,091
  6.75%, 3/15/2012                                      1,000              1,090

CAPITAL GOODS (0.5%)
Bae Systems Holdings Inc.
(5) 6.40%, 12/15/2011                                   2,000              2,025
The Boeing Co.
  6.625%, 2/15/2038                                       900                905
Bombardier Capital Corp.
(5) 6.125%, 6/29/2006                                     950                864
British Aerospace
(4)(5) 7.156%, 12/15/2011                               1,372              1,445
CRH Capital Inc.
  6.95%, 3/15/2012                                        450                504
Caterpillar, Inc.
  5.95%, 5/1/2006                                       1,000              1,093
  7.375%, 3/1/2097                                        750                880
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
BALANCED INDEX FUND                                     (000)              (000)
--------------------------------------------------------------------------------
Deere & Co.
  8.50%, 1/9/2022                                         100                127
Goodrich Corp.
  6.45%, 12/15/2007                                       500                509
Hutchison Whampoa International Ltd.
(5) 7.00%, 2/16/2011                                    1,000              1,069
Lafarge Corp.
  6.375%, 7/15/2005                                     1,750              1,889
Lockheed Martin Corp.
  7.70%, 6/15/2008                                      1,300              1,550
Masco Corp.
  6.75%, 3/15/2006                                      2,000              2,181
Raytheon Co.
  5.50%, 11/15/2012                                       375                381
Textron Inc.
  6.50%, 6/1/2012                                         700                766
United Technologies Corp.
  4.875%, 11/1/2006                                     2,800              2,974
  8.875%, 11/15/2019                                      575                771

COMMUNICATION (1.4%)
AT&T Broadband
  9.455%, 11/15/2022                                      708                826
AT&T Corp.
  6.375%, 3/15/2004                                       150                155
  7.80%, 11/15/2011                                     2,000              2,173
  6.50%, 3/15/2013                                      1,000              1,000
  8.00%, 11/15/2031                                       500                553
AT&T Wireless Services Inc.
  8.125%, 5/1/2012                                        750                750
  8.75%, 3/1/2031                                       2,400              2,352
Ameritech Capital Funding
  7.50%, 4/1/2005                                         600                664
BellSouth Capital Funding
  5.00%, 10/15/2006                                       100                107
  7.875%, 2/15/2030                                     1,350              1,648
British Telecommunications PLC
  7.875%, 12/15/2005                                    2,750              3,097
Centurytel Inc.
(5) 7.875%, 8/15/2012                                     450                523
China Telecom
  7.875%, 11/2/2004                                     2,100              2,290
Cingular Wireless
  7.125%, 12/15/2031                                      500                525
Citizens Communications
  9.25%, 5/15/2011                                        250                297
Clear Channel Communications
  7.875%, 6/15/2005                                       200                222
  7.65%, 9/15/2010                                        500                567
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Comcast Cable Communication
  6.375%, 1/30/2006                                     1,000              1,049
  8.375%, 5/1/2007                                      1,000              1,126
  8.875%, 5/1/2017                                        850                995
Cox Communications, Inc.
  7.75%, 11/1/2010                                        425                482
Cox Enterprises
(5) 7.875%, 9/15/2010                                     500                544
Deutsche Telekom International Finance
  8.50%, 6/15/2010                                      1,025              1,179
  8.25%, 6/15/2030                                        700                802
France Telecom
  8.70%, 3/1/2006                                       2,500              2,734
  10.00%, 3/1/2031                                        425                515
GTE North Inc.
  5.65%, 11/15/2008                                       200                214
GTE South Inc.
  6.125%, 6/15/2007                                     2,500              2,748
Grupo Televisa SA
  8.625%, 8/8/2005                                      1,750              1,929
Koninklijke KPN NV
  8.00%, 10/1/2010                                      2,250              2,637
Lenfest Communications, Inc.
  8.375%, 11/1/2005                                       950              1,041
Michigan Bell Telephone Co.
  7.50%, 2/15/2023                                        175                182
New England Telephone & Telegraph Co.
  6.875%, 10/1/2023                                       200                202
  7.875%, 11/15/2029                                      750                904
News America Holdings Inc.
  9.25%, 2/1/2013                                       1,000              1,204
  7.75%, 1/20/2024                                        200                206
PCCW Hong Kong Capital Ltd.
(5) 7.75%, 11/15/2011                                   1,150              1,236
SBC Communications Inc.
  5.75%, 5/2/2006                                         800                867
Scholastic Corp.
  5.75%, 1/15/2007                                        300                316
Southwestern Bell Telephone Co.
  6.625%, 7/15/2007                                     1,000              1,122
  7.625%, 3/1/2023                                        725                763
  7.25%, 7/15/2025                                        400                421
Sprint Capital Corp.
  7.90%, 3/15/2005                                      1,000              1,015
  8.75%, 3/15/2032                                      2,525              2,411
TPSA Finance BV
(5) 7.75%, 12/10/2008                                     360                359
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico
  6.65%, 5/15/2006                                      1,000              1,067
  6.80%, 5/15/2009                                        400                414
Telefonica Europe BV
  7.35%, 9/15/2005                                      1,000              1,101
Telefonos de Mexico SA
  8.25%, 1/26/2006                                        700                767
Thomson Corp.
  5.75%, 2/1/2008                                         800                859
USA Interactive
(5) 7.00%, 1/15/2013                                      850                880
Verizon Global Funding Corp.
  7.375%, 9/1/2012                                        750                862
Verizon Wireless Inc.
  5.375%, 12/15/2006                                    1,475              1,541
Verizon New Jersey Inc.
  5.875%, 1/17/2012                                     1,975              2,082
Verizon New York Inc.
  6.875%, 4/1/2012                                        900              1,008
  7.375%, 4/1/2032                                        900                998
Vodafone AirTouch PLC
  7.625%, 2/15/2005                                     3,700              4,099

CONSUMER CYCLICAL (0.9%)
AOL Time Warner Inc.
  5.625%, 5/1/2005                                        775                794
  6.15%, 5/1/2007                                       1,875              1,944
  6.75%, 4/15/2011                                        500                519
  7.625%, 4/15/2031                                        50                 51
Arvinmeritor Inc.
  6.80%, 2/15/2009                                        150                144
Auburn Hills Trust
  12.375%, 5/1/2020                                       175                266
CVS Corp.
  5.50%, 2/15/2004                                        675                698
Cendant Corp.
  6.875%, 8/15/2006                                       855                876
Costco Wholesale Corp.
  5.50%, 3/15/2007                                        700                755
DaimlerChrysler North America
  Holding Corp.
  7.40%, 1/20/2005                                      1,000              1,087
  7.375%, 9/15/2006                                       500                558
  8.00%, 6/15/2010                                      1,000              1,144
  7.75%, 1/18/2011                                        250                285
  7.30%, 1/15/2012                                      1,175              1,318
Dayton Hudson Corp.
  6.75%, 1/1/2028                                       1,000              1,092
  6.65%, 8/1/2028                                         500                540
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
The Walt Disney Co.
  5.375%, 6/1/2007                                      2,000              2,120
Ford Capital BV
  9.50%, 6/1/2010                                         100                102
Ford Motor Co.
  6.375%, 2/1/2029                                      1,250                959
  7.45%, 7/16/2031                                      1,025                892
  9.98%, 2/15/2047                                      1,000              1,019
General Motors Corp.
  6.75%, 5/1/2028                                         550                482
Harrahs Operating Co. Inc.
  7.125%, 6/1/2007                                      1,000              1,102
  7.50%, 1/15/2009                                        500                570
Kohl's Corp.
  6.00%, 1/15/2033                                        625                628
Liberty Media Corp.
  7.75%, 7/15/2009                                      1,000              1,085
  8.25%, 2/1/2030                                       1,000              1,070
Lowe's Co. Inc.
  6.875%, 2/15/2028                                       617                692
May Department Stores Co.
  9.75%, 2/15/2021                                        111                146
Pulte Homes Inc.
  7.875%, 6/15/2032                                     1,100              1,124
Sears Roebuck Acceptance Corp.
  7.00%, 6/15/2007                                        250                253
  7.00%, 2/1/2011                                         250                239
  6.70%, 4/15/2012                                        200                188
  7.00%, 6/1/2032                                         200                170
Target Corp.
  7.00%, 7/15/2031                                      1,525              1,720
Time Warner Inc.
  8.18%, 8/15/2007                                        500                550
Time Warner Entertainment
  8.375%, 3/15/2023                                     1,500              1,663
Viacom Inc.
  6.75%, 1/15/2003                                      1,000              1,001
  6.40%, 1/30/2006                                        500                548
  5.625%, 8/15/2012                                     1,500              1,602
WFS Financial Owner Trust
  4.50%, 2/20/2010                                      1,300              1,369
Wal-Mart Stores, Inc. Canada
(5) 5.58%, 5/1/2006                                     2,000              2,177
Waste Management, Inc.
(5) 7.75%, 5/15/2032                                      975              1,055
Wendy's International, Inc.
  6.20%, 6/15/2014                                        400                441
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
BALANCED INDEX FUND                                     (000)              (000)
--------------------------------------------------------------------------------

CONSUMER NONCYCLICAL (1.0%)
Anheuser-Busch Cos., Inc.
(4)   7.10%, 6/15/2007                                  2,100              2,258
      7.125%, 7/1/2017                                    400                463
      7.375%, 7/1/2023                                    125                134
C.R. Bard, Inc.
  6.70%, 12/1/2026                                      1,100              1,207
Bottling Group PLC
(5) 4.625%, 11/15/2012                                  2,100              2,097
Bristol-Myers Squibb
  5.75%, 10/1/2011                                        600                631
Campbell Soup Co.
  6.75%, 2/15/2011                                      1,000              1,139
Cia. Brasil de Bebidas AmBev
  10.50%, 12/15/2011                                      280                252
Coca-Cola Enterprises, Inc.
  6.125%, 8/15/2011                                     1,000              1,111
Conagra Foods, Inc.
  7.875%, 9/15/2010                                     2,000              2,404
Diageo PLC
  3.50%, 11/19/2007                                     1,300              1,308
General Mills Inc.
  5.125%, 2/15/2007                                     1,600              1,699
Grand Metropolitan Investment Corp.
  9.00%, 8/15/2011                                      1,000              1,309
HCA Inc.
  6.95%, 5/1/2012                                       1,000              1,062
International Flavors & Fragrances
  6.45%, 5/15/2006                                      1,100              1,195
Kellogg Co.
  6.00%, 4/1/2006                                       2,000              2,172
Kraft Foods Inc.
  4.625%, 11/1/2006                                     1,200              1,265
  5.625%, 11/1/2011                                       800                855
  6.50%, 11/1/2031                                      2,000              2,202
Kroger Co.
  8.15%, 7/15/2006                                      1,000              1,134
  7.65%, 4/15/2007                                        570                650
McKesson Corp.
  7.75%, 2/1/2012                                         500                573
Fred Meyer, Inc.
  7.375%, 3/1/2005                                      2,000              2,181
Pharmacia Corp.
  5.75%, 12/1/2005                                      1,000              1,091
Philip Morris Cos., Inc.
  8.25%, 10/15/2003                                       450                470
  7.00%, 7/15/2005                                        500                541
Procter & Gamble Co. ESOP
  9.36%, 1/1/2021                                       1,200              1,658
RJ Reynolds Tobacco Holdings Inc.
  7.25%, 6/1/2012                                       2,025              2,092
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Safeway, Inc.
  6.85%, 9/15/2004                                      1,500              1,605
Sara Lee Corp.
  6.125%, 11/1/2032                                       625                658
Supervalu Inc.
  7.50%, 5/15/2012                                      1,750              1,781
United Health Group Inc.
  5.20%, 1/17/2007                                      1,000              1,056
Wellpoint Health Network
  6.375%, 1/15/2012                                       900                988

ENERGY (0.6%)
Alberta Energy Co. Ltd.
  7.375%, 11/1/2031                                     1,000              1,144
Amerada Hess Corp.
  5.30%, 8/15/2004                                      1,300              1,356
  5.90%, 8/15/2006                                      1,700              1,820
Anadarko Finance Co.
  6.75%, 5/1/2011                                         200                225
  7.50%, 5/1/2031                                         200                238
Burlington Resources Inc.
  6.50%, 12/1/2011                                        200                223
  7.40%, 12/1/2031                                        150                172
Conoco Funding Co.
  6.35%, 10/15/2011                                       175                196
  7.25%, 10/15/2031                                     1,200              1,405
Conoco Inc.
  5.90%, 4/15/2004                                      3,500              3,682
Devon Financing Corp.
  7.875%, 9/30/2031                                       200                241
Emerson Electric
  4.625%, 10/15/2012                                    2,000              2,001
Mobil Corp.
  7.625%, 2/23/2033                                       175                187
Occidental Petroleum
  7.20%, 4/1/2028                                         400                446
PF Export Receivables Master Trust
(4)(5) 6.60%, 12/1/2011                                 1,500              1,620
PanCanadian Energy Corp.
  7.20%, 11/1/2031                                        475                536
Petroliam Nasional Bhd.
(5)   8.875%, 8/1/2004                                    700                768
(5)   7.625%, 10/15/2026                                  750                787
Petronas Capital Ltd.
(5) 7.875%, 5/22/2022                                   1,700              1,840
Phillips Petroleum Co.
  8.50%, 5/25/2005                                      1,050              1,197
Schlumberger Technology Corp.
(5) 6.50%, 4/15/2012                                      500                556
Suncor Energy Inc.
  7.15%, 2/1/2032                                         900                978
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Texaco Capital Corp.
  8.875%, 9/1/2021                                        100                136
  8.625%, 4/1/2032                                      1,000              1,345
  7.50%, 3/1/2043                                         150                178
Tosco Corp.
  7.25%, 1/1/2007                                       1,000              1,138
Union Oil of California
  6.375%, 2/1/2004                                        150                156
  7.50%, 2/15/2029                                        910              1,035

TECHNOLOGY (0.2%)
Applied Materials, Inc.
  8.00%, 9/1/2004                                         125                135
First Data Corp.
  6.375%, 12/15/2007                                    1,000              1,126
  5.625%, 11/1/2011                                     1,500              1,603
International Business Machines Corp.
  4.875%, 10/1/2006                                       500                533
  6.45%, 8/1/2007                                       1,000              1,127
  7.125%, 12/1/2096                                     1,125              1,255
MicroStrategy Inc.
  7.50%, 6/24/2007                                         55                 20
Motorola Inc.
  7.625%, 11/15/2010                                      975              1,004
Texas Instruments Inc.
  6.125%, 2/1/2006                                        600                635

TRANSPORTATION (0.4%)
American Airlines Inc.
  Pass-Through Certificates
  6.855%, 4/15/2009                                       720                684
  7.024%, 10/15/2009                                      600                564
  6.817%, 5/23/2011                                     1,400              1,176
Burlington Northern Santa Fe Corp.
  6.375%, 12/15/2005                                      150                165
  7.125%, 12/15/2010                                    1,000              1,158
  6.75%, 7/15/2011                                        700                799
  6.75%, 3/15/2029                                        750                812
  7.25%, 8/1/2097                                         300                327
Canadian National Railway Co.
  6.80%, 7/15/2018                                      1,075              1,180
Canadian Pacific Rail
  7.125%, 10/15/2031                                    1,200              1,401
Continental Airlines, Inc.
 (Equipment Trust Certificates)
  6.648%, 3/15/2019                                       736                639
Delta Air Lines, Inc.
 (Equipment Trust Certificates)
(4) 8.54%, 1/2/2007                                       303                224
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Delta Air Lines, Inc.
  Pass-Through Certificates
  7.111%, 9/18/2011                                     1,500              1,485
ERAC USA Finance Co.
(5) 7.35%, 6/15/2008                                    1,500              1,666
Hertz Corp.
  7.40%, 3/1/2011                                       1,000                941
  7.625%, 6/1/2012                                      1,400              1,329
Norfolk Southern Corp.
  7.70%, 5/15/2017                                        100                125
  7.90%, 5/15/2097                                        100                120
NorthWest Airlines, Inc.
  Pass-Through Certificates
  6.841%, 4/1/2011                                        800                760
Southwest Airlines Co.
  6.50%, 3/1/2012                                         650                688
US Airways Pass-Through Trust
  8.11%, 2/20/2017                                      1,805              1,859
Union Pacific Corp.
  7.125%, 2/1/2028                                        600                686
                                                                       ---------
                                                                         231,670
                                                                       ---------
UTILITIES (1.0%)
ELECTRIC (0.8%)
Alabama Power
  4.70%, 12/1/2010                                        550                548
  5.50%, 10/15/2017                                     1,250              1,306
Arizona Public Service Co.
  7.25%, 8/1/2023                                         400                411
Commonwealth Edison Co.
  7.50%, 7/1/2013                                         250                301
Consolidated Edison Inc.
  6.625%, 12/15/2005                                      500                551
Constellation Energy Group Inc.
  6.125%, 9/1/2009                                        600                623
  7.00%, 4/1/2012                                         500                525
Detroit Edison
  7.50%, 2/1/2005                                       2,000              2,207
Duke Energy Corp.
  6.25%, 1/15/2012                                        900                950
Energy East Corp.
  6.75%, 6/15/2012                                        500                543
Firstenergy Corp.
  5.50%, 11/15/2006                                     1,000              1,004
  7.375%, 11/15/2031                                      300                289
Florida Power & Light
  6.875%, 12/1/2005                                     2,350              2,612
Georgia Power Co.
  5.125%, 11/15/2012                                      450                458
HQI Transelec Chile SA
  7.875%, 4/15/2011                                     1,500              1,659
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
BALANCED INDEX FUND                                     (000)              (000)
--------------------------------------------------------------------------------
Israel Electric Corp. Ltd.
(5)   7.25%, 12/15/2006                                 1,235              1,330
(5)   7.75%, 3/1/2009                                   1,300              1,370
(5)   7.95%, 5/30/2011                                  1,800              1,917
MidAmerican Energy Co.
  6.75%, 12/30/2031                                     1,225              1,267
National Rural Utilities Corp.
  6.20%, 2/1/2008                                         500                547
  5.75%, 8/28/2009                                        500                530
  7.25%, 3/1/2012                                         500                576
Oncor Electric Delivery
(5)   6.375%, 1/15/2015                                   400                407
(5)   7.25%, 1/15/2033                                    400                406
PSEG Power Corp.
  6.875%, 4/15/2006                                       925                942
  8.625%, 4/15/2031                                       150                155
PacifiCorp
  6.90%, 11/15/2011                                     1,500              1,714
  7.70%, 11/15/2031                                       500                579
Progress Energy Inc.
  6.05%, 4/15/2007                                        450                479
  7.00%, 10/30/2031                                     1,000              1,046
Reliant Energy Resources
  8.125%, 7/15/2005                                       450                407
South Carolina Electric & Gas Co.
  6.625%, 2/1/2032                                        450                497
Southwestern Electric Power
  4.50%, 7/1/2005                                       1,200              1,213
Teco Energy Inc.
  7.00%, 5/1/2012                                         525                431
Union Electric Power Co.
  7.65%, 7/15/2003                                        250                258
Virginia Electric & Power Co.
  5.375%, 2/1/2007                                      2,025              2,142
  6.75%, 10/1/2023                                        500                499

NATURAL GAS (0.2%)
Consolidated Natural Gas
  5.375%, 11/1/2006                                     1,500              1,606
Duke Energy Field Services
  7.875%, 8/16/2010                                     1,000              1,050
  8.125%, 8/16/2030                                       150                151
Enron Corp.
**  9.125%, 4/1/2003                                      700                 91
**  7.125%, 5/15/2007                                     300                 39
**  6.875%, 10/15/2007                                  1,000                130
Enterprise Products
  7.50%, 2/1/2011                                         500                537
Keyspan Corp.
  7.25%, 11/15/2005                                     2,100              2,346
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners, LP
  7.30%, 8/15/2033                                        500                520
Sempra Energy
  6.80%, 7/1/2004                                       3,500              3,592
Yosemite Security Trust
(5) **8.25%, 11/15/2004                                 4,000                680
                                                                       ---------
                                                                          43,441
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $577,668)                                                         615,632
--------------------------------------------------------------------------------
SOVEREIGN BONDS (1.5%) (U.S. Dollar-Denominated)
--------------------------------------------------------------------------------
Asia Development Bank
  4.875%, 2/5/2007                                      2,400              2,594
European Investment Bank
  4.00%, 3/15/2005                                      4,400              4,590
Federation of Malaysia
  7.50%, 7/15/2011                                        250                288
Inter-American Development Bank
  6.375%, 10/22/2007                                      608                697
  5.625%, 4/16/2009                                     3,000              3,362
  8.50%, 3/15/2011                                        175                224
International Bank for Reconstruction
  & Development
  4.125%, 8/12/2009                                     3,750              3,916
KFW International Finance, Inc.
  7.625%, 2/15/2004                                       400                427
  2.50%, 10/17/2005                                     3,100              3,125
Korea Development Bank
  6.75%, 12/1/2005                                      1,190              1,311
Korea Electric Power
(5) 4.25%, 9/12/2007                                    2,000              2,022
Landwirtshaft Rentenbank
  3.375%, 11/15/2007                                    1,200              1,213
Pemex Global
(5) 6.50%, 2/1/2005                                     1,500              1,588
Pemex Master Trust
(5)   7.875%, 2/1/2009                                  1,870              2,028
(5)   7.375%, 12/15/2014                                1,050              1,093
Province of British Columbia
  7.00%, 1/15/2003                                        630                631
Province of Newfoundland
  10.00%, 12/1/2020                                       250                375
  7.32%, 10/13/2023                                       600                731
Province of Ontario
  7.375%, 1/27/2003                                       175                176
  5.50%, 10/1/2008                                      1,750              1,937
  5.125%, 7/17/2012                                     1,800              1,926
================================================================================

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
Province of Quebec
  5.75%, 2/15/2009                                      1,000              1,112
  5.00%, 7/17/2009                                      1,250              1,338
  7.125%, 2/9/2024                                        400                475
  7.50%, 9/15/2029                                      1,000              1,256
Province of Saskatchewan
  6.625%, 7/15/2003                                     2,250              2,310
  8.00%, 7/15/2004                                      1,600              1,715
Republic of Chile
  5.625%, 7/23/2007                                     4,050              4,272
Republic of El Salvador
(5) 8.25%, 4/10/2032                                      700                662
Republic of Finland
  7.875%, 7/28/2004                                       850                931
Republic of Italy
  3.625%, 9/14/2007                                     1,500              1,539
  5.625%, 6/15/2012                                     3,000              3,339
Republic of Portugal
  5.75%, 10/8/2003                                      1,000              1,032
Republic of South Africa
  7.375%, 4/25/2012                                     1,175              1,272
United Mexican States
  10.375%, 2/17/2009                                    1,500              1,853
  8.375%, 1/14/2011                                     3,000              3,395
  8.30%, 8/15/2031                                      1,000              1,058
United Mexican States Value
  Recovery Rights
  --, 6/3/2003                                          3,950                 14
--------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
 (Cost $59,566)                                                           61,827
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.6%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(3) 1.56%, 1/8/2003                                     1,500              1,500
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.21-1.22%, 1/2/2003--Note E                         60,890             60,890
  1.22%, 1/2/2003                                      48,046             48,046
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $110,436)                                                        110,436
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.0%)
 (Cost $4,618,845)                                                    4,363,234
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                          VALUE*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.0%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     60,465
Liabilities--Note E                                                    (144,671)
                                                                      ----------
                                                                        (84,206)
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $4,279,028
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Non-income-producing security--debt security in default.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.3% and 2.2%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)After giving effect to swap contracts, the fund's investment in asset-backed/commercial mortgage-backed securities represents 3.1% of net assets. See Note C in Notes to Financial Statements.
(3)Security segregated as initial margin for open futures contracts.
(4)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(5)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the aggregate value of these securities was $58,601,000, representing 1.4% of net assets.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
BALANCED INDEX FUND                                                        (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $4,611,953
Overdistributed Net Investment Income                                    (3,987)
Accumulated Net Realized Losses                                         (73,313)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                (255,611)
  Futures Contracts                                                        (327)
  Swap Contracts                                                            313
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,279,028
================================================================================

Investor Shares--Net Assets
Applicable to 191,070,967 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                           $2,990,447
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                         $15.65
================================================================================

Admiral Shares--Net Assets
Applicable to 30,740,900 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                             $481,135
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                          $15.65
================================================================================

Institutional Shares--Net Assets
Applicable to 51,588,191 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                             $807,446
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                    $15.65
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                             BALANCED INDEX FUND
                                                    YEAR ENDED DECEMBER 31, 2002
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends                                                            $ 38,448
  Interest                                                              104,965
  Security Lending                                                          362
--------------------------------------------------------------------------------
    Total Income                                                        143,775
--------------------------------------------------------------------------------
Expenses
  The Vanguard Group--Note B
    Investment Advisory Services                                             97
    Management and Administrative
      Investor Shares                                                     5,746
      Admiral Shares                                                        660
      Institutional Shares                                                  551
    Marketing and Distribution
      Investor Shares                                                       585
      Admiral Shares                                                         60
      Institutional Shares                                                   98
  Custodian Fees                                                            276
  Auditing Fees                                                              12
  Shareholders' Reports and Proxies
    Investor Shares                                                         231
    Admiral Shares                                                            2
    Institutional Shares                                                     --
  Trustees' Fees and Expenses                                                 5
--------------------------------------------------------------------------------
    Total Expenses                                                        8,323
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   135,452
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                            (63,569)
  Futures Contracts                                                      (2,945)
  Swap Contracts                                                            (37)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) (66,551)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                                (509,908)
  Futures Contracts                                                        (748)
  Swap Contracts                                                            313
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       (510,343)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $      (441,442)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

================================================================================
                                                         BALANCED INDEX FUND
                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------
                                                            2002            2001
                                                           (000)           (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 135,452       $ 134,597
  Realized Net Gain (Loss)                              (66,551)         (6,109)
  Change in Unrealized Appreciation (Depreciation)     (510,343)       (252,275)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations                   (441,442)       (123,787)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                     (96,325)       (103,382)
    Admiral Shares                                      (16,416)        (14,172)
    Institutional Shares                                (23,762)        (18,375)
  Realized Capital Gain*
    Investor Shares                                          --          (4,444)
    Admiral Shares                                           --            (477)
    Institutional Shares                                     --            (568)
--------------------------------------------------------------------------------
    Total Distributions                                (136,503)       (141,418)
--------------------------------------------------------------------------------
Capital Share Transactions--Note F
  Investor Shares                                       285,805        (258,665)
  Admiral Shares                                         81,842         178,801
  Institutional Shares                                  301,968         482,528
--------------------------------------------------------------------------------
Net Increase (Decrease) from
  Capital Share Transactions                            669,615         402,664
--------------------------------------------------------------------------------
Total Increase (Decrease)                                91,670         137,459
--------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                 4,187,358       4,049,899
--------------------------------------------------------------------------------
  End of Period                                      $4,279,028      $4,187,358
================================================================================
*Includes 2001 short-term gain distributions totaling $1,098,000 that are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Balanced Index Fund Investor Shares

===============================================================================================================
BALANCED INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2002        2001       2000        1999        1998
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $17.86      $19.08     $20.22      $18.48      $16.29
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .52        .591       .645         .58         .54
  Net Realized and Unrealized Gain (Loss) on Investments  (2.21)     (1.189)    (1.038)       1.88        2.33
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      (1.69)      (.598)     (.393)       2.46        2.87
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.52)      (.597)     (.647)       (.58)       (.54)
  Distributions from Realized Capital Gains                  --       (.025)     (.100)       (.14)       (.14)
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.52)      (.622)     (.747)       (.72)       (.68)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $15.65      $17.86     $19.08      $20.22      $18.48
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                             -9.52%      -3.02%     -2.04%      13.61%      17.85%
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $2,990      $3,117     $3,586      $3,128      $2,004
  Ratio of Total Expenses to Average Net Assets            0.22%       0.22%      0.22%       0.20%       0.21%
  Ratio of Net Investment Income to Average Net Assets     3.14%       3.26%      3.30%       3.18%       3.29%
  Portfolio Turnover Rate                                    40%         33%        28%         29%         25%
===============================================================================================================

*Total return figures do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.

=============================================================================================
BALANCED INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------
                                                                   YEAR ENDED
                                                                  DECEMBER 31,    NOV. 13* TO
                                                              ------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002         2001         2000
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $17.86       $19.08       $19.40
---------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .529         .602         .088
  Net Realized and Unrealized Gain (Loss) on Investments    (2.206)      (1.189)       (.129)
---------------------------------------------------------------------------------------------
    Total from Investment Operations                        (1.677)       (.587)       (.041)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.533)       (.608)       (.189)
  Distributions from Realized Capital Gains                     --        (.025)       (.090)
---------------------------------------------------------------------------------------------
    Total Distributions                                      (.533)       (.633)       (.279)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $15.65       $17.86       $19.08
---------------------------------------------------------------------------------------------
TOTAL RETURN                                                 -9.45%       -2.96%       -0.20%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $481         $471         $316
  Ratio of Total Expenses to Average Net Assets               0.15%        0.15%      0.15%**
  Ratio of Net Investment Income to Average Net Assets        3.22%        3.32%      3.49%**
  Portfolio Turnover Rate                                       40%          33%          28%
=============================================================================================

 *Inception.
**Annualized.

=============================================================================================
BALANCED INDEX FUND INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------
                                                                   YEAR ENDED
                                                                  DECEMBER 31,     DEC. 1* TO
                                                             -------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002         2001         2000
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $17.86       $19.08       $19.05
---------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .54         .612         .056
  Net Realized and Unrealized Gain (Loss) on Investments     (2.21)      (1.189)        .253
---------------------------------------------------------------------------------------------
    Total from Investment Operations                         (1.67)       (.577)        .309
---------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.54)       (.618)       (.189)
  Distributions from Realized Capital Gains                     --        (.025)       (.090)
---------------------------------------------------------------------------------------------
    Total Distributions                                       (.54)       (.643)       (.279)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $15.65       $17.86       $19.08
---------------------------------------------------------------------------------------------
TOTAL RETURN                                                 -9.41%       -2.90%        1.63%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $807         $599         $148
  Ratio of Total Expenses to Average Net Assets               0.10%        0.10%      0.10%**
  Ratio of Net Investment Income to Average Net Assets        3.27%        3.37%      3.36%**
  Portfolio Turnover Rate                                       40%          33%          28%
=============================================================================================

 *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. SWAP CONTRACTS: The fund has entered into swap transactions to earn the total return on a specified mortgage-backed security or index of mortgage-backed securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate asset-backed securities.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Interest income is accrued daily in an amount equivalent to the interest return on the reference security or index, less the floating-rate interest payable under the terms of the swap. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

     4. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     5. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.


B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2002, the fund had contributed capital of $813,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.81% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     Realized and unrealized gains and losses on the fund's swap contracts are treated as income for tax purposes. Realized losses on swap contracts of $37,000 have been reclassified from accumulated net realized losses to undistributed net investment income.

     For tax purposes, at December 31, 2002, the fund had $693,000 of ordinary income available for distribution. The fund had available realized losses of $73,728,000 to offset future net capital gains of $5,846,000 through December 31, 2009, $59,891,000 through December 31, 2010, and $7,991,000 through December
31, 2011.

     At December 31, 2002, net unrealized depreciation of investment securities for tax purposes was $255,734,000, consisting of unrealized gains of $388,962,000 on securities that had risen in value since their purchase and $644,696,000 in unrealized losses on securities that had fallen in value since their purchase.

     At December 31, 2002, the aggregate settlement value of open futures contracts expiring in March 2003 and the related unrealized depreciation were:

================================================================================
                                                              (000)
                                                --------------------------------
                                                AGGREGATE             UNREALIZED
                           NUMBER OF           SETTLEMENT           APPRECIATION
FUTURES CONTRACTS     LONG CONTRACTS                VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index                     46              $10,108                 $(271)
S&P MidCap 400 Index              13                2,794                   (15)
Russell 2000 Index                10                1,916                   (41)
================================================================================

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

At December 31, 2002, the fund had the following open swap contracts:

=======================================================================================
                                                                FLOATING     UNREALIZED
                                                    NOTIONAL    INTEREST   APPRECIATION
                                                      AMOUNT        RATE (DEPRECIATION)
REFERENCE ENTITY/TERMINATION DATE        DEALER*       (000)      PAID**          (000)
---------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities Index
  2/28/2003                                  JPM     $ 2,000       0.89%           $ 33
Commercial Mortgage-Backed Securities Index
  7/31/2003                                   MS       7,000        0.93             30
Commercial Mortgage-Backed Securities Index
  5/31/2003                                   ML       3,000        0.94             68
Commercial Mortgage-Backed Securities Index
  6/30/2003                                   FB       8,000        0.99            182
Commercial Mortgage-Backed Securities Index
  6/30/2003                                   LB      17,000        1.03             --
                                                                            -----------
                                                                                   $313
                                                                            -----------
=======================================================================================

 *JPM--J.P.  Morgan.
  MS--Morgan  Stanley.
  ML--Merrill Lynch.
  FB--Credit Suisse First Boston.
  LB--Lehman Brothers.
**Based  on  one-month  London  InterBank   Offered  Rate  (LIBOR).


Unrealized appreciation on open swap contracts is required to be treated as ordinary income for tax purposes. The floating-rate asset-backed securities associated with the swap transactions are shown as a separate category of corporate bonds in the Statement of Net Assets.

D. During the year ended December 31, 2002, the fund purchased $1,228,825,000 of investment securities and sold $595,918,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,418,916,000 and $1,121,037,000, respectively.

E. The market value of securities on loan to broker/dealers at December 31, 2002, was $80,740,000, for which the fund held cash collateral of $60,890,000 and U.S. Treasury securities with a market value of $26,151,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:

                                                                    YEAR ENDED DECEMBER 31,
                                                        -------------------------------------------

                                                                 2002                   2001
                                                         -----------------       ------------------
                                                          AMOUNT    SHARES       AMOUNT      SHARES
                                                           (000)     (000)        (000)       (000)
---------------------------------------------------------------------------------------------------
Investor Shares
  Issued                                              $ 832,051    49,535    $ 870,791      47,840
  Issued in Lieu of Cash Distributions                   91,995     5,700      102,655       5,874
  Redeemed                                             (638,241)  (38,692)  (1,232,111)    (67,153)
                                                      ---------------------------------------------
    Net Increase (Decrease)--Investor Shares            285,805    16,543     (258,665)    (13,439)
                                                      ---------------------------------------------
Admiral Shares
  Issued                                                250,769    14,547      283,690      15,405
  Issued in Lieu of Cash Distributions                   14,826       918       13,006         746
  Redeemed                                             (183,753)  (11,110)    (117,895)     (6,302)
                                                      ---------------------------------------------
    Net Increase (Decrease)--Admiral Shares              81,842     4,355      178,801       9,849
                                                      ---------------------------------------------
Institutional Shares
  Issued                                                414,913    24,969      583,437      31,327
  Issued in Lieu of Cash Distributions                   23,356     1,458       18,506       1,062
  Redeemed                                             (136,301)   (8,389)    (119,415)     (6,592)
                                                      ---------------------------------------------
    Net Increase (Decrease)--Institutional Shares       301,968    18,038      482,528      25,797
---------------------------------------------------------------------------------------------------

REPORT  OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

FEBRUARY 5, 2003


================================================================================
SPECIAL 2002 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD BALANCED INDEX FUND

This information for the fiscal year ended December 31, 2002, is included pursuant to provisions of the Internal Revenue Code.

     For corporate shareholders, 26.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
================================================================================

INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM(R) was built for you--and it's getting better all the time.

MANAGE YOUR INVESTMENTS WITH EASE
Log on to Vanguard.com and:
* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.
*    Check your overall asset allocation, no matter where your assets are held.
*    Compare your holdings with industry benchmarks.
*    Analyze your personal performance.
* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)
* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE
Go to our PLANNING & Advice and RESEARCH FUNDS & Stocks sections and:
* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.
*    Find out how much you should save for retirement and for college costs.
* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.
* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.
*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

====================================================================================================================================
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE/OFFICER)    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*           Chairman of the Board,          Chairman of the Board, Chief Executive Officer, and
(1954)                     Chief Executive Officer,        Director/Trustee of The Vanguard Group, Inc., and of each of the
May 1987                   and Trustee                     investment companies served by The Vanguard Group.
                           (112)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS           Trustee                         The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                     (112)                           to Greenwich Associates (international business strategy consulting);
January 2001                                               Successor Trustee of Yale University; Overseer of the Stern School of
                                                           Business at New York University; Trustee of the Whitehead Institute
                                                           for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA             Trustee                         Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                     (112)                           Chairman (January-September 1999), and Vice President (prior to
December 2001                                              September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol,
                                                           Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council;
                                                           Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Trustee                         Vice President, Chief Information Officer, and Member of the Executive
(1950)                     (112)                           Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                                  Director of the Medical Center at Princeton and Women's Research
                                                           and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL          Trustee                         Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                     (110)                           Director of Vanguard Investment Series plc (Irish investment fund) (since
May 1977                                                   November 2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of
                                                           America, BKF Capital (investment management), The Jeffrey Co.
                                                           (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Trustee                         Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                     (112)                           Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                                               Goodrich Corporation (industrial products/aircraft systems and services);
                                                           Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON         Trustee                         Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                     (112)                           (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                                                 Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

====================================================================================================================================
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE/OFFICER)    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (112)                           (since September 1997); Secretary of The Vanguard Group and of
June 2001                                                  each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (112)                           investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.


VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard,  The  Vanguard  Group,  Vanguard.com,   Admiral,   Consolidated  View,
PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

THE VANGUARD GROUP (R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                                (C)2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q020 022003